WEALTH BUILDING OPPORTUNITY
Ohio National Fund, Inc.



Semi-Annual Report
--------------------
JUNE 30, 2001




Ohio National Fund, Inc.









[LOGO] Ohio National
       Financial Services(R)

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

At the time of this writing, positive recovery signs indicate that the U.S. equity markets may be stabilizing. After a poor first quarter, the S&P 500 Index rebounded 7.8 percent in April and has remained fairly stable. Investors may be buoyed by repeated reductions in the Federal Funds rate, the continuing lack of inflationary pressure in the economy, decreasing energy prices as well as positive earnings pre-announcements that are ahead of first-quarter levels.

However, as of June 30 the S&P 500 is still in negative territory for the year, as are the Dow Jones Industrial Average and the Nasdaq Composite. The only positive area of the market is small cap stocks as represented by the climb of more than 6 percent in the Russell 2000. The technology sector, the largest sector of the S&P 500 at 19 percent, shows little sign of recovery at this point.

Much like the economy, the Ohio National Fund has the same pattern of mixed results for the first half of the year. Some portfolios have performed well while other growth-oriented portfolios are still suffering from the general economic malaise.

Highlights of the Ohio National Fund

The Capital Appreciation portfolio has continued to build on its stellar performance in 2000. Its focus on mid-cap value oriented stocks has been the right fit for the current market. As of this writing, Capital Appreciation's double-digit performance leads all Ohio National Fund portfolios on a year-to-date basis.

Also performing well is the Equity portfolio. Managed by Bill Miller of Legg Mason, the Equity portfolio is posting positive gains for the year. The performance of the fund this year continues to build on Miller's S&P 500 beating performance since he took over management of the fund on August 1, 1999.

The Blue Chip portfolio has had its best performance yet. Currently, its focus on large- cap value stocks has allowed it to outperform its S&P 500 benchmark on both a year-to-date and a one-year basis.

In the following pages, we're pleased to present you with a complete update of Ohio National Fund's performance and investment activity for the six months ending June 30, 2001.

Bull or Bear Market?

The remaining six-months of the year are difficult to forecast and Wall Street is a confusing mix of bulls and bears. A positive sign is that the Federal Reserve Board has cut interest rates by 275 basis points so far this year. Many analysts believe that third and fourth quarter earnings will be better than anticipated as it normally takes six to nine months for interest rate cuts to work through the system.

One such bull is Jeffrey Applegate, Chief Investment Strategist at Lehman Brothers, who feels, "Our conviction is high that the cyclical trough is upon us and that now is the time to purchase stocks."

Bolstering this opinion is the fact that rate-sensitive sectors such as consumer cyclicals are posting good gains so far this year. This is a textbook sign of a potential recovery for the economy.

The reverse of the coin is represented by a continuing contraction in manufacturing activity and dire earnings warnings from the tech sector. Former teflon stocks, Nokia, JDS Uniphase, Nortel Networks and Juniper Networks have all warned that they would not meet earnings estimates in the near future. Additionally, businesses continue to idle workers and plants. The amount of production capacity in use (measured by the capacity utilization rate) declined to 77.4 percent in May, its lowest level since 1983.

There is no consensus on the direction of the stock market. If earnings manage to grow in the second half of the year, the market should recover and post positive gains overall. If the bears are correct, 2001 could be another down year for equity markets.

Investing 101

What does this mean to you as an investor? First, I would reiterate the advice we have dispensed for some time now. Guessing where the market is going is the job of seers and prophets. We believe three steps have held up against the test of time:

1. Stay diversified

2. Have a long-term investment philosophy

3. Maintain a regular investment plan

Following a consistent, diversified investment program over the course of time is far more appropriate than chasing the hottest sector of the market. To quote David Dreman, chairman of Dreman Value Management, "Investors repeatedly jump ship on a good strategy just because it hasn't worked so well lately and, almost invariably, abandon it at precisely the wrong time."

Thank you again for the confidence you have placed in your variable insurance product as you pursue your wealth-building efforts. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

/s/ JOHN J. PALMER
John J. Palmer

President and Director

--------------------------------------------------------------------------------

Directors and Officers of Ohio National Fund, Inc.

John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
Ross Love, Director
James E. Bushman, Director
George M. Vredeveld, Director
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Marcus L. Collins, Assistant Secretary
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 8/01

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     0.66%
Three-year                                   4.31%
Five-year                                    9.52%
Ten-year                                    11.56%
Since inception (1/14/71)                   10.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Stocks rebounded in the second quarter, but not enough to bring the averages into positive territory for the year. Your Ohio National Equity Portfolio had a good second quarter and six month period, beating the averages and its peer funds. Our 4.42% return for the period ending June 30, 2001 is well ahead of the market and most funds. The average equity fund is down almost 6% through the first half of the year.

The market continues to reward valuation sensitive strategies, with most value funds making money and beating the market. Growth funds generally have posted quite poor returns; the average growth fund is down over 15% in the first 6 months of this year. The problem for growth funds remains technology; the tech heavy NASDAQ is down almost twice as much as the S&P 500.

Stocks tend to bottom when the economy or corporate earnings bottom. Since the market is a discounting mechanism, stocks often begin to rise well before the general economic news turns positive. We continue to believe that the lows reached in late March and early April of this year will be the lows for this bear market and that the direction of the market is higher.

We have begun to build positions in a number of telecommunications companies, including Corning and Tellabs, both leaders in the equipment area. We are under no illusions that this area will rebound quickly; but we do think that spending will begin to recover by 2003. A rebound that far away has created an opportunity now for patient investors, as those less willing to wait have pushed these companies prices to levels we think will enable us to earn excess returns over a 3 to 5 year period that will compensate us for what may be subpar returns for the next 6 months to a year.

We are optimistic that the economy will improve over the balance of the year and that economic growth will be better next year than this, as will corporate profits. Monetary and fiscal policies are both more oriented toward growth than has been the case in years. Bank balance sheets are strong and can support loan growth when demand resumes. Consumer spending is surprisingly robust considering the circumstances. We do not expect it to get better, but it shouldn't get worse either, even if savings rates begin to rise, as we expect.

For our economy to improve, monetary policy must be effective in stimulating demand. The transmission mechanisms of monetary policy are the stock market, the dollar, and the yield curve. Since the Fed began easing, all have moved the wrong way: stocks are down, the dollar is up, and bond yields are higher. We expect that by the end of this year, all will be supportive of stronger growth.

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                EQUITY PORTFOLIO (COMMENCED
                                                                OPERATIONS JANUARY 14, 1971)              S&P 500 INDEX
                                                                ----------------------------              -------------
12/90                                                                       10000                              10000
6/91                                                                        10795                              11432
12/91                                                                     12018.1                            13054.2
6/92                                                                        11857                            12970.6
12/92                                                                     12925.4                              14055
6/93                                                                      13663.4                            14732.5
12/93                                                                     14748.3                            15458.8
6/94                                                                      14277.8                            14930.1
12/94                                                                     14784.6                            15661.6
6/95                                                                      17234.5                            18817.5
12/95                                                                     18806.2                            21523.4
6/96                                                                      20622.9                            23718.8
12/96                                                                     22258.3                            26491.5
6/97                                                                      24978.3                            31922.3
12/97                                                                     26302.2                            35299.7
6/98                                                                      28624.6                            41551.2
12/98                                                                       27806                            45386.4
6/99                                                                      30383.6                            51005.3
12/99                                                                     33330.8                            54937.8
6/00                                                                      32277.5                            54701.6
12/00                                                                     31115.5                            49931.6
6/01                                                                      32490.8                            46586.2

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Waste Management Inc.                   6.9
 2.  AOL/Time Warner                         6.4
 3.  UnitedHealth Group, Inc.                5.6
 4.  Washington Mutual, Inc.                 4.6
 5.  MGIC Investment                         4.3
 6.  Albertson's Inc.                        4.0
 7.  Citigroup Inc.                          3.9
 8.  Fleet Boston Financial Corp.            3.8
 9.  Banc One Corp.                          3.5
10.  Fannie Mae                              3.2

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Banking                                 22.5
 2.  Computer & Related                      14.9
 3.  Medical & Related                       10.0
 4.  Waste Disposal                           6.9
 5.  Insurance Services                       6.6

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.7%)
    98,950   General Motors Corp. .............  $  6,367,433
                                                 ------------
             BANKING (19.9%)
   364,500   Banc One Corp. ...................    13,049,100
    81,350   Bank of America Corp. ............     4,883,441
   272,733   Citigroup Inc. ...................    14,411,212
   354,700   Fleet Boston Financial Corp. .....    13,992,915
   236,999   JP Morgan Chase & Co. ............    10,570,155
   460,800   Washington Mutual Inc. ...........    17,303,040
                                                 ------------
                                                   74,209,863
                                                 ------------
             COMPUTER & RELATED (14.9%)
   448,200   *AOL Time Warner Inc. ............    23,754,600
   410,800   *Dell Computer Corp. .............    10,742,420
   512,000   *Gateway Inc. ....................     8,422,400
    94,200   International Business Machines...    10,644,600
   138,082   *Storage Technology Corp. ........     1,900,008
                                                 ------------
                                                   55,464,028
                                                 ------------
             CONSUMER PRODUCTS (3.8%)
   306,800   Eastman Kodak Co. ................    14,321,424
                                                 ------------
             DIVERSIFIED (1.2%)
   266,800   *Corning Corp. ...................     4,458,228
                                                 ------------
             ENTERTAINMENT & LEISURE (0.7%)
   112,832   *Metro-Goldwyn-Mayer Inc. ........     2,555,645
                                                 ------------
             FINANCIAL SERVICES (6.0%)
    95,500   Bear Stearns Co. Inc. ............     5,631,635
   138,100   Fannie Mae........................    11,759,215
   147,500   MBNA Corp. .......................     4,860,125
                                                 ------------
                                                   22,250,975
                                                 ------------
             FOOD & RELATED (6.5%)
   499,000   Albertson's Inc. .................    14,965,010
   377,100   *Kroger Co. ......................     9,427,500
                                                 ------------
                                                   24,392,510
                                                 ------------
             HOTEL/LODGING (4.1%)
   177,447   *MGM Grand Inc. ..................     5,316,312
   264,600   Starwood Hotels & Resorts WW......     9,864,288
                                                 ------------
                                                   15,180,600
                                                 ------------
             INSURANCE SERVICES (6.6%)
       121   *Berkshire Hathaway Inc. CL A.....     8,397,400
   221,800   MGIC Investment Corp. ............    16,111,552
                                                 ------------
                                                   24,508,952
                                                 ------------
             MANUFACTURING (0.5%)
    35,300   Danaher Corp. ....................     1,976,800
                                                 ------------
             MEDICAL & RELATED (10.0%)
   315,300   *Health Net Inc. .................     5,486,220
   301,100   McKesson HBOC Inc. ...............    11,176,832
   336,360   United Healthcare Group Inc. .....    20,770,230
                                                 ------------
                                                   37,433,282
                                                 ------------

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             RETAIL (5.6%)
   838,800   *Amazon.com Inc. .................  $ 11,869,020
   370,500   *Toys 'R' Us Inc. ................     9,169,875
                                                 ------------
                                                   21,038,895
                                                 ------------
             TELECOMMUNICATIONS & CELLULAR (5.4%)
   557,600   *Level 3 Communications Inc. .....     3,061,224
   584,400   *Nextel Communications Inc. ......    10,227,000
   347,500   *Tellabs Inc. ....................     6,734,550
                                                 ------------
                                                   20,022,774
                                                 ------------
             WASTE DISPOSAL (6.9%)
   832,675   Waste Management Inc. ............    25,663,043
                                                 ------------
             TOTAL U.S. COMMON STOCK (93.8%)
              (COST $334,623,119)..............  $349,844,452
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             MEXICO (0.5%)
             TELECOMMUNICATIONS & CELLULAR (0.5%)
    58,900   Telefonos de Mexico SP-ADR........  $  2,066,801
                                                 ------------
             UNITED KINGDOM (4.9%)
             ADVERTISING (2.3%)
   867,489   *WPP Group PLC....................     8,540,679
             BANKING (2.6%)
   963,389   *Lloyds TSB Group PLC.............     9,640,665
                                                 ------------
             TOTAL UNITED KINGDOM..............    18,181,344
                                                 ------------
             TOTAL FOREIGN COMMON STOCK (5.4%)
              (COST $20,658,749)...............  $ 20,248,145
                                                 ------------
             TOTAL COMMON STOCK (99.2%) (COST
              $355,281,868)....................  $370,092,597
                                                 ------------

   FACE                                             MARKET
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL (0.8%)
$2,763,248   Goldman Sachs 4.05% 07/02/01
              repurchase price $2,764,181
              collateralized by FNMA
              certificates pool # 786668
              Market Value: ($2,834,242)
              Face Value: ($3,757,008)
              Due: 12/01/28 Interest: 6.478%...  $  2,763,248
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS (0.8%)
              (COST $2,763,248)................  $  2,763,248
                                                 ------------
             TOTAL HOLDINGS (100.0%) (COST
              $358,045,116) (A)................  $372,855,845
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.0%)...............        47,878
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $372,903,723
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes but differs from the federal income tax purposes by $614,618.
ADR (American depository receipt) represents ownership of foreign securities.
PLC  Public Limited Company

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $358,045,116)...........  $372,855,845
  Receivable for fund shares sold..........       220,143
  Dividends & accrued interest
    receivable.............................       469,037
  Other....................................        23,493
                                             ------------
    Total assets...........................   373,568,518
                                             ------------
Liabilities:
  Cash overdraft...........................        93,140
  Payable for fund shares redeemed.........       289,276
  Payable for investment management
    services (note 3)......................       241,983
  Other accrued expenses...................        40,396
                                             ------------
    Total liabilities......................       664,795
                                             ------------
Net assets at market value.................  $372,903,723
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,363,417
  Paid-in capital in excess of par value...   345,093,889
  Accumulated net realized loss on
    investments............................    (2,555,925)
  Net unrealized appreciation on
    investments............................    14,810,729
  Undistributed net investment income......       191,613
                                             ------------
Net assets at market value.................  $372,903,723
                                             ============
Shares outstanding (note 4)................    15,363,417
Net asset value per share..................  $      24.27
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest..................................  $    79,799
  Dividends.................................    2,180,964
                                              -----------
    Total investment income.................    2,260,763
                                              -----------
Expenses:
  Management fees (note 3)..................    1,401,590
  Custodian fees (note 3)...................       30,151
  Directors' fees (note 3)..................        4,512
  Professional fees.........................        5,569
  Accounting and transfer agent fees........      105,402
  Printing fees.............................       21,572
  Filing fees...............................        7,935
  Conversion expense........................       49,166
  Other.....................................          758
                                              -----------
    Total expenses..........................    1,626,655
                                              -----------
    Net investment income...................      634,108
                                              -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments........   (1,941,307)
  Net change in unrealized
    appreciation/(depreciation) on
    investments.............................   16,097,691
                                              -----------
    Net income on investments...............   14,156,384
                                              -----------
    Net increase in net assets from
      operations............................  $14,790,492
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    634,108       $  1,016,811
  Realized gain (loss) on investments.......................      (1,941,307)        15,163,634
  Unrealized appreciation (depreciation) on investments.....      16,097,691        (39,043,988)
                                                                ------------       ------------
      Net increase (decrease) in assets from operations.....      14,790,492        (22,863,543)
                                                                ------------       ------------
Dividends and distribution to shareholders:
  Dividends paid from net investment income.................        (442,495)        (1,013,923)
  Capital gains distributions...............................               0        (16,271,442)
  Distributions in excess of capital gains..................               0           (614,618)
  Return of capital.........................................               0         (2,227,428)
                                                                ------------       ------------
      Total dividends and distributions.....................        (442,495)       (20,127,411)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      33,476,722         66,077,053
  Received from dividends reinvested........................         442,495         20,127,411
  Paid for shares redeemed..................................     (16,495,643)       (31,695,625)
                                                                ------------       ------------
      Increase in net assets derived from capital share
       transactions.........................................      17,423,574         54,508,839
                                                                ------------       ------------
         Increase in net assets.............................      31,771,571         11,517,885
Net Assets:
  Beginning of period.......................................     341,132,152        329,614,267
                                                                ------------       ------------
  End of period (a).........................................    $372,903,723       $341,132,152
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    191,613       $         --
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                                JUNE 30, 2001        ---------------------------------------
                                                                 (UNAUDITED)          2000       1999       1998       1997
                                                              ------------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................        $23.28           $26.48     $36.31     $35.44     $32.30
Income (loss) from investment operations:
  Net investment income.....................................          0.07             0.08       0.12       0.45       0.51
  Net realized & unrealized gain (loss) on investments......          0.95            (1.82)      6.85       1.56       5.24
                                                                    ------           ------     ------     ------     ------
    Total income (loss) from investment operations..........          1.02            (1.74)      6.97       2.01       5.75
                                                                    ------           ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         (0.03)           (0.08)     (0.11)     (0.45)     (0.63)
  Distributions from net realized capital gains.............          0.00            (1.18)    (16.68)     (0.69)     (1.98)
  Distributions in excess of capital gains..................          0.00            (0.04)      0.00       0.00       0.00
  Return of capital.........................................          0.00            (0.16)     (0.01)      0.00       0.00
                                                                    ------           ------     ------     ------     ------
    Total distributions.....................................         (0.03)           (1.46)    (16.80)     (1.14)     (2.61)
                                                                    ------           ------     ------     ------     ------
Net asset value, end of period..............................        $24.27           $23.28     $26.48     $36.31     $35.44
                                                                    ======           ======     ======     ======     ======
Total return................................................          4.42%(b)        (6.64%)    19.87%      5.72%     18.17%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................          0.93%(a)         0.91%      0.76%      0.64%      0.67%
  Ratio of net investment income to average
    net assets..............................................          0.36%(a)         0.30%      0.31%      1.25%      1.43%
Portfolio turnover rate.....................................             8%              36%       124%        25%        19%
Net assets at end of period (millions)......................        $372.9           $341.1     $329.6     $296.9     $288.1

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                           AMORTIZED
  AMOUNT             MEDIUM-TERM NOTES               COST
-------------------------------------------------------------
             FINANCE (3.9%)
$2,000,000   Goldman Sachs Group Inc. 4.196%
              11/26/01.........................  $  2,002,065
 2,000,000   Merrill Lynch & Co. 5.605%
              11/01/01.........................     2,000,973
                                                 ------------
             TOTAL MEDIUM-TERM NOTES (3.9%)
              (COST $4,003,038)................  $  4,003,038
                                                 ------------

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (13.3%)
$2,769,000   American Honda Finance 3.980%
              07/13/01.........................  $  2,765,326
 3,318,000   Ford Motor Credit Corp. 3.790%
              07/16/01.........................     3,312,760
 3,234,000   General Motors Acceptance Corp.
              3.980% 07/02/01..................     3,233,642
 4,188,000   Hertz Corp. 3.830% 07/19/01.......     4,179,980
                                                 ------------
                                                   13,491,708
                                                 ------------
             BUSINESS SERVICES (1.0%)
 1,000,000   PHH Corp. 4.250% 07/23/01.........       997,403
                                                 ------------
             CHEMICALS (8.5%)
 4,445,000   Dow Chemical 3.900% 07/13/01......     4,439,222
 4,186,000   Monsanto Co. (144A) 3.860%
              07/17/01.........................     4,178,819
                                                 ------------
                                                    8,618,041
                                                 ------------
             CONSUMER PRODUCTS (6.3%)
 4,200,000   American Home Products (144A)
              3.750% 08/08/01..................     4,183,375
 2,178,000   Eastman Kodak Co. 3.900%
              08/14/01.........................     2,167,618
                                                 ------------
                                                    6,350,993
                                                 ------------
             DRUGS (3.6%)
 3,588,000   Pfizer Inc. (144A) 3.850%
              07/10/01.........................     3,584,547
                                                 ------------
             ENTERTAINMENT & LEISURE (4.4%)
 4,447,000   Walt Disney Co. 3.800% 07/18/01...     4,439,020
                                                 ------------
             FINANCE (23.00%)
 3,885,000   Allmerica Finance 4.020%
              07/03/01.........................     3,884,132
 4,566,000   CIT Group 3.810% 07/25/01.........     4,554,834
 5,000,000   Enron Funding Corp. (144A) 3.760%
              07/30/01.........................     4,984,856

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             FINANCE (CONTINUED)
$1,000,000   Heller Financial 3.980%
              07/20/01.........................  $    997,984
 4,503,000   Household Finance Corp. 3.960%
              07/09/01.........................     4,499,112
 4,428,000   USAA Capital Corp. 3.880%
              07/06/01.........................     4,425,614
                                                 ------------
                                                   23,346,532
                                                 ------------
             INSURANCE (9.4%)
 4,368,000   Metlife Funding Inc. 3.650%
              07/27/01.........................     4,356,485
 4,197,000   Prudential Funding Corp. 3.850%
              07/05/01.........................     4,195,205
 1,000,000   Safeco 4.000% 07/11/01............       998,889
                                                 ------------
                                                    9,550,579
                                                 ------------
             MEDIA & PUBLISHING (7.8%)
 1,767,000   Gannett Co. (144A) 3.950%
              07/11/01.........................     1,765,061
 2,595,000   Knight Ridder (144A) 3.920%
              07/20/01.........................     2,589,631
 3,588,000   Washington Post (144A) 3.740%
              08/10/01.........................     3,573,090
                                                 ------------
                                                    7,927,782
                                                 ------------
             METALS & MINING (3.5%)
 3,588,000   Alcoa Inc. 3.88% 07/12/01.........     3,583,746
                                                 ------------
             OIL, ENERGY & NATURAL GAS (10.1%)
 1,000,000   Praxair Inc. 4.020% 07/16/01......       998,325
 4,391,000   Questar Corp. (144A) 3.720%
              09/14/01.........................     4,356,970
 4,930,000   Texaco Inc. 3.720% 07/24/01.......     4,918,283
                                                 ------------
                                                   10,273,578
                                                 ------------
             RETAIL (5.1%)
 1,000,000   Toys 'R' Us Corp. 4.200%
              07/11/01.........................       998,833
 4,130,000   Wal-Mart Stores (144A) 3.710%
              07/23/01.........................     4,120,636
                                                 ------------
                                                    5,119,469
                                                 ------------
             TOTAL SHORT-TERM NOTES (96.0%)
              (COST $97,283,398)...............  $ 97,283,398
                                                 ------------
             TOTAL HOLDINGS (99.9%) (COST
              $101,286,436) (A)................  $101,286,436
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.1%)...............       101,498
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $101,387,934
                                                 ============

---------------

   (a)  Also represents cost for federal income tax purposes.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $33,336,985 or 32.9% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at amortized
    cost (note 1)..........................  $101,286,436
  Receivable for fund shares sold..........     1,502,345
  Dividends & accrued interest
    receivable.............................        22,888
  Other....................................         9,115
                                             ------------
    Total assets...........................   102,820,784
                                             ------------
Liabilities:
  Cash overdraft...........................     1,330,824
  Payable for fund shares redeemed.........        52,603
  Payable for investment management
    services...............................        20,958
  Dividends payable........................        19,838
  Other accrued expenses...................         8,627
                                             ------------
    Total liabilities......................     1,432,850
                                             ------------
Net assets at market value.................  $101,387,934
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 10,139,116
  Paid-in capital in excess of par value...    91,252,044
  Accumulated net realized loss on
    investments............................        (3,226)
                                             ------------
Net assets at market value.................  $101,387,934
                                             ============
Shares outstanding (note 4)................    10,139,116
Net asset value per share..................  $      10.00
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $2,254,648
                                               ----------
Expenses:
  Management fees (note 3)...................     132,982
  Custodian fees (note 3)....................       5,801
  Directors' fees (note 3)...................         992
  Professional fees..........................       4,228
  Accounting and transfer agent fees.........      21,374
  Printing fees..............................       4,711
  Filing fees................................       1,736
  Conversion expense.........................      10,461
  Other......................................          85
                                               ----------
    Total expenses...........................     182,370
                                               ----------
    Less fees waived (note 3)................     (21,966)
                                               ----------
    Net expenses.............................     160,404
                                               ----------
    Net investment income....................   2,094,244
                                               ----------
    Net increase in net assets from
      operations.............................  $2,094,244
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     -------------
From operations:
  Net investment income.....................................   $   2,094,244       $   4,113,385
  Realized loss on investments..............................               0              (3,006)
                                                               -------------       -------------
    Net increase in assets from operations..................       2,094,244           4,110,379
                                                               -------------       -------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................      (2,094,244)         (4,113,385)
                                                               -------------       -------------
From capital share transactions (note 4):
  Received from shares sold.................................     270,234,753         501,906,601
  Received from dividends reinvested........................       2,094,244           4,113,385
  Paid for shares redeemed..................................    (246,868,843)       (497,247,281)
                                                               -------------       -------------
    Increase in net assets derived from capital share
     transactions...........................................      25,460,154           8,772,705
                                                               -------------       -------------
      Increase in net assets................................      25,460,154           8,769,699
Net Assets:
  Beginning of period.......................................      75,927,780          67,158,081
                                                               -------------       -------------
  End of period.............................................   $ 101,387,934       $  75,927,780
                                                               =============       =============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $10.00          $10.00     $10.00     $10.00     $10.00
Income from investment operations:
  Net investment income.....................................         0.23            0.62       0.49       0.52       0.52
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.23)          (0.62)     (0.49)     (0.52)     (0.52)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $10.00          $10.00     $10.00     $10.00     $10.00
                                                                   ======          ======     ======     ======     ======
Total return................................................         2.39%(b)        6.34%      5.02%      5.39%      5.37%
Ratios net of fees waived by advisor:
  Ratio of expenses to average net assets...................         0.37%(a)        0.38%      0.36%      0.36%      0.38%
  Ratio of net investment income to average net assets......         4.83%(a)        6.16%      4.90%      5.26%      5.11%
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................         0.42%(a)        0.43%      0.41%      0.41%      0.43%
Net assets at end of period (millions)......................       $101.4          $ 75.9     $ 67.2     $ 44.4     $ 29.1

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     7.67%
Three-year                                   4.41%
Five-year                                    6.11%
Ten-year                                     6.92%
Since inception (11/2/82)                    7.92%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Ohio National Bond Portfolio which consists primarily of corporate bonds with an average rating of BBB, had strong relative performance compared to the benchmark. The fund has returned 4.45% for the year, compared to 5.43% for the Merrill Lynch Corporate Index. The fund's return for the second quarter was 0.74%, versus (1.70%) for the index. The fund's underweight in securities A-rated and higher was the primary reason for the outperformance versus the index. Higher rated securities underperformed BBB-rated securities as credit concerns eased during the first half of the year.

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                              BOND PORTFOLIO (COMMENCED     MERRILL LYNCH CORP. BOND    LEHMAN BROS. GOVT./CORP.
                                             OPERATIONS NOVEMBER 2, 1982)             INDEX                INDEX-INTERMEDIATE
                                             ----------------------------   ------------------------    ------------------------
12/90                                                    10000                         10000                       10000
6/91                                                     10445                       10611.6                       10434
12/91                                                  11296.3                       11664.3                     11461.8
6/92                                                   11683.7                         12129                     11806.8
12/92                                                  12147.6                       12658.6                     11924.8
6/93                                                   13087.8                       13605.4                     12665.4
12/93                                                  13446.4                       14050.3                     12973.1
6/94                                                     12844                       13625.8                     12633.2
12/94                                                  12930.1                       13767.4                     12721.6
6/95                                                   14471.3                       15331.2                     13942.9
12/95                                                  15374.3                       16281.8                     14672.1
6/96                                                   15154.5                       16150.7                     14641.3
12/96                                                    15944                       16947.9                     15266.5
6/97                                                   16489.3                       17500.6                     15698.6
12/97                                                  17424.3                         18405                     16467.8
6/98                                                   17913.9                       19099.8                     17032.6
12/98                                                  18333.1                       19933.7                     17848.5
6/99                                                   18274.4                       19780.8                       17745
12/99                                                  18438.9                       19974.5                     17917.1
6/00                                                   18936.7                       20469.4                     18492.2
12/00                                                    19520                       21841.1                     19727.5
6/01                                                   20388.6                         23027                     20402.2

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch Corp. Bond Index 1-10 year represents $150 million issue or greater investment grade bonds maturing in 1 to 10 years.

The Lehman Brothers Govt./Corp. Index-Intermediate represents a market weighted portfolio of high quality Intermediate Corporate and Government Bonds.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  US Treasury Note 5.0% 2/15/11           3.6
 2.  Household Fin. Corp 4.06%
     7/2/01                                  3.3
 3.  Erac USA Finance 6.95% 3/1/04           2.6
 4.  Franchise Fin. Corp. of America
     8.25% 10/30/03                          2.6
 5.  GMAC Note 7.25% 3/2/11                  2.5
 6.  Radian Group 7.75% 2/15/04              2.5
 7.  General American Transpirt
     10.125% 3/15/02                         2.5
 8.  France Telecom 7.75% 3/1/11             2.5
 9.  Anixter Inc. 8% 9/15/03                 2.5
10.  Abitibi Consolidated, Inc. 7.4%
     4/1/18                                  2.3

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Financial Services                     11.5
 2.  Oil, Energy & Natural Gas               9.1
 3.  Electrical Equipment                    8.6
 4.  Utilities                               7.5
 5.  Transportation                          6.3

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (3.6%)
$1,500,000   US Treasury Note 5.000% 02/15/11...  $ 1,455,939
                                                  -----------
             AIR COURIER (1.0%)
   420,837   Federal Express Inc. 7.020%
              01/15/16..........................      407,545
                                                  -----------
             BUSINESS SERVICES (4.2%)
   900,000   Cendant Corp. 7.750% 12/01/03......      916,713
 1,000,000   Comdicso Inc. 9.500% 08/15/03......      790,000
                                                  -----------
                                                    1,706,713
                                                  -----------
             CHEMICALS (3.1%)
   500,000   IMC Global Inc. 6.875% 07/15/07....      401,770
   700,000   Mississippi Chemical Corp. 7.250%
              11/15/17..........................      332,500
   500,000   Nova Chemicals 7.000% 08/15/26.....      507,944
                                                  -----------
                                                    1,242,214
                                                  -----------
             COMMUNICATIONS (3.7%)
   200,000   Comcast Cable Communications 8.375%
              05/01/07..........................      217,170
 1,000,000   France Telecom (144A) 7.750%
              03/01/11..........................    1,021,003
   250,000   Tele-Communications, Inc. 8.250%
              01/15/03..........................      260,220
                                                  -----------
                                                    1,498,393
                                                  -----------
             COMPUTER & RELATED (1.8%)
   750,000   Computer Sciences Corp. 7.375%
              06/15/11..........................      742,295
                                                  -----------
             CONSUMER PRODUCTS (2.1%)
 1,000,000   Dial Corp. 6.500% 09/15/08.........      863,585
                                                  -----------
             ELECTRICAL EQUIPMENT (8.6%)
 1,000,000   Anixter Intl. 8.000% 09/15/03......    1,029,341
   500,000   Apogent Technology (144A) 8.000%
              04/01/11..........................      513,092
   500,000   Arrow Electronics Inc. 8.700%
              10/01/05..........................      507,945
   500,000   Avista Corp. (144A) 9.750%
              06/01/08..........................      534,362
   500,000   Pioneer 8.500% 08/01/06............      490,615
   400,000   Tektronix Inc. 7.500% 08/01/03.....      412,192
                                                  -----------
                                                    3,487,545
                                                  -----------
             DIVERSIFIED MANUFACTURING (3.0%)
   500,000   FMC Corp. 6.750% 01/16/05..........      474,375
 1,000,000   US Industries Inc. (144A) 7.125%
              10/15/03..........................      755,000
                                                  -----------
                                                    1,229,375
                                                  -----------
             FINANCIAL SERVICES (11.5%)
 1,055,000   ERAC USA Finance (144A) 6.950%
              03/01/04..........................    1,067,393
 1,000,000   Franchise Finance Corp. of America
              8.250% 10/30/03...................    1,065,077
 1,000,000   GMAC Note 7.250% 03/02/11..........    1,013,355
 1,000,000   Radian Group 7.750% 06/01/11.......    1,009,530
   500,000   St. Paul Bancorp Inc. 7.125%
              02/15/04..........................      510,786
                                                  -----------
                                                    4,666,141
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FOOD & RELATED (1.1%)
$  500,000   Gruma, SA de C.V. (Mexico) 7.625%
              10/15/07..........................  $   446,250
                                                  -----------
             FOREIGN GOVERNMENT (1.2%)
   200,000   British Columbia (United Kingdom)
              7.000% 01/15/03...................      205,717
   250,000   Province of Quebec (Canada) 8.625%
              01/19/05..........................      273,463
                                                  -----------
                                                      479,180
                                                  -----------
             FORESTRY & PAPER PRODUCTS (3.7%)
 1,000,000   Abitibi Consolidated Inc. 7.400%
              04/01/18..........................      918,028
   300,000   Boise Cascade Co. 9.850%
              06/15/02..........................      309,662
   250,000   ITT Rayonier Inc. 7.500%
              10/15/02..........................      258,618
                                                  -----------
                                                    1,486,308
                                                  -----------
             HOTEL & LODGING (3.3%)
   700,000   ITT Corp. 6.750% 11/15/05..........      680,736
   700,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      669,036
                                                  -----------
                                                    1,349,772
                                                  -----------
             INSURANCE (1.7%)
   250,000   Continental Corp. 7.250%
              03/01/03..........................      253,386
   400,000   Transamerica Finance Corp. 7.500%
              03/15/04..........................      417,653
                                                  -----------
                                                      671,039
                                                  -----------
             MACHINERY (2.6%)
   550,000   Briggs & Stratton (144A) 8.875%
              03/15/11..........................      558,250
   500,000   Tenaska Georgia Partners LP 9.500%
              02/01/30..........................      511,116
                                                  -----------
                                                    1,069,366
                                                  -----------
             METALS & MINING (3.7%)
   500,000   Cyprus Minerals 6.625% 10/15/05....      487,173
 1,000,000   Santa Fe PFC Gold 8.375%
              07/01/05..........................    1,008,302
                                                  -----------
                                                    1,495,475
                                                  -----------
             MEDICAL & RELATED (5.3%)
   250,000   Bergen Brunswig 7.375% 01/15/03....      244,788
   300,000   Cardinal Health Inc. 6.500%
              02/15/04..........................      307,455
 1,000,000   Thermolase Corp. (144A) 4.375%
              08/05/04..........................      922,500
   700,000   Watson Pharmaceuticals 7.125%
              05/15/08..........................      666,616
                                                  -----------
                                                    2,141,359
                                                  -----------
             OIL, ENERGY & NATURAL GAS (9.1%)
   200,000   Atlantic Richfield 8.550%
              03/01/12..........................      233,059
   500,000   Husky Oil Ltd. 8.900% 08/15/28.....      507,380
   125,000   Marathon Oil 7.000% 06/01/02.......      127,562
   400,000   PDV America Inc. 7.875% 08/01/03...      402,938
 1,000,000   Pennzoil - Quaker State 8.650%
              12/01/02..........................    1,017,316

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (CONTINUED)
$  400,000   R&B Falcon Corp. Series B 6.750%
              04/15/05..........................  $   406,334
 1,000,000   WCG Note Trust (144A) 8.250%
              03/15/04..........................      996,715
                                                  -----------
                                                    3,691,304
                                                  -----------
             REAL ESTATE & LEASING (5.3%)
 1,000,000   Bay Apartment Communities 6.625%
              01/15/08..........................      971,324
   900,000   Colonial Properties 8.050%
              07/15/06..........................      922,203
   250,000   Sun Communities 7.625% 05/01/03....      256,036
                                                  -----------
                                                    2,149,563
                                                  -----------
             RESTAURANTS (1.2%)
   500,000   Wendy's International 6.350%
              12/15/05..........................      502,925
                                                  -----------
             TRANSPORTATION (6.3%)
   700,000   Delta Air Lines 7.700% 12/15/05....      693,937
 1,000,000   General American Trans. 10.125%
              03/15/02..........................    1,022,696
   350,000   Illinois Central Gulf Railroad
              6.750% 05/15/03...................      362,584
   465,315   Northwest Airlines 8.070%
              01/02/15..........................      473,819
                                                  -----------
                                                    2,553,035
                                                  -----------
             UTILITIES (7.5%)
   200,000   Cleveland Electric Illum. 7.625%
              08/01/02..........................      204,121
   500,000   Great Lakes Power 8.300%
              03/01/05..........................      511,229
   250,000   Kansas City Gas & Electric 8.290%
              03/29/16..........................      226,251

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             UTILITIES (CONTINUED)
$  700,000   Niagara Mohawk Power 8.750%
              04/01/22..........................  $   732,386
   200,000   Old Dominion Electric 8.760%
              12/01/22..........................      216,837
   200,000   Sprint Corp. 8.125% 07/15/02.......      205,533
   700,000   Texas Utilities 7.480% 01/01/17....      714,085
   200,000   Toledo Edison Co. 7.875%
              08/01/04..........................      209,137
                                                  -----------
                                                    3,019,579
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (94.6%) (COST $38,993,506)........  $38,354,897
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCE (3.3%)
$1,346,000   Household Finance Corp. 4.060% due
              07/02/01..........................  $ 1,345,848
                                                  -----------
             TOTAL SHORT-TERM NOTES (3.3%) (COST
              $1,345,848).......................  $ 1,345,848
                                                  -----------
             TOTAL HOLDINGS (97.9%) (COST
              $40,339,354) (A)..................  $39,700,745
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (2.1%)................      841,966
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $40,542,711
                                                  ===========

---------------

   (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $6,368,315 or 15.7% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $40,339,354).............  $39,700,745
  Receivable for fund shares sold...........       34,091
  Dividends & accrued interest receivable...      852,859
                                              -----------
    Total assets............................   40,587,695
                                              -----------
Liabilities:
  Cash overdraft............................        9,832
  Payable for fund shares redeemed..........          205
  Payable for investment management services
    (note 3)................................       20,062
  Other accrued expenses....................       14,885
                                              -----------
    Total liabilities.......................       44,984
                                              -----------
Net assets at market value..................  $40,542,711
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 4,015,163
  Paid-in capital in excess of par value....   37,254,752
  Accumulated net realized loss on
    investments.............................     (779,007)
  Net unrealized depreciation on
    investments.............................     (638,609)
  Undistributed net investment income.......      690,412
                                              -----------
Net assets at market value..................  $40,542,711
                                              ===========
Shares outstanding (note 4).................    4,015,163
Net asset value per share...................  $     10.10
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $1,254,305
  Dividends..................................     186,395
                                               ----------
    Total investment income..................   1,440,700
                                               ----------
Expenses:
  Management fees (note 3)...................     105,904
  Custodian fees (note 3)....................       2,429
  Directors' fees (note 3)...................         396
  Professional fees..........................       3,983
  Accounting and transfer agent fees.........      11,827
  Printing fees..............................       1,884
  Filing fees................................         695
  Conversion expense.........................       3,971
  Other......................................          58
                                               ----------
    Total expenses...........................     131,147
                                               ----------
    Net investment income....................   1,309,553
                                               ----------
Realized & unrealized gain on investments:
  Net realized gain from investments.........      20,153
  Net change in unrealized appreciation/
    (depreciation) on investments............     109,618
                                               ----------
    Net income on investments................     129,771
                                               ----------
    Net increase in net assets from
      operations.............................  $1,439,324
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $ 1,309,553        $ 1,740,303
  Realized gain (loss) on investments.......................         20,153           (493,362)
  Unrealized appreciation on investments....................        109,618            220,652
                                                                -----------        -----------
      Net increase in assets from operations................      1,439,324          1,467,593
                                                                -----------        -----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................       (640,286)        (1,737,583)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................     14,229,281          5,973,273
  Received from dividends reinvested........................        640,286          1,737,583
  Paid for shares redeemed..................................     (2,997,082)        (5,553,346)
                                                                -----------        -----------
      Increase in net assets derived from capital share
       transactions.........................................     11,872,485          2,157,510
                                                                -----------        -----------
         Increase in net assets.............................     12,671,523          1,887,520
Net Assets:
  Beginning of period.......................................     27,871,188         25,983,668
                                                                -----------        -----------
  End of period (a).........................................    $40,542,711        $27,871,188
                                                                ===========        ===========
(a) Includes undistributed net investment income of.........    $   690,412        $    21,146
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $ 9.84          $ 9.94     $10.56     $10.68     $10.62
Income (loss) from investment operations:
  Net investment income.....................................         0.35            0.67       0.68       0.67       0.71
  Net realized & unrealized gain (loss) on investments......         0.09           (0.10)     (0.62)     (0.12)      0.23
                                                                   ------          ------     ------     ------     ------
    Total income from investment operations.................         0.44            0.57       0.06       0.55       0.94
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.18)          (0.67)     (0.68)     (0.67)     (0.88)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $10.10          $ 9.84     $ 9.94     $10.56     $10.68
                                                                   ======          ======     ======     ======     ======
Total return................................................         4.46%(b)        5.86%      0.58%      5.22%      9.28%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         0.76%(a)        0.77%      0.77%      0.72%      0.78%
  Ratio of net investment income to average net assets......         7.58%(a)        6.80%      6.57%      6.21%      6.67%
Portfolio turnover rate.....................................            9%              7%         8%        12%        10%
Net assets at end of period (millions)......................       $ 40.5          $ 27.9     $ 26.0     $ 28.4     $ 21.8

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                  (24.79)%
Three-year                                 (5.79)%
Five-year                                   2.81%
Ten-year                                    7.39%
Since inception (9/10/84)                   8.75%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Ohio National Omni Portfolio had a total return of (9.03%) for the first half of 2001 versus (6.70%) for the S&P 500 Index, and 5.43% for the Merrill Lynch Corporate Bond Index. The first six months of 2001 were marked by extreme volatility in both the stock and bond markets and this impacted the fund. The stock market started off the year with strong gains due to the unexpected interest rate cut by the Federal Reserve. Unfortunately, the highs for the stock market were reached in January and stocks sold off heavily during February and March. Gains that were made back in April and early May were again pared back by the end of June. Strong initial performances by energy, financials, utilities and technology names held by the fund couldn't offset their decline later in the period.

The market is adjusting to the reality that corporate earnings are weaker than anticipated and that this condition could last longer than earlier forecasts. The Federal Reserve has acted with unprecedented speed in lowering interest rates to stave off a recession, but there are no clear signs that its actions are working yet. Interest rates in the market today are higher than when the Federal Reserve first started lowering them. Investors are clearly divided in future expectations for the economy and the stock market. We feel that corporate earnings and stock prices will recover, but at a slower pace than what most investors appear to believe.

Due to uncertainty in the economy and its impact on corporate earnings, the fund has taken a more conservative approach. The portfolio has increased its weighting in fixed income investments and short-term cash equivalents. Corporate bonds and commercial paper represented 31.5% of the portfolio as of June 30th. This weighting will fluctuate somewhat over the next six months as assets are allocated between fixed income and equity investments. Stocks will continue to be the largest asset class but there will be fewer growth names and more diversification among industry sectors. Relative to the S&P 500 at the end of the period, the equity portion of the fund was over-weighted in capital goods, communication services, consumer staples, energy and utilities. The portfolio was under-weighted in technology, consumer cyclicals, financials and transportation. The largest change to the portfolio over the last six months has been in the technology sector. The fund has gone from significantly over-weighting this sector to significantly under-weighting it. This is due to the extreme lack of earnings visibility among technology companies and our reluctance to become aggressive. This shift in allocation began early in the period, but didn't accelerate until later. The more conservative asset mix did help mitigate the negative returns that the fund would have had if no changes were made; however, performance would have been better if the modifications would have been implemented sooner.

Looking forward, we intend to decrease the weighted-average market capitalization within equity positions held and improve the overall core holdings. Valuations for smaller companies have improved compared to larger companies over the last year and offer opportunity. In addition, smaller companies have traditionally out-performed larger companies when economic cycles are on the upswing. Overall, we feel that we will have a better opportunity in the next six months to become more aggressive.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                 OMNI PORTFOLIO (COMMENCED        MERRILL LYNCH CORP. BOND INDEX
                                                                OPERATIONS NOVEMBER 2, 1982)                (COMBINED)
                                                                ----------------------------      ------------------------------
12/90                                                                       10000                              10000
6/91                                                                        10673                            11195.7
12/91                                                                       11815                            12694.6
6/92                                                                      11986.3                            12789.5
12/92                                                                     12831.4                            13708.8
6/93                                                                      13703.9                            14507.8
12/93                                                                     14480.9                            15166.6
6/94                                                                      14026.2                            14658.1
12/94                                                                     14403.5                            15592.7
6/95                                                                      16343.7                            18369.1
12/95                                                                     17682.2                            20585.7
6/96                                                                      18948.3                            21993.9
12/96                                                                       20430                            24136.1
6/97                                                                      22644.6                            27832.2
12/97                                                                     24136.9                            30327.2
6/98                                                                      26024.4                            34434.5
12/98                                                                     25230.7                            37123.3
6/99                                                                        26747                            40214.3
12/99                                                                     28095.1                            42477.4
6/00                                                                      28937.9                            42667.3
12/00                                                                       23923                            41055.1
6/01                                                                      21762.7                            43649.3

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch Corp. Bond Index 1-10 year represents $150 million issue or greater investment grade bonds maturing in 1 to 10 years.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Citigroup Inc.                          3.1
 2.  General Electric Co.                    2.8
 3.  Household International                 2.3
 4.  Tyco International Ltd.                 2.2
 5.  Waste Management, Inc.                  2.0
 6.  Exxon Mobil Corporation                 2.0
 7.  AOL Time Warner, Inc.                   1.9
 8.  Shaw Group                              1.9
 9.  AT&T Corp-Liberty Media-A               1.9
10.  ComCast Corp CL A Special               1.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Telecommunications & Cellular          11.3
 2.  Oil, Energy & Natural Gas              11.0
 3.  Computer & Related                      6.1
 4.  Food & Related                          5.1
 5.  Insurance Services                      4.5

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             BANKING (4.4%)
    64,597   Citigroup Inc. ...................  $  3,413,305
    30,000   Wells Fargo Company...............     1,392,900
                                                 ------------
                                                    4,806,205
                                                 ------------
             BROADCAST RADIO & TV (3.7%)
   118,284   *AT&T Corp. Liberty Media-A.......     2,068,787
    45,000   *Comcast Corp. CL A...............     1,953,000
                                                 ------------
                                                    4,021,787
                                                 ------------
             BUSINESS SERVICES (1.0%)
    55,000   *Cendant Corp. ...................     1,072,500
                                                 ------------
             COMPUTER & RELATED (3.6%)
    40,000   *AOL Time Warner..................     2,120,000
    50,000   Compaq Computers Corp. ...........       774,500
    30,000   *EMC Corp. Massachusetts..........       871,500
     3,000   NCR Corp. ........................       141,000
                                                 ------------
                                                    3,907,000
                                                 ------------
             CONSUMER PRODUCTS (2.8%)
    29,000   Kimberly Clark....................     1,621,100
    30,000   Johnson & Johnson Co. ............     1,500,000
                                                 ------------
                                                    3,121,100
                                                 ------------
             CONSTRUCTION & BUILDING (1.3%)
    35,000   *Shaw Group Inc. .................     1,403,500
                                                 ------------
             DRUGS/BIOTECHNOLOGY (2.4%)
    30,000   *Genentech Inc. ..................     1,653,000
    25,000   Pfizer Inc. ......................     1,001,250
                                                 ------------
                                                    2,654,250
                                                 ------------
             ELECTRICAL EQUIPMENT (2.8%)
    64,000   General Electric Co. .............     3,120,000
                                                 ------------
             ELECTRONICS/SEMICONDUCTORS (2.5%)
    50,000   *American Power Conversion Co. ...       787,500
    40,000   Intel Corp. ......................     1,170,000
    44,800   *Solectron Corp. .................       819,840
                                                 ------------
                                                    2,777,340
                                                 ------------
             ENVIRONMENTAL SERVICES (2.0%)
    72,000   Waste Management Inc. ............     2,219,040
                                                 ------------
             FINANCIAL SERVICES (2.3%)
    38,500   Household Intl. Inc. .............     2,567,950
                                                 ------------
             FOOD & RELATED (2.8%)
    68,000   Archer-Daniels-Midland Co. .......       884,000
    15,000   Philip Morris Co. Inc. ...........       761,250
    30,000   *Safeway Inc. ....................     1,440,000
                                                 ------------
                                                    3,085,250
                                                 ------------
             INSURANCE SERVICES (4.0%)
    40,000   AFLAC Corp. ......................     1,259,600
    14,000   American International Group......     1,204,000
    39,000   Jefferson Pilot...................     1,884,480
                                                 ------------
                                                    4,348,080
                                                 ------------
             MEDICAL & RELATED (3.4%)
    30,000   Baxter International Inc. ........     1,470,000
    75,000   *Health Mgmt. Assoc. CL A.........     1,578,000
    15,000   Medtronic Inc. ...................       690,150
                                                 ------------
                                                    3,738,150
                                                 ------------

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             MACHINERY (0.4%)
    10,000   *Mettler-Toledo Int'l.............  $    432,500
                                                 ------------
             MULTIMEDIA (1.7%)
    35,000   *Viacom Inc. CL B.................     1,811,250
                                                 ------------
             OFFICE EQUIPMENT (1.3%)
    33,000   Pitney Bowes Inc. ................     1,389,960
                                                 ------------
             OIL, ENERGY & NATURAL GAS (7.4%)
    30,000   Apache Corp. .....................     1,522,500
    25,000   Exxon Mobil Corp. ................     2,183,750
    35,000   Halliburton Co. ..................     1,246,000
    62,700   *Rowan Co. Inc. ..................     1,385,670
    55,000   Williams Cos. Inc. ...............     1,812,250
                                                 ------------
                                                    8,150,170
                                                 ------------
             REAL ESTATE (0.6%)
    25,000   Archstone Communities Trust.......       644,500
                                                 ------------
             RETAIL (1.7%)
    60,000   Radioshack Corp. .................     1,830,000
                                                 ------------
             TELECOMMUNICATIONS & CELLULAR (6.0%)
    70,000   *General Motors CL H..............     1,417,500
   172,000   *McLeod Inc. .....................       789,480
    20,000   Scientific-Atlanta Inc. ..........       812,000
    30,000   Verizon Communications............     1,605,000
    45,231   *Williams Communications..........       133,431
     4,995   Worldcom Inc. - MCI Group.........        80,419
   124,875   *Worldcom Inc. - Worldcom Group...     1,773,225
                                                 ------------
                                                    6,611,055
                                                 ------------
             UTILITIES (2.9%)
    57,000   *Aquila Inc. .....................     1,405,050
    33,739   El Paso Corp. ....................     1,772,647
                                                 ------------
                                                    3,177,697
                                                 ------------
             TOTAL U.S. COMMON STOCKS (61.0%)
              (COST $70,044,620)...............  $ 66,889,285
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             BERMUDA (2.2%)
             DIVERSIFIED MANUFACTURING (2.2%)
    45,000   Tyco Intl. Ltd. ..................  $  2,452,500
                                                 ------------
             CANADA (1.2%)
             DRUGS/BIOTECHNOLOGY
    30,000   *Biovail Corp. ...................     1,305,000
                                                 ------------
             MEXICO (1.6%)
             TELECOMMUNICATIONS & CELLULAR
    50,000   Telephonos De Mexico ADR..........     1,754,500
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS (5.0%)
              (COST $4,880,064)................  $  5,512,000
                                                 ------------
             TOTAL COMMON STOCKS (66.0%) (COST
              $74,924,684).....................  $ 72,401,285
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES             DEPOSITORY SHARES              VALUE
-------------------------------------------------------------
    13,000   S&P 500 Depository Receipt........  $  1,594,450
                                                 ------------
             TOTAL DEPOSITORY UNITS (1.5%)
              (COST $1,811,065)................  $  1,594,450
                                                 ------------

                                                    MARKET
  SHARES               NASDAQ SHARES                VALUE
-------------------------------------------------------------
    25,000   *NASDAQ - 100 Shares..............  $  1,141,250
                                                 ------------
             TOTAL NASDAQ SHARES (1.0%) (COST
              $1,065,250)......................  $  1,141,250
                                                 ------------

                                                    MARKET
  SHARES              PREFERRED STOCK               VALUE
-------------------------------------------------------------
             FOOD & RELATED (0.5%)
    20,000   Conagra Capital 9.350% Series C...  $    508,000
                                                 ------------
             TOTAL PREFERRED STOCKS (0.5%)
              (COST $500,000)..................  $    508,000
                                                 ------------

   FACE                                             MARKET
  AMOUNT          LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.8%)
$2,000,000   U.S. Treasury Note 5.000%
              02/15/11.........................  $  1,941,252
                                                 ------------
             AEROSPACE (0.5%)
   500,000   AAR Corp. 7.250% 10/15/03.........       496,611
                                                 ------------
             BUSINESS SERVICES (2.3%)
 2,000,000   Cendant Corp. 7.750% 12/01/03.....     2,037,140
   650,000   Comdisco Inc. 6.650% 11/13/01.....       507,000
                                                 ------------
                                                    2,544,140
                                                 ------------
             CHEMICALS (1.5%)
 1,750,000   Geon Company 7.500% 12/15/15......     1,683,409
                                                 ------------
             COMPUTER & RELATED (2.5%)
 1,000,000   Computer Assoc. Intl. 6.250%
              04/15/03.........................       986,358
 1,800,000   Unisys 8.125% 06/01/06............     1,759,500
                                                 ------------
                                                    2,745,858
                                                 ------------
             FINANCIAL SERVICES (0.9%)
 1,000,000   Equifax Inc. 6.500% 06/15/03......     1,010,459
                                                 ------------
             FOOD & RELATED (1.8%)
 2,000,000   ARAMARK Services 8.150%
              05/01/05.........................     2,032,860
                                                 ------------
             FORESTRY & PAPER PRODUCTS (0.9%)
   700,000   Boise Cascade Co. 9.850%
              06/15/02.........................       722,546
   250,000   ITT Rayonier Inc. 7.500%
              10/15/02.........................       258,618
                                                 ------------
                                                      981,163
                                                 ------------
             INSURANCE SERVICES (0.5%)
   500,000   Continental Corp. 7.250%
              03/01/03.........................       506,772
                                                 ------------
             MEDICAL & RELATED (0.4%)
   500,000   Bergen Brunswig 7.375% 01/15/03...       489,576
                                                 ------------

   FACE                                             MARKET
  AMOUNT          LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (3.6%)
$2,000,000   EL Paso Energy Corp. 6.950%
              12/15/07.........................  $  1,982,200
   375,000   Marathon Oil 7.000% 06/01/02......       382,685
 1,000,000   National Oilwell Inc. 6.500%
              03/15/11.........................       950,689
   600,000   PVD America, Inc. 7.875%
              08/01/03.........................       604,408
                                                 ------------
                                                    3,919,981
                                                 ------------
             REAL ESTATE & LEASING (0.4%)
   500,000   Trinet Corp. Realty 6.750%
              03/01/03.........................       481,489
                                                 ------------
             TELECOMMUNICATIONS & CELLULAR (3.7%)
 1,800,000   AT&T Canada Inc. 7.650%
              09/15/06.........................     1,780,857
 2,000,000   Cincinnati Bell Telephone 6.240%
              12/30/03.........................     1,931,818
   300,000   Sprint Corp. 8.125% 07/15/02......       308,300
                                                 ------------
                                                    4,020,975
                                                 ------------
             TRANSPORTATION (0.2%)
   500,000   ABC Rail Products Corp. 10.500%
              01/15/04.........................       178,125
                                                 ------------
             UTILITIES (1.3%)
   400,000   Cleveland Electric Illumination
              7.625% 08/01/02..................       408,243
 1,000,000   Great Lakes Power 9.000%
              08/01/04.........................     1,041,616
                                                 ------------
                                                    1,449,859
                                                 ------------
             TOTAL LONG-TERM BONDS & NOTES
              (22.3%) (COST $25,003,042).......  $ 24,482,528
                                                 ------------

   FACE                                             MARKET
  AMOUNT          SHORT-TERM BONDS & NOTES          VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (2.2%)
$2,464,000   Ford Motor Credit Co. 3.650%
              07/03/01.........................  $  2,463,500
                                                 ------------
             FINANCE (4.7%)
 2,361,000   American Express Credit Corp.
              3.900% 07/06/01..................     2,359,721
 2,747,000   Sears Roebuck Acceptance Corp.
              3.900% 07/05/01..................     2,745,810
                                                 ------------
                                                    5,105,531
                                                 ------------
             OIL, ENERGY & NATURAL GAS (1.8%)
 2,003,000   Chevron 3.710% 07/02/01...........     2,002,794
                                                 ------------
             TOTAL SHORT-TERM NOTES (8.7%)
              (COST $9,571,825)................  $  9,571,825
                                                 ------------
             TOTAL HOLDINGS (100.0%) (COST
              $112,875,866) (A)................  $109,699,339
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.0%)...............        46,712
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $109,746,051
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $112,875,866)...........  $109,699,339
  Receivable for fund shares sold..........           237
  Dividends & accrued interest
    receivable.............................       404,673
  Other....................................         1,995
                                             ------------
    Total assets...........................   110,106,244
                                             ------------
Liabilities:
  Cash overdraft...........................        20,447
  Payable for securities purchased.........       141,140
  Payable for fund shares redeemed.........        68,896
  Payable for investment management
    services (note 3)......................        53,883
  Other accrued expenses...................        75,827
                                             ------------
    Total liabilities......................       360,193
                                             ------------
Net assets at market value.................  $109,746,051
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  7,839,937
  Paid-in capital in excess of par value...   101,479,123
  Accumulated net realized gain on
    investments............................     2,999,954
  Net unrealized depreciation on
    investments............................    (3,176,527)
  Undistributed net investment income......       603,564
                                             ------------
Net assets at market value.................  $109,746,051
                                             ============
Shares outstanding (note 4)................     7,839,937
Net asset value per share..................  $      14.00
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest..................................  $  1,090,807
  Dividends.................................       343,709
                                              ------------
    Total investment income.................     1,434,516
                                              ------------
Expenses:
  Management fees (note 3)..................       347,605
  Custodian fees (note 3)...................        15,124
  Directors' fees (note 3)..................         1,984
  Professional fees.........................         4,493
  Accounting and transfer agent fees........        61,093
  Printing fees.............................         9,917
  Filing fees...............................         3,472
  Conversion expense........................        19,850
  Other.....................................           507
                                              ------------
    Total expenses..........................       464,045
                                              ------------
    Net investment income...................       970,471
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain from investments........     2,999,954
  Net change in unrealized appreciation/
    (depreciation) on investments...........   (15,358,418)
                                              ------------
    Net loss on investments.................   (12,358,464)
                                              ------------
    Net decrease in net assets from
      operations............................  $(11,387,993)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    970,471       $  1,882,191
  Realized gain on investments..............................       2,999,954         24,705,187
  Unrealized depreciation on investments....................     (15,358,418)       (49,791,252)
                                                                ------------       ------------
      Net decrease in assets from operations................     (11,387,993)       (23,203,874)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (405,067)        (1,934,142)
  Capital gains distributions...............................               0        (24,954,792)
                                                                ------------       ------------
      Total dividends and distributions.....................        (405,067)       (26,888,934)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       2,896,266          5,176,680
  Received from dividends reinvested........................         405,067         26,888,934
  Paid for shares redeemed..................................     (14,633,885)       (39,150,193)
                                                                ------------       ------------
      Decrease in net assets derived from capital share
       transactions.........................................     (11,332,552)        (7,084,579)
                                                                ------------       ------------
         Decrease in net assets.............................     (23,125,612)       (57,177,387)
Net Assets:
  Beginning of period.......................................     132,871,663        190,049,050
                                                                ------------       ------------
  End of period (a).........................................    $109,746,051       $132,871,663
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    603,564       $     38,160
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $15.44          $22.55     $21.44     $21.06     $19.40
Income (loss) from investment operations:
  Net investment income.....................................         0.12            0.25       0.48       0.58       0.56
  Net realized & unrealized gain (loss) on investments......        (1.51)          (3.55)      1.91       0.38       2.87
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........        (1.39)          (3.30)      2.39       0.96       3.43
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.05)          (0.25)     (0.48)     (0.58)     (0.69)
  Distributions from net realized capital gains.............         0.00           (3.56)     (0.80)      0.00      (1.08)
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................        (0.05)          (3.81)     (1.28)     (0.58)     (1.77)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $14.00          $15.44     $22.55     $21.44     $21.06
                                                                   ======          ======     ======     ======     ======
Total return................................................        (9.03)%(b)     (14.85)%    11.36%      4.53%     18.15%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         0.76%(a)        0.67%      0.67%      0.65%      0.71%
  Ratio of net investment income to average net assets......         1.59%(a)        1.13%      2.18%      2.71%      2.69%
Portfolio turnover rate.....................................           49%             87%        41%        18%        18%
Net assets at end of period (millions)......................       $109.7          $132.9     $190.0     $214.4     $193.7

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 OBJECTIVE

The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign companies.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   (32.25)%
Three-year                                   0.83%
Five-year                                    3.38%
Since inception (5/3/93)                     8.76%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The first half of 2001 continued to be a difficult environment for global investors, with the Morgan Stanley Capital International (MSCI) World Index returning (10.50)%, measured in U.S. dollars. A brief rally was sparked by a U.S. interest rate cut on March 20, followed by another surprise interest rate cut on April 18. However, all of the MSCI developed international indices finished down for the first half-year with 20 out of 23 developed national indices reporting negative returns. Asia generally out-performed its European counterparts. The MSCI AC Asia Pacific and the MSCI Europe index reported returns of (6.92)% and (17.41)%, respectively, in U.S. dollars. Emerging Markets out-performed the World Market with the performance of the MSCI Emerging Market index returning (1.87)%, in U.S. dollar terms.

The Semi-Annual's out-performance of emerging markets can be attributed primarily to the multiple interest rate cuts worldwide. The U.S. cut rates six times with the Federal Funds rate declining from 6.50% to 3.75%. Additionally, we expect further rate cuts in the second half of the year.

The worst performing sectors for the period were the Information Technology and the Telecommunications Services sectors, whose performances as measured by the MSCI World Information Technology and Telecommunications Services indices were (21.43)% and (20.09)%, respectively, measured in U.S. dollars. The best performing sector was the MSCI World Consumer Discretionary sector returning 0.42%. This was due to the MSCI World Automobiles & Components industry returning 10.90%, both in U.S. dollars. Investors rotated funds out of Technology names and were drawn by resilient consumer consumption of automobiles during an economic downturn. The performances of other noteworthy MSCI World sectors were: Energy, (1.55)%; Materials, (1.93)%; Consumer Staples, (10.39)%; Healthcare, (13.89)% and Utilities, (9.80)%. Clearly, global investors continue to be sensitive to the uncertainty of a weak U.S. economic outlook spilling into international markets.

The performance for the Ohio National International Portfolio was (17.08)%. This compares with (14.87)% return of the MSCI Europe, Australia & Far East (EAFE) Index, both measured in US dollars. The fund was hurt by its exposure to the European Telecommunications Services sector, its overweight in Software & Services and media stocks and its underweight in Automobiles & Components stocks. On a stock specific basis, Energis PLC, Vodafone Group PLC, Cap Gemini SA, and Pearson PLC adversely impacted the fund. The fund benefited by its stock selection in the Pharmaceuticals & Biotechnology and Household & Personal Products. On a stock specific basis, Novo Nordisk A/S and Wella AG were among the fund's top performers.

Some of our top holdings as of June 29, 2001 include: Aventis S.A. (2.10% of net assets), one of the world's largest Pharmaceutical/Agricultural companies based in France; Talisman Energy Inc. (1.91%), the largest energy exploration and production company in Canada; and Allianz.AG (1.41%), the world's second largest insurance company, based in Germany.

We continue to believe that the international equity markets will remain volatile going into the second half of 2001 due to continued earnings risk, fears of a prolonged economic slowdown, and high valuations. While many Telecom, Media and Technology (TMT) stock valuations have come down to more reasonable levels, we are not yet convinced that the worst is behind us, though some pockets of opportunities are starting to emerge in the Media and Software sector. As a result, we are prudently looking to increase or build positions in selective TMT stocks during market weakness. Specifically, one investment criteria includes companies with franchise value offering compelling risk/reward potential such as Nintendo Co. Ltd., Misys PLC, and The News Corp. Ltd.

Outside of TMT, we are finding value in mid-cap Pharmaceutical companies and Consumer Discretionary stocks such as Shire Pharmaceuticals Group PLC and Bridgestone Corp. We have also been increasing positions in other interest rate sensitive sectors like Building Materials, Energy and Automobiles. We continue to remain underweight in Financials and defensives such as Food and Beverage stocks.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

Moreover, we have been increasing our position in Japanese equities. Fundamentally, any news flow on a potential fiscal and/or corporate restructuring may re-ignite investor confidence in this long disregarded country. We have also increased our weighting in Korea given valuations and sensitivity to interest rates. Finally, we are now underweight Europe due to poorer risk/rewards.

Looking forward, we continue to remain bullish on the international equity markets, though stock selection remains critical due to the increased market volatility. We continue to manage the Ohio National International Portfolio according to a bottom-up, fundamental and stock-picking approach. Choosing the best companies, which are trading at attractive valuations given their earnings and business prospects, are the key to long-term capital appreciation.
 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                            INTERNATIONAL PORTFOLIO (COMMENCED   MORGAN STANLEY CAPTL. INTL. EAFE
                                                                 OPERATIONS MAY 3, 1982)                      INDEX
                                                            ----------------------------------   --------------------------------
5/93                                                                        10000                              10000
6/93                                                                         9936                              10052
12/93                                                                     12496.5                              10826
6/94                                                                      13253.8                            11791.7
12/94                                                                     13504.3                            11698.5
6/95                                                                      14287.5                            12021.4
12/95                                                                     15139.1                            13049.2
6/96                                                                        16812                            13658.6
12/96                                                                     17331.4                            13879.9
6/97                                                                      19366.2                            15456.7
12/97                                                                     17696.8                            14040.8
6/98                                                                      19367.4                            16298.6
12/98                                                                     18383.5                            16741.9
6/99                                                                      18188.6                            17406.6
12/99                                                                     30773.3                            21256.9
6/00                                                                      29305.5                            20393.9
12/00                                                                     23942.6                            18246.4
6/01                                                                      19853.2                            15533.2

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East.
 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Total Fina Elf                          2.4
 2.  Nikko Securiies                         1.9
 3.  Aventis SA                              1.8
 4.  Talisman Energy, Inc                    1.7
 5.  Rentokil Initial PLC                    1.6
 6.  Fuji Photo Film-Ord                     1.5
 7.  Ing Groep N.V                           1.5
 8.  JSAT Corp                               1.4
 9.  Vivendi Universal                       1.3
10.  Allianz AG-Reg                          1.3

 TOP 5 COUNTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Japan                                   21.1
 2.  United Kingdom                          16.9
 3.  France                                  11.9
 4.  Germany                                  7.8
 5.  Hong Kong                                4.4

---------------

* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             JAPAN (21.2%)
    30,300   Bandai Co. Ltd. (10)...............  $   882,277
    41,500   Capcom Co. Ltd. (9)................    1,438,094
    36,000   Fuji Photo Film (10)...............    1,553,604
        25   Japan Telecom Co. Ltd. (29)........      519,392
        32   JSAT Corp. (29)....................      199,960
   107,000   Mitsubishi Estate Co. Ltd. (26)....      984,470
     8,150   Nintendo Co. Ltd. (13).............    1,484,017
   243,200   Nikko Securities Co. Ltd. (14).....    1,948,877
   178,000   Nissan Motor Co. (3)...............    1,229,359
    36,700   Nomuva Securities Co. Ltd. (14)....      703,590
        28   NTT Docomo Inc. (29)...............      487,386
     6,900   Rohm Co. Ltd. (11).................    1,072,651
    44,000   Sega Enterprises (13)..............      780,010
    20,600   Sony Corp. (11)....................    1,354,991
    12,200   Takefuji Corp. (14)................    1,108,780
    21,200   TDK Corp. (9)......................      988,024
    42,000   Tokyo Electric Power Co. (32)......    1,088,196
   240,400   Toray Industries Inc. (30).........      960,327
   248,000   Toshiba Corp. (11).................    1,310,969
    22,700   Toyota Motor Corp. (3).............      799,366
                                                  -----------
                                                   20,894,340
                                                  -----------
             UNITED KINGDOM (16.9%)
    42,436   Amvescap PLC (14)..................      736,594
   116,539   Arriva PLC (31)....................      553,074
   265,990   British Aerospace PLC (1)..........    1,279,260
   874,200   Corus Group PLC (24)...............      744,498
    99,458   Diageo PLC (15)....................    1,095,148
   106,464   EMAP PLC (22)......................    1,056,417
    73,200   Hanson PLC (5).....................      539,586
   175,000   Innogy Holdings (32)...............      549,144
   461,085   Invensys PLC (21)..................      876,595
    67,950   Kingfisher PLC (27)................      371,463
    86,832   Misys PLC (9)......................      610,616
    50,658   Pearson PLC (22)...................      837,779
   101,175   P & O Princess Cruises PLC (13)....      528,782
   158,778   Rank Group PLC (13)................      500,485
   477,295   Rentokil Initial PLC (28)..........    1,629,294
   266,657   Rolls-Royce PLC (1)................      879,165
    31,701   *Royal Bank of Scotland Group
              (4)...............................      702,610
   104,200   Royal Bank of Scotland Addl. Shares
              (4)...............................      130,349
   115,700   Sainsbury PLC (15).................      724,899
    33,800   Shire Pharmaceuticals Group (23)...      620,614
   479,100   Stagecoach Holdings PLC (31).......      529,915
   497,814   Vodafone Airtouch (29).............    1,104,747
                                                  -----------
                                                   16,601,034
                                                  -----------
             FRANCE (11.9%)
    31,071   Alstom (20)........................      866,466
    22,917   Aventis SA (23)....................    1,833,995
    36,784   AXA (19)...........................    1,050,443
    17,464   Bouygues (29)......................      591,647
     6,800   Compagnie De Saint-Gobain (6)......      926,217
   102,900   Orange SA (29).....................      838,330

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             FRANCE (CONTINUED)
    16,715   Publicis Groupe (22)...............  $   405,696
    12,700   Societe Generale (6)...............      753,911
    16,922   Total Fina Elf (12)................    2,375,286
    17,400   Valeo (3)..........................      704,215
    22,775   Vivendi Universal (22).............    1,330,733
                                                  -----------
                                                   11,676,939
                                                  -----------
             GERMANY (7.8%)
     4,627   Allianz AG (19)....................    1,361,388
    20,650   Daimlerchrysler AG (3).............      949,835
     5,800   Depfa Deutsche Pfandbriefbank
              (4)...............................      388,851
    10,527   Deutsche Bank AG (4)...............      754,008
    19,411   Henkel Kgaa-Vorzug Pfd. (7)........    1,128,411
     1,390   Kamps AG (15)......................       12,917
    15,600   SAP AG ADR (9).....................      547,404
    13,400   SGL Carbon AG (7)..................      466,248
    16,767   Schering AG (23)...................      876,526
    23,400   Wella AG - Pfd (10)................    1,131,929
                                                  -----------
                                                    7,617,517
                                                  -----------
             HONG KONG (4.4%)
    38,275   China Mobile Ltd. ADR (29).........    1,025,387
   550,000   CNOOC Ltd. (12)....................      521,802
   290,000   Hong Kong Exchanges (14)...........      516,802
   608,000   MTR Corp. (31).....................    1,040,629
   248,000   The Wharf Ltd. (26)................      518,263
   176,000   Wing Hang Bank Ltd. (4)............      671,291
                                                  -----------
                                                    4,294,174
                                                  -----------
             NETHERLANDS (3.8%)
    24,415   ING Groep (14).....................    1,599,568
    17,326   KLM - Konin Luchtvaart Mattschappis
              (31)..............................      305,837
    37,267   Koninklijke (Royal) Philips
              Electronis (11)...................      990,230
    14,175   Unilever N.V. (15).................      851,697
                                                  -----------
                                                    3,747,332
                                                  -----------
             AUSTRALIA (3.2%)
   182,142   Broken Hill Property Co. Ltd.
              (33)..............................      966,382
    31,250   News Corp. Ltd. ADR (22)...........    1,160,938
   104,861   News Corp. Ltd. (22)...............      964,868
                                                  -----------
                                                    3,092,188
                                                  -----------
             SPAIN (2.7%)
    29,382   Corporacion Mapfre (19)............      615,646
    39,800   Repsol (12)........................      658,637
    41,860   Sogecable (22).....................      843,351
    44,558   Telefonica SA (29).................      550,574
                                                  -----------
                                                    2,668,208
                                                  -----------
             CANADA (2.6%)
     8,100   Anderson Exploration Ltd. (12).....      163,888
    21,392   Manulife Financial Corp. (19)......      598,047
    45,787   Talisman Energy Inc. (12)..........    1,745,519
                                                  -----------
                                                    2,507,454
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             BRAZIL (2.5%)
 5,402,000   Banco Itau SA (4)..................  $   465,710
     7,000   Brasil Telecom (29)................      294,070
    75,500   CIA Paranaense Energia SP ADR
              (12)..............................      567,005
    20,600   Petroleo Brasileiro (12)...........      535,600
    34,600   Tele Norte Leste Participacoes
              (29)..............................      527,996
    35,600   Usinas Sider Minas Gerais (5)......      100,500
                                                  -----------
                                                    2,490,881
                                                  -----------
             SOUTH KOREA (2.1%)
    91,500   Daewoo Shipbuilding & Marine
              Engineering Co. Ltd. (6)..........      560,750
    26,700   Korea Electric Power Corp. (32)....      496,840
     3,200   Samsung Electronics (11)...........      472,434
   133,700   Samsung Heavy Industries (6).......      565,436
                                                  -----------
                                                    2,095,460
                                                  -----------
             SWITZERLAND (1.9%)
     9,674   Card-Guard Scientific Survival
              (23)..............................      538,761
     6,900   Geo Interactive Meida Group (9)....       28,187
     9,104   UBS AG-Reg. (4)....................    1,305,569
                                                  -----------
                                                    1,872,517
                                                  -----------
             DENMARK (1.8%)
    14,303   Carlsberg A/S CL B (15)............      599,079
    20,900   Novozymes A/S CL B (7).............      436,507
    16,860   Novo Nordisk A/S CL B (23).........      746,476
                                                  -----------
                                                    1,782,062
                                                  -----------
             RUSSIA (1.8%)
    15,450   Norilsk Nickel (24)................      284,898
    61,200   Unified Energy System (32).........      703,800
    12,680   Yukos Oil Co. (12).................      740,512
                                                  -----------
                                                    1,729,210
                                                  -----------
             IRELAND (0.8%)
    13,700   Elan Corp. PLC ADR (23)............      835,700
                                                  -----------
             SWEDEN (0.8%)
   152,180   Ericsson LM-B (29).................      833,230
                                                  -----------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             ITALY (0.7%)
   192,500   Intesa BCI (4).....................  $   681,233
                                                  -----------
             FINDLAND (0.7%)
    13,100   Nokia Corp ADR (29)................      288,724
    17,100   Nokia OYJ (29).....................      388,484
                                                  -----------
                                                      677,208
                                                  -----------
             NORWAY (0.2%)
    29,200   Smedvig ASA-CL B (12)..............      234,895
                                                  -----------
             SINGAPORE & MALAYSIAN (0.2%)
   142,000   Keppel Land Ltd. (26)..............      178,425
                                                  -----------
             PORTUGAL (0.0%)
     5,284   Portugal Telecom SA (29)...........       36,950
     5,284   Portugal Telecom Rights (29).......          718
                                                  -----------
                                                       37,668
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (88.0%)
              (COST $91,350,007)................  $86,547,675
                                                  -----------

   FACE                                             MARKET
  AMOUNT            REPURCHASE AGREEMENT             VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (9.7%)
$9,526,000   State Street Bank 2.000% due
              07/02/01 repurchase price
              $9,527,588 collateralized by U.S.
              Treasury Note Market Value:
              ($9,721,820) Face Value:
              ($8,945,000) Due: 05/15/06
              Interest: 6.875%..................  $ 9,526,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (9.7%)
              (COST $9,526,000).................  $ 9,526,000
                                                  -----------
             TOTAL HOLDINGS (97.7%) (COST
              $100,876,007) (a).................  $96,073,675
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (2.3%)................    2,323,797
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $98,397,472
                                                  ===========

---------------

  *  Non-income producing securities.
(a)  Also represents cost for Federal income tax purposes.
ADR (American depository receipt) represents ownership of foreign securities.
 AG  Aktiengesellschaft (West German Stock Company)
PLC  Public Limited Company
 SA  Sociedad Anonima (Spanish Corp.)

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

INDUSTRY CLASSIFICATIONS

  (1)  Aerospace
  (2)  Appliances & Household Durables
  (3)  Automotive
  (4)  Banking
  (5)  Building/Construction
  (6)  Capital Goods
  (7)  Chemicals
  (8)  Communications
  (9)  Computer & Related
 (10)  Consumer Products
 (11)  Electrical & Electronics
 (12)  Energy and Oil
 (13)  Entertainment & Leisure
 (14)  Finance
 (15)  Food & Beverage
 (16)  Forest & Paper Products
 (17)  Governmental
 (18)  Hotels
 (19)  Insurance
 (20)  Machinery
 (21)  Manufacturing
 (22)  Media & Publishing
 (23)  Medical & Health Care
 (24)  Metal & Mining
 (25)  Plastics
 (26)  Real Estate
 (27)  Retailing
 (28)  Services
 (29)  Telecommunications
 (30)  Textile
 (31)  Transportation
 (32)  Utilities
 (33)  Diversified
 (34)  Miscellaneous

   The accompanying notes are in integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $100,876,007)............  $96,073,675
  Cash......................................      780,142
  Unrealized gain on forward currency
    contracts (note 5)......................      569,629
  Receivable for securities sold............    3,673,033
  Receivable for fund shares sold...........        2,126
  Dividends & accrued interest receivable...      453,862
  Other.....................................        4,910
                                              -----------
    Total assets............................  101,557,377
                                              -----------
Liabilities:
  Unrealized loss on forward currency
    contracts (note 5)......................      465,740
  Payable for securities purchased..........    2,406,505
  Payable for fund shares redeemed..........      110,928
  Payable for investment management services
    (note 5)................................       70,213
  Other accrued expenses....................      106,519
                                              -----------
    Total liabilities.......................    3,159,905
                                              -----------
Net assets at market value..................  $98,397,472
                                              ===========
Net assets consist of:
  Par value, $1 per share...................       10,022
  Paid-in capital in excess of par value....  130,167,450
  Accumulated net realized gain on
    investments.............................    6,869,858
  Net unrealized appreciation (depreciation)
    on:
    Investments (note 1)....................   (4,802,331)
    Foreign currency related transactions...      (34,280)
    Forward currency contracts (note 5).....      103,889
  Net investment loss.......................  (33,917,136)
                                              -----------
Net assets at market value..................  $98,397,472
                                              ===========
Shares outstanding (note 4).................   10,022,106
Net asset value per share...................  $      9.82
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest..................................  $    108,899
  Dividends (net of $90,078 foreign taxes
    withheld)...............................       831,663
                                              ------------
      Total investment income...............       940,562
                                              ------------
Expenses:
  Management fees (note 3)..................       484,959
  Accounting, custudy & transfer agent fees
    (note 3)................................       196,521
  Directors' fees (note 3)..................         1,636
  Professional fees.........................         4,383
  Printing fees.............................         7,687
  Filing fees...............................         2,976
  Conversion expense........................        16,480
  Other.....................................         2,678
                                              ------------
    Total expenses..........................       717,320
                                              ------------
      Less fees waived (note 3).............       (26,943)
                                              ------------
      Net expenses..........................       690,377
                                              ------------
    Net investment income...................       250,185
                                              ------------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized loss from:
    Investments.............................   (16,047,566)
    Foreign currency related transactions...      (462,004)
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments.............................    (3,974,342)
    Foreign currency related transactions...       197,475
                                              ------------
    Net loss on investments.................   (20,286,437)
                                              ------------
    Net decrease in net assets from
      operations............................  $(20,036,252)
                                              ============

   The accompanying notes are in integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income (loss)..............................    $    250,185       $   (181,101)
  Realized gain (loss) on investments and foreign currency
    transactions............................................     (16,509,570)        31,233,371
  Unrealized depreciation on investments and foreign
    currency transactions...................................      (3,776,867)       (65,728,086)
                                                                ------------       ------------
      Net decrease in assets from operations................     (20,036,252)       (34,675,816)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Capital gains distributions...............................               0        (31,464,751)
  Distributions in excess of capital gains..................               0         (5,494,477)
  Return of capital.........................................               0           (199,286)
                                                                ------------       ------------
      Total dividends and distributions.....................               0        (37,158,514)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      63,436,015         85,947,744
  Received from dividends reinvested........................               0         37,158,514
  Paid for shares redeemed..................................     (69,549,562)       (99,765,185)
                                                                ------------       ------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................      (6,113,547)        23,341,073
                                                                ------------       ------------
         Decrease in net assets.............................     (26,149,799)       (48,493,257)
Net Assets:
  Beginning of period.......................................     124,547,271        173,040,528
                                                                ------------       ------------
  End of period.............................................    $ 98,397,472       $124,547,271
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................      $ 11.84          $21.51     $12.86     $13.39     $15.49
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.02           (0.02)     (0.02)      0.32       0.28
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................        (2.04)          (4.74)      8.67       0.23       0.08
                                                                  -------          ------     ------     ------     ------
    Total income (loss) from investment operations..........        (2.02)          (4.76)      8.65       0.55       0.36
                                                                  -------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00            0.00       0.00      (0.32)     (0.37)
  Distributions from net realized capital gains & foreign
    currency related transactions...........................         0.00           (4.16)      0.00      (0.75)     (2.09)
  Distributions in excess of capital gains & foreign
    currency related transactions...........................         0.00           (0.73)      0.00      (0.01)      0.00
  Return of capital.........................................         0.00           (0.02)      0.00       0.00       0.00
                                                                  -------          ------     ------     ------     ------
    Total distributions.....................................         0.00           (4.91)      0.00      (1.08)     (2.46)
                                                                  -------          ------     ------     ------     ------
Net asset value, end of period..............................      $  9.82          $11.84     $21.51     $12.86     $13.39
                                                                  =======          ======     ======     ======     ======
Total return................................................       (17.08)%(b)     (22.20)%    67.40%      3.88%      2.11%
Ratios and supplemental data:
Ratios net of fees waived by advisor:
  Ratio of expenses to average net assets...................         1.25%(a)        1.14%      1.21%      1.17%      1.22%
  Ratio of net investment income (loss) to average net
    assets..................................................         0.45%(a)       (0.11)%    (0.15)%     2.31%      1.82%
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................         1.30%(a)        1.20%      1.26%      1.17%      1.22%
Portfolio turnover rate.....................................          119%            273%       338%        22%        24%
Net assets at end of period (millions)......................      $  98.4          $124.5     $173.0     $140.3     $156.0

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 OBJECTIVE

The Capital Appreciation Portfolio seeks maximum capital growth by investing primarily in common stocks.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     40.27%
Three-year                                   15.66%
Five-year                                    15.30%
Since inception (4/30/94)                    15.39%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ending June 30, 2001, the Ohio National Capital Appreciation Portfolio returned 10.10% compared to the S&P Index return of (6.70)%.

The six months ending June 30, 2001 was a period in which a large number of stocks that had been depressed late in 2000 because of cyclical worries experienced rebounds. If anything, the cyclical outlook continued to deteriorate during this period. Aggressive Fed easing, however, helped turn the market psychology to one of looking "over the valley" to the prospects of recovery later in the year.

The strongest contributor to performance during this period was Newmont Mining, which rebounded from a depressed level as gold rebounded in price. We took advantage of this advance by selling the stock. International Rectifier, the second strongest contributor, is another example of a tech stock that ended last year very depressed, but experienced a strong rebound. We have since sold the position in the stock because of weaker-than-expected fundamentals. Monsanto, the fourth strongest contributor, benefited from renewed confidence in the company's growth strategy within the technology-based agricultural products area. Health Management Associates was the sixth strongest contributor. Finally, A.G. Edwards is a regional brokerage firm that we were able to buy at a compelling valuation level, and the stock benefited from an improved psychology surrounding the broker stocks.

Technology turned in the best sector performance over the last six months. The current market climate forced us to look for new growth areas in the technology sector and emphasized the importance of astute stock selection. The telecom sector is an area that continued to deteriorate during the six-month period. Two of our three worst performers during this period, Cable and Wireless and Gilat Satellite, were in this sector. We have eliminated both positions from the portfolio.

We believe that a better equilibrium between value and growth has been restored to the market than has been the case for many years. For example, within the technology sector, many stocks are taking on valuation characteristics that are of interest to our value discipline. We intend to be opportunistic in taking advantage of these rapidly changing market conditions. At the same time, a number of our major holdings that have done well over the past year continue to look like good investments despite significant appreciation over this period. Some of these stocks are in the financial sector, which remains an important part of the portfolio. We are striving for a balance in the portfolio, which on the one hand is opportunistic in taking advantage of these "new" value opportunities, while at the same time recognizing that last year's more defensive winners may well have significant rewards ahead.
 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                               CAPITAL APPRECIATION PORTFOLIO
                                                              (COMMENCED OPERATIONS APRIL 30,
                                                                           1994)                            S&P INDEX
                                                              -------------------------------               ---------
4/94                                                                        10000                              10000
6/94                                                                         9975                               9658
12/94                                                                     10452.8                            10131.2
6/95                                                                        11865                            12172.7
12/95                                                                     12816.5                            13923.1
6/96                                                                      13688.1                            15343.3
12/96                                                                     14835.1                            17136.9
6/97                                                                      16014.5                              20650
12/97                                                                     17089.1                            22834.7
6/98                                                                      18032.4                            26878.8
12/98                                                                     18099.1                            29359.7
6/99                                                                      19621.3                            32994.4
12/99                                                                     19268.1                            35538.3
6/00                                                                      19888.5                            35385.5
12/00                                                                       25336                            32299.8
6/01                                                                      27894.9                            30135.8

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Pall Corp                               2.3
 2.  Knight Ridder, Inc.                     2.1
 3.  Fleet Boston Financial Corp.            2.1
 4.  Hartford Financial Services             2.1
 5.  XL Capital LTD-Class A                  2.1
 6.  Temple Inland                           1.9
 7.  Lincoln International Corp.             1.9
 8.  Edwards AG                              1.8
 9.  CAN Financial                           1.7
10.  Allstate Corp.                          1.6

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Insurance Services                      13.8
 2.  Oil, Energy & Natural Gas               10.2
 3.  Computer & Related                       7.2
 4.  Forestry & Paper Products                6.6
 5.  Electronic Instruments                   5.1

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
  SHARES              U.S. COMMON STOCK               VALUE
--------------------------------------------------------------
             AEROSPACE (2.6%)
    18,100   Boeing..............................  $ 1,006,360
    18,400   Northrop Grumman Corp. .............    1,473,840
                                                   -----------
                                                     2,480,200
                                                   -----------
             AGRICULTURAL (2.4%)
    20,100   *FMC Corp. .........................    1,378,056
    25,300   Monsanto Co. .......................      936,100
                                                   -----------
                                                     2,314,156
                                                   -----------
             BANKING (3.2%)
    51,900   Fleet Boston Financial Corp. .......    2,047,455
    23,700   JP Morgan Chase & Co. ..............    1,057,020
                                                   -----------
                                                     3,104,475
                                                   -----------
             BROADCAST RADIO & TV (1.7%)
    58,900   *AT&T Corp-Liberty Media-A..........    1,030,161
    55,700   *Sinclair Broadcast Group-A.........      573,710
                                                   -----------
                                                     1,603,871
                                                   -----------
             BUSINESS SERVICES (1.8%)
    52,700   *Ceridian Corp. ....................    1,010,259
    43,400   *KPMG Consulting....................      666,190
                                                   -----------
                                                     1,676,449
                                                   -----------
             CHEMICALS (3.7%)
    92,600   Crompton Corp. .....................    1,009,340
   101,600   Solutia Inc. .......................    1,295,400
    33,500   Valspar Corp. ......................    1,189,250
                                                   -----------
                                                     3,493,990
                                                   -----------
             COMPUTER & RELATED (7.2%)
   102,500   3 Com Corp. ........................      486,875
    48,200   *BMC Software Inc. .................    1,086,428
    56,500   *Ingram Micro Inc. CL A.............      818,685
    25,100   *Intuit Inc. .......................    1,003,749
    92,600   *Maxtor Corp. ......................      486,150
    53,000   *Sybase Inc. .......................      871,850
    15,400   *Synopsys Inc. .....................      745,206
    23,500   *Tech Data Corp. ...................      783,960
    44,000   *Unisys Corp. ......................      647,240
                                                   -----------
                                                     6,930,143
                                                   -----------
             CONSUMER PRODUCTS (1.6%)
    33,500   *Polo Ralph Lauren Corp. ...........      864,300
    29,900   Tupperware Corp. ...................      700,557
                                                   -----------
                                                     1,564,857
                                                   -----------
             ELECTRONIC INSTRUMENTS (5.1%)
    45,500   *Fischer Scientific Int'l...........    1,319,500
    92,800   Pall Corp. .........................    2,183,584
    17,600   Rockwell Intl Corp. ................      670,912
    29,700   *Vishay Intertechnology Inc. .......      683,100
                                                   -----------
                                                     4,857,096
                                                   -----------
             FINANCIAL SERVICES (1.8%)
    39,300   Edward AG...........................    1,768,500
                                                   -----------

                                                     MARKET
  SHARES              U.S. COMMON STOCK               VALUE
--------------------------------------------------------------
             FOOD & RELATED (1.5%)
    53,200   *Whole Foods Market Inc. ...........  $ 1,441,720
                                                   -----------
             FORESTRY & PAPER PRODUCTS (6.6%)
    57,100   Boise Cascade Corp. ................    2,008,207
    40,800   International Paper.................    1,456,560
    78,600   *Pactiv Corp. ......................    1,053,240
    34,400   Temple-Inland Inc. .................    1,833,176
                                                   -----------
                                                     6,351,183
                                                   -----------
             INSURANCE SERVICES (10.3%)
    35,700   Allstate Corp. .....................    1,570,443
    23,600   American Financial Group............      715,080
    21,800   Aon Corp. ..........................      763,000
    15,500   Cigna Corp. ........................    1,485,210
    41,100   *CNA Financial Corp. ...............    1,621,395
    28,700   Hartford Financial Services Grp.....    1,963,080
    34,600   Lincoln National Corp. .............    1,790,550
                                                   -----------
                                                     9,908,758
                                                   -----------
             MANUFACTURING (1.5%)
    32,200   ITT Industries Inc. ................    1,424,850
                                                   -----------
             MEDIA & PUBLISHING (3.3%)
    33,500   Knight Ridder Inc. .................    1,986,550
    27,200   New York Times Co. CL A.............    1,142,400
                                                   -----------
                                                     3,128,950
                                                   -----------
             MEDICAL & RELATED (3.1%)
    19,100   *Aviron.............................    1,088,700
    89,700   *Health Mgmt. Assoc. CL A...........    1,887,288
                                                   -----------
                                                     2,975,988
                                                   -----------
             METALS & MINING (3.6%)
    47,600   Engelhard Corp. ....................    1,227,604
    31,500   Nucor Corp. ........................    1,540,035
    23,200   *Stillwater Mining Co. .............      678,600
                                                   -----------
                                                     3,446,239
                                                   -----------
             OFFICE EQUIPMENT (2.0%)
    60,400   Diebold Inc. .......................    1,941,860
                                                   -----------
             OIL, ENERGY & NATURAL GAS (8.7%)
    78,600   Conoco Inc. CL A....................    2,216,520
    45,300   Diamond Offshore Drilling...........    1,497,165
     7,700   *FMC Technologies Inc. .............      159,005
    41,600   Halliburton Co. ....................    1,480,960
    35,200   *Newfield Exploration Co. ..........    1,128,512
    53,900   Unocal Corp. .......................    1,840,685
                                                   -----------
                                                     8,322,847
                                                   -----------
             RETAIL (1.7%)
    15,000   *Federated Department Stores
              Inc. ..............................      637,500
   103,600   *Saks Inc. .........................      994,560
                                                   -----------
                                                     1,632,060
                                                   -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
  SHARES              U.S. COMMON STOCK               VALUE
--------------------------------------------------------------
             TELECOMMUNICATIONS & CELLULAR (2.1%)
    64,300   *General Motors Corp. CL H..........  $ 1,302,075
    16,600   *Western Wireless Corp. CL A........      713,800
                                                   -----------
                                                     2,015,875
                                                   -----------
             TRANSPORTATION & EQUIPMENT (2.9%)
     8,000   Burlington Northern Santa Fe
              Corp...............................      241,360
    20,900   CNF Transportation Inc. ............      590,425
    17,800   Ryder System Inc. ..................      964,320
    18,100   Union Pacific Corp. ................      993,871
                                                   -----------
                                                     2,789,976
                                                   -----------
             UTILITIES (3.4%)
    21,500   Public Service Enterprises..........    1,051,350
    37,200   Sprint Corporation Common...........      794,592
    56,900   *Sprint PCS Group...................    1,374,135
                                                   -----------
                                                     3,220,077
                                                   -----------
             TOTAL U.S. COMMON STOCKS (81.8%)
              (COST $71,341,717).................  $78,394,120
                                                   -----------

                                                     MARKET
  SHARES             FOREIGN COMMON STOCK             VALUE
--------------------------------------------------------------
             CANADA (0.4%)
             METALS & MINING
     9,500   Alcan Aluminum Ltd. ................  $   399,190
                                                   -----------
             BRAZIL (0.9%)
             AEROSPACE
    20,800   Embraer Aircraft Corp ADR...........      812,240
                                                   -----------
             BERMUDA (3.5%)
             INSURANCE SERVICES
    18,100   Everest RE Group Ltd. ..............    1,353,880
    24,100   XL Capital Ltd. CL A................    1,978,610
                                                   -----------
                                                     3,332,490
                                                   -----------

                                                     MARKET
  SHARES             FOREIGN COMMON STOCK             VALUE
--------------------------------------------------------------
             CAYMAN ISLANDS (1.5%)
             OIL, ENERGY & NATURAL GAS
    45,000   *Triton Energy Ltd. ................  $ 1,473,750
                                                   -----------
             LUXEMBOURG (0.9%)
             TELECOMMUNICATIONS & CELLULAR
    33,900   *Millicom Intl. Cellular S.A. ......      850,890
                                                   -----------
             SWITZERLAND (1.4%)
             DRUGS
    37,358   Novartis AG-ADR.....................    1,350,492
                                                   -----------
             TOTAL FOREIGN STOCKS (8.6%)
              (COST $7,457,567)..................  $ 8,219,052
                                                   -----------
             TOTAL COMMON STOCKS (90.4%)
              (COST $78,799,284).................  $86,613,172
                                                   -----------

   FACE                                              MARKET
  AMOUNT               SHORT-TERM NOTES               VALUE
--------------------------------------------------------------
              FINANCE (9.5%)
$ 4,500,000   American Express Credit Corp.
               4.0913% 07/02/01..................  $ 4,500,000
  4,615,000   GE Capital Corp. 4.0713%
               07/02/01..........................    4,615,000
                                                   -----------
              TOTAL SHORT-TERM NOTES (9.5%)
               (COST $9,115,000).................  $ 9,115,000
                                                   -----------
              TOTAL HOLDINGS (99.9%)
               (COST $87,914,284) (a)............  $95,728,172
                                                   -----------
              CASH & RECEIVABLES, NET OF
               LIABILITIES (0.1%)................      117,169
                                                   -----------
              TOTAL NET ASSETS (100.0%)..........  $95,845,341
                                                   ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $87,914,284).............  $95,728,172
  Receivable for securities sold............      718,256
  Receivable for fund shares sold...........      103,451
  Dividends & accrued interest receivable...       76,946
  Other.....................................        2,693
                                              -----------
    Total assets............................   96,629,518
                                              -----------
Liabilities:
  Cash overdraft............................       23,894
  Payable for securities purchased..........      673,444
  Payable for fund shares redeemed..........       11,099
  Payable for investment management services
    (note 3)................................       62,536
  Other accrued expenses....................       13,204
                                              -----------
    Total liabilities.......................      784,177
                                              -----------
Net assets at market value..................  $95,845,341
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 6,207,111
  Paid-in capital in excess of par value....   73,603,210
  Accumulated net realized gain on
    investments.............................    8,082,002
  Net unrealized appreciation on
    investments.............................    7,813,887
  Undistributed investment income...........      139,131
                                              -----------
Net assets at market value..................  $95,845,341
                                              ===========
Shares outstanding (note 4).................    6,207,111
Net asset value per share...................  $     15.44
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $  134,125
  Dividends..................................     513,865
                                               ----------
    Total investment income..................     647,990
                                               ----------
Expenses:
  Management fees (note 3)...................     338,327
  Custodian fees (note 3)....................       5,801
  Directors' fees (note 3)...................         992
  Professional fees..........................       4,222
  Accounting and transfer agent fees.........      21,099
  Printing fees..............................       4,711
  Filing fees................................       1,736
  Conversion expense.........................       9,790
  Other......................................         170
                                               ----------
    Total expenses...........................     386,848
                                               ----------
    Net investment income....................     261,142
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain from investments.........   7,912,681
  Net change in unrealized appreciation/
    (depreciation) on investments............    (137,171)
                                               ----------
    Net gain on investments..................   7,775,510
                                               ----------
    Net increase in net assets from
      operations.............................  $8,036,652
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   261,142        $    470,036
  Realized gain on investments..............................      7,912,681           8,462,848
  Unrealized appreciation (depreciation) on investments.....       (137,171)          8,312,538
                                                                -----------        ------------
      Net increase in assets from operations................      8,036,652          17,245,422
                                                                -----------        ------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................       (127,693)           (472,021)
  Capital gains distributions...............................              0          (8,285,206)
                                                                -----------        ------------
      Total dividends and distributions.....................       (127,693)         (8,757,227)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................     17,354,127           6,815,814
  Received from dividends reinvested........................        127,693           8,757,227
  Paid for shares redeemed..................................     (3,529,714)        (14,695,642)
                                                                -----------        ------------
    Increase in net assets derived from capital share
     transactions...........................................     13,952,106             877,399
                                                                -----------        ------------
         Increase in net assets.............................     21,861,065           9,365,594
Net Assets:
  Beginning of period.......................................     73,984,276          64,618,682
                                                                -----------        ------------
  End of period (a).........................................    $95,845,341        $ 73,984,276
                                                                ===========        ============
(a) Includes undistributed net investment income of.........    $   139,131        $      5,682
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $14.05          $12.11     $12.92     $13.53     $12.93
Income from investment operations:
  Net investment income.....................................         0.04            0.10       0.39       0.34       0.39
  Net realized & unrealized gain on investments.............         1.37            3.69       0.42       0.46       1.48
                                                                   ------          ------     ------     ------     ------
    Total income from investment operations.................         1.41            3.79       0.81       0.80       1.87
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.02)          (0.10)     (0.39)     (0.34)     (0.46)
  Distributions from net realized capital gains.............         0.00           (1.75)     (1.23)     (1.06)     (0.81)
  Distributions in excess of capital gains..................         0.00            0.00       0.00      (0.01)      0.00
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................        (0.02)          (1.85)     (1.62)     (1.41)     (1.27)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $15.44          $14.05     $12.11     $12.92     $13.53
                                                                   ======          ======     ======     ======     ======
Total return................................................        10.11%(b)       31.50%      6.46%      5.91%     15.19%
Ratios and supplemental data:
  Ratio of expenses to average
    net assets..............................................         0.93%(a)        0.96%      0.95%      0.93%      0.95%
  Ratio of net investment income to
    average net assets......................................         0.63%(a)        0.76%      2.94%      2.52%      2.88%
Portfolio turnover rate.....................................           69%            230%        34%        45%        41%
Net assets at end of period (millions)......................       $ 95.8          $ 74.0     $ 64.6     $ 76.5     $ 59.8

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 OBJECTIVE

The Small Cap Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   (33.22)%
Three-year                                  21.08%
Five-year                                   15.50%
Since inception (4/30/94)                   20.46%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Federal Reserve Board's aggressive rate cuts during the period ending June 30, 2001, along with better-than-expected economic numbers, instilled some confidence in the markets. They showed signs of life amid hope that the U.S. may avoid a recession and resume economic growth. In this climate, many stocks recovered dramatically in the second quarter of 2001 after a difficult first quarter.

The market's preference for value stocks over growth stocks, established in 2000, has continued in 2001. To demonstrate: the benchmark Russell 2000 Index, which includes both growth and value components, returned 6.81% for the six months ending June 30, 2001, with the value portion rising 12.78% the growth portion returning just 0.16% (as measured by the Russell 2000 Growth and Value Indexes). As a growth-oriented fund, the Ohio National Small Cap Portfolio returned (9.10%) for the same period.

After sector weakness in the first quarter, many technology holdings rebounded sharply in the second quarter. New positions also saw robust performance. Relative to the Russell 2000 Index, we were underweight in this sector in the second quarter. However, good stock selection offset this effect. Semiconductor-related stocks such as AXT Inc. (1.42% of the Fund as of June 30, 2001), and Cree Research Inc. (0.44% of the Fund), performed well, as did new holding Microtune Inc. (0.98% of the Fund).

The energy sector was the worst-performing sector in the Russell 2000 Index for the period. Accordingly, the Fund saw poor performance from its energy holdings, which included Veritas DGC Inc., a seismic company (1.02% of the Fund as of June 30, 2001), and National Oilwell, Inc., an oil service equipment supplier (0.70% of the Fund). We believe the second-quarter drop in many energy companies' share prices was due to investors' profit taking following that sector's outperformance in 2000, and due to investors' concerns about commodity prices, as oil and gas inventories have been higher than the market expected.

We have been in an environment of very rapid sector rotation, a climate where a keen focus on valuation leads us to take advantage of price weakness by buying fundamentally solid stocks and to aggressively take profits when stocks meet our price targets. Using our bottom-up research process, we have broadened the number of holdings in the portfolio to "seed" the Fund with stocks that our analysis has lead us to believe will perform well when economic growth re-emerges.

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                               SMALL CAP PORTFOLIO (COMMENCED
                                                                 OPERATIONS APRIL 30, 1994)             RUSSELL 2000 INDEX
                                                               ------------------------------           ------------------
4/94                                                                        10000                              10000
6/94                                                                        10144                               9554
12/94                                                                     12126.1                              10026
6/95                                                                      14236.1                            11471.7
12/95                                                                     16129.5                            12878.1
6/96                                                                      18455.4                            14212.3
12/96                                                                     18986.9                            15002.5
6/97                                                                      18979.3                            16532.8
12/97                                                                     20594.4                            18343.1
6/98                                                                      21372.9                            19309.8
12/98                                                                     22770.7                              17933
6/99                                                                      30341.9                            19597.2
12/99                                                                     47011.8                              21745
6/00                                                                      56813.7                            22403.9
12/00                                                                       41741                            21104.5
6/01                                                                      37942.6                            22541.7

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Russell 2000 Index represents the 2,000 smallest companies in the Russell 3,000 index.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Rent-A-Center                          2.7
 2.  Cytyc Corporation                      2.7
 3.  Taro Pharm                             2.6
 4.  Sonicwall, Inc.                        2.3
 5.  Insight Enterprises                    2.3
 6.  Accredo Health Inc.                    1.9
 7.  Professional Detailing                 1.9
 8.  CEC Entertainment, Inc.                1.8
 9.  DMC Stratex Networks, Inc.             1.8
10.  Hotel Reservations Inc.                1.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Telecommunications & Cellular          9.6
 2.  Electronics/Semiconductors             9.6
 3.  Medical & Related                      8.3
 4.  Drugs/Biotechnology                    8.0
 5.  Computer Software                      7.7

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES             U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           BANKING (0.6%)
  26,850   *Southwest Bancorp of Texas.........  $    811,139
                                                 ------------
           BROADCAST RADIO & TV (1.7%)
  64,275   *Mediacom Communications Corp. .....       899,850
  65,275   *Radio One Inc. CL D................     1,439,314
                                                 ------------
                                                    2,339,164
                                                 ------------
           BUILDING & CONSTRUCTION (3.2%)
  18,700   *Insituform Technology CL A.........       682,550
  15,400   *Jacobs Engineering Group Inc. .....     1,004,542
  70,955   *Shaw Group Inc. ...................     2,845,296
                                                 ------------
                                                    4,532,388
                                                 ------------
           BUSINESS SERVICES (6.4%)
  38,850   *Corp Executive Board Co. ..........     1,631,700
  42,775   *Eclipsys Corp. ....................     1,201,977
  31,650   *Macrovision Corp. .................     2,168,025
  58,700   *Management Network Group Inc. .....       358,070
  23,775   *Maximus Inc. ......................       953,140
  29,125   *Professional Detailing Inc. .......     2,679,500
                                                 ------------
                                                    8,992,412
                                                 ------------
           COMPUTER & RELATED (3.2%)
  71,855   *Braun Consulting Inc. .............       578,433
  34,300   *CDW Computer Centers Inc. .........     1,362,053
  32,550   *Keane Inc. ........................       716,100
  16,825   *Tech Data Corp. ...................       561,282
  67,200   *The Titan Corp. ...................       662,383
  19,750   *Webex Communications Inc. .........       526,535
                                                 ------------
                                                    4,406,786
                                                 ------------
           COMPUTER SOFTWARE (7.5%)
  23,700   *Barra Inc. ........................       927,855
  86,350   *Documentum Inc. ...................     1,115,642
  21,150   *Informatica Corp. .................       367,164
 128,255   *Insight Enterprises Inc. ..........     3,142,247
  12,000   *Internet Security Systems..........       582,720
  31,900   *Intranet Solutions Inc. ...........     1,213,795
  47,025   *Mastec Inc. .......................       620,730
  16,825   *Netegrity Inc. ....................       504,750
  84,425   *Secure Computing Corp. ............     1,326,317
  51,625   *Seebeyond Technology Corp. ........       619,500
                                                 ------------
                                                   10,420,720
                                                 ------------
           CONSUMER PRODUCTS & SERVICES (3.3%)
  38,900   *American Eagle Outfitters..........     1,370,836
  54,650   *Hotel Reservations Inc. CL A.......     2,542,864
  15,950   *Timberland Co. ....................       630,185
                                                 ------------
                                                    4,543,885
                                                 ------------
           DRUGS/BIOTECHNOLOGY (8.0%)
  33,125   *Albany Molecular Research..........     1,259,081
  12,125   Alpharma Inc. CL A..................       330,406
  22,125   *Celgene Corp. .....................       638,306
  19,725   *Cephalon Inc. .....................     1,390,612
  10,250   *Cima Labs Inc. ....................       804,625
  39,550   *Medicis Pharmaceutical CL A........     2,096,150
   5,525   *Myriad Genetics Inc. ..............       349,842

                                                    MARKET
 SHARES             U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           DRUGS/BIOTECHNOLOGY (CONTINUED)
   7,375   *OSI Pharmaceuticals Inc. ..........  $    387,851
   7,875   *Sicor Inc. ........................       181,913
  42,000   *Taro Pharmaceutical Ind. Ltd. .....     3,677,520
                                                 ------------
                                                   11,116,306
                                                 ------------
           ELECTRICAL SERVICES (0.8%)
  48,843   *Dycom Industries...................     1,119,970
                                                 ------------
           ELECTRONICS/SEMICONDUCTORS (9.6%)
  27,550   *Astropower Inc. ...................     1,436,457
  74,175   *AXT Inc. ..........................     1,980,472
   6,750   *Brooks Automation Inc. ............       311,175
  23,475   *Cree Research Inc. ................       613,754
  64,925   *Digital Courier Tech Inc. .........     1,298,500
  43,610   *Emcore Corp. ......................     1,341,007
  19,550   *FEI Co. ...........................       801,550
  48,350   *IXIA...............................       918,650
  61,725   *Microne Inc. ......................     1,357,950
  40,900   *Mattson Technology Inc. ...........       714,932
  16,975   *MKS Instruments Inc. ..............       488,880
  29,425   *PRI Automation Inc. ...............       545,098
  28,825   *Proton Energy Systems..............       345,900
  28,275   *Sawtek Inc. .......................       665,311
  28,250   *Therma-Wave Inc. ..................       538,727
                                                 ------------
                                                   13,358,363
                                                 ------------
           FOOD & RELATED (1.4%)
  41,925   *Performance Food Group Co. ........     1,267,393
  25,450   *Whole Foods Market Inc. ...........       689,695
                                                 ------------
                                                    1,957,088
                                                 ------------
           INSURANCE (0.7%)
  36,750   *First Health Group Corp. ..........       886,410
   7,975   *Odyssey Re Holdings Corp. .........       144,108
                                                 ------------
                                                    1,030,518
                                                 ------------
           MACHINERY (0.6%)
   2,000   *Global Power Equipment Group.......        58,600
  25,450   Stewart & Stevens Svcs. ............       839,850
                                                 ------------
                                                      898,450
                                                 ------------
           MEDICAL & RELATED (8.3%)
  72,655   *Accredo Health Inc. ...............     2,702,039
  47,875   *Align Technology Inc. .............       375,340
  45,700   *Community Health Systems...........     1,348,150
 164,075   *CYTYC Corp. .......................     3,781,929
  43,275   *Lifepoint Hospitals Inc. ..........     1,916,217
  12,275   *Medarex Inc. ......................       288,463
  14,025   *Patterson Dental Co. ..............       420,750
  20,475   *Providence Healthcare..............       722,563
                                                 ------------
                                                   11,555,451
                                                 ------------
           OIL, ENERGY & NATURAL GAS (5.7%)
  40,375   *Cal Drive International............       993,225
  39,550   *Hanover Compressor Co. ............     1,308,709
  58,975   *Lone Star Technologies.............     2,134,895
  36,375   *National Oilwell Inc. .............       974,850
  24,850   *Patterson - UTI Energy Inc. .......       444,070

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES             U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           OIL, ENERGY & NATURAL GAS (CONTINUED)
  56,050   *Superior Energy Services Inc. .....  $    442,795
  58,275   *Vertitas DGC Inc. .................     1,617,131
                                                 ------------
                                                    7,915,675
                                                 ------------
           RENTAL EQUIPMENT (2.7%)
  70,275   *Rent-A-Center Inc. ................     3,696,465
                                                 ------------
           RESTAURANTS (3.0%)
  49,500   *CEC Entertainment Inc. ............     2,442,825
  97,950   Ruby Tuesday Inc. ..................     1,674,945
                                                 ------------
                                                    4,117,770
                                                 ------------
           RETAIL (4.1%)
  37,750   *Cost Plus Inc. California..........     1,132,500
  37,600   *Duane Reade Inc. ..................     1,222,000
  21,825   Fastenal Co. .......................     1,352,713
  34,350   *Tweeter Home Entertainment Group...     1,212,555
  24,375   *Ultimate Electronics Inc. .........       790,237
                                                 ------------
                                                    5,710,005
                                                 ------------
           SCHOOLS (4.7%)
  40,900   *Corinthain Colleges Inc. ..........     1,925,163
  43,900   *Education Management Corp. ........     1,758,195
  38,900   *ITT Educational Services Inc. .....     1,750,500
  22,225   Strayer Education Inc. .............     1,083,469
                                                 ------------
                                                    6,517,327
                                                 ------------
           TELECOMMUNICATIONS & CELLULAR (9.6%)
  27,750   *Centillium Communications..........       686,535
 249,854   *DMC Stratex Networks Inc. .........     2,498,540
  79,275   Harris Corp. .......................     2,157,073
  41,150   *Illuminet Holdings Inc. ...........     1,294,168
  75,275   *Quanta Services Inc. ..............     1,659,061
  67,755   *Novatel Wireless Inc. .............       137,543
 149,943   *Remec Inc. ........................     1,859,293
 125,125   *Sonicwall Inc. ....................     3,154,401
                                                 ------------
                                                   13,446,614
                                                 ------------
           TRANSPORTATION SERVICE & EQUIPMENT (2.2%)
  72,275   C.H. Robinson Worldwide Inc. .......     2,015,750
  15,975   CNF Transportation Inc. ............       451,294
  20,850   US Freightways Corp. ...............       615,075
                                                 ------------
                                                    3,082,119
                                                 ------------
           WASTE MANAGEMENT (1.8%)
  72,275   *Stericycle Inc. ...................     1,687,853
  22,175   *Waste Connections..................       798,300
                                                 ------------
                                                    2,486,153
                                                 ------------
           TOTAL U.S. COMMON STOCK (89.1%)
            (COST $116,911,756)................  $124,054,768
                                                 ------------

                                                      MARKET
  SHARES             FOREIGN COMMON STOCK             VALUE
---------------------------------------------------------------
              CANADA (0.2%)
              COMPUTER SOFTWARE
      9,150   *Optimal Robotics Corp. ...........  $    347,700
                                                   ------------
              CAYMAN ISLANDS (0.8%)
              COMMUNICATIONS
     50,250   *Garmin Ltd. ......................     1,148,213
                                                   ------------
              NETHERLANDS (1.1%)
              OIL, ENERGY & NATURAL GAS
     78,000   *Core Laboratories.................     1,462,500
                                                   ------------
              TOTAL FOREIGN COMMON STOCK (2.1%)
               (COST $3,135,428).................  $  2,958,413
                                                   ------------
              TOTAL COMMON STOCK (91.2%)
               (COST $120,047,184)...............  $127,013,181
                                                   ------------

   FACE                                              MARKET
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
--------------------------------------------------------------
              FINANCIAL (9.2%)
$12,788,000   Firstar 3.150% 07/02/01 repurchase
               price $12,791,357 collateralized
               by FHR Market Value:
               ($13,043,084)
               Face Value: ($17,749,108)
               Due: 03/15/25
               Interest: 6.000%.................  $ 12,788,000
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS (9.2%)
               (COST $12,788,000)...............  $ 12,788,000
                                                  ------------
              TOTAL HOLDINGS (100.4%)
               (COST $132,835,184) (a)..........  $139,801,181
                                                  ------------
              LIABILITIES, NET OF CASH &
               RECEIVABLES (-0.4%)..............      (499,723)
                                                  ------------
              TOTAL NET ASSETS (100.0%).........  $139,301,458
                                                  ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See Note 1.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $132,835,184)...........  $139,801,181
  Receivable for securities sold...........       306,770
  Receivable for fund shares sold..........        77,330
  Dividends & accrued interest
    receivable.............................         7,798
  Other....................................         4,133
                                             ------------
    Total assets...........................   140,197,212
                                             ------------
Liabilities:
  Cash overdraft...........................        33,966
  Payable for securities purchased.........       709,657
  Payable for fund shares redeemed.........        16,221
  Payable for investment management
    services (note 3)......................        87,871
  Other accrued expenses...................        48,039
                                             ------------
    Total liabilities......................       895,754
                                             ------------
Net assets at market value.................  $139,301,458
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  6,920,711
  Paid-in capital in excess of par value...   142,921,179
  Accumulated net realized loss on
    investments............................   (17,200,350)
  Net unrealized appreciation on
    investments............................     6,965,997
  Net investment loss......................      (306,079)
                                             ------------
Net assets at market value.................  $139,301,458
                                             ============
Shares outstanding (note 4)................     6,920,711
Net asset value per share..................  $      20.13
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest..................................  $    309,636
  Dividends.................................        46,210
                                              ------------
    Total investment income.................       355,846
                                              ------------
Expenses:
  Management fees (note 3)..................       538,928
  Custodian fees (note 3)...................        16,587
  Directors' fees (note 3)..................         2,380
  Professional fees.........................         4,646
  Accounting and transfer agent fees........        61,392
  Printing fees.............................        10,909
  Filing fees...............................         3,968
  Conversion expense........................        22,913
  Other.....................................           202
                                              ------------
    Total expenses..........................       661,925
                                              ------------
    Net investment loss.....................      (306,079)
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments........   (17,166,035)
  Net change in unrealized appreciation/
    (depreciation) on investments...........     3,270,029
                                              ------------
    Net loss on investments.................   (13,896,006)
                                              ------------
    Net decrease in net assets from
      operations............................  $(14,202,085)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (306,079)      $ (1,196,065)
  Realized gain (loss) on investments.......................     (17,166,035)        33,702,064
  Unrealized appreciation (depreciation) on investments.....       3,270,029        (53,403,767)
                                                                ------------       ------------
      Net decrease in assets from operations................     (14,202,085)       (20,897,768)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Capital gains distributions...............................               0        (34,574,485)
  Return of capital.........................................               0           (440,600)
                                                                ------------       ------------
      Total dividends and distributions.....................               0        (35,015,085)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       8,585,472         30,620,205
  Received from dividends reinvested........................               0         35,015,085
  Paid for shares redeemed..................................     (13,127,165)       (19,595,075)
                                                                ------------       ------------
      Increase (decrease) in net assets derived from
         capital share transactions.........................      (4,541,693)        46,040,215
                                                                ------------       ------------
         Decrease in net assets.............................     (18,743,778)        (9,872,638)
Net Assets:
  Beginning of period.......................................     158,045,236        167,917,874
                                                                ------------       ------------
  End of period.............................................    $139,301,458       $158,045,236
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                  ENDED                YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001     ---------------------------------------
                                                               (UNAUDITED)       2000       1999       1998       1997
                                                              -------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................     $22.14         $31.62     $20.70     $18.72     $18.03
Income (loss) from investment operations:
  Net investment loss.......................................      (0.04)         (0.22)     (0.16)     (0.06)     (0.02)
  Net realized & unrealized gain (loss) on investments......      (1.97)         (3.09)     21.96       2.04       1.54
                                                                 ------         ------     ------     ------     ------
    Total income (loss) from investment operations..........      (2.01)         (3.31)     21.80       1.98       1.52
                                                                 ------         ------     ------     ------     ------
Less distributions:
  Distributions from net realized capital gains.............       0.00          (6.09)    (10.88)      0.00      (0.83)
  Return of capital.........................................       0.00          (0.08)      0.00       0.00       0.00
                                                                 ------         ------     ------     ------     ------
    Total distributions.....................................       0.00          (6.17)    (10.88)      0.00      (0.83)
                                                                 ------         ------     ------     ------     ------
Net asset value, end of period..............................     $20.13         $22.14     $31.62     $20.70     $18.72
                                                                 ======         ======     ======     ======     ======
Total return................................................      (9.10)%(b)    (11.22)%   106.46%     10.57%      8.47%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................       0.96%(a)       0.92%      0.89%      0.91%      0.94%
  Ratio of net investment loss to average net assets........      (0.44)%(a)     (0.64)%    (0.61)%    (0.30)%    (0.11)%
Portfolio turnover rate.....................................         60%           138%       166%        99%        80%
Net assets at end of period (millions)......................     $139.3         $158.0     $167.9     $ 75.6     $ 58.3

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 OBJECTIVE

The International Small Company seeks to provide long-term capital growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at the time of purchase of $1.5 billion or less.

 PERFORMANCE AS OF JUNE 30, 2001

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   (31.55)%
Three-year                                   6.09%
Five-year                                    7.66%
Since inception (3/31/95)                    9.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Equity markets continued on their roller coaster ride during the first half with initial optimism on the economy fueled by continued interest rate cuts, but was rapidly replaced by economic gloom and profit warnings. From the end of March to June, the Federal Reserve cut the Federal Funds rate three more times by 75 basis points. Since the beginning of the year, the FOMC has cut interest rates by 275 basis points. Elsewhere, the Bank of England reduced the benchmark interest rate by 75 basis points and the European Central Bank by 25 basis points. This proactiveness on the part of central banks helped improve market sentiment considerably at the start of the second quarter, but it became clear that the global economy is expected to continue its struggle to eliminate excess inventory in the face of declining demand. Profit warnings picked up again as analysts' expectations looked too optimistic. Earnings downgrades are thus likely to persist in the third quarter.

For the first half of 2001, the Ohio National International Small Company Portfolio, measured in U.S. dollars, had a return of (15.8)% which underperformed the MSCI EAFE Index return of (14.87)%.

The general reasons behind the poor performance of the international markets and the fund are concerns of a global slowdown and mounting evidence that profits will be less than expected as the economy slows. Ahead of the first and second quarter results, there were a number of company profit warnings and earnings downgrades leading to a further decline in share prices. Investors are now looking for signs that the worst of the slowdown is over and for the global economies to begin their gradual recoveries. The fund also underperformed due to its growth-oriented investment style. Value investing continued to outpace growth investing as investors became much more valuation-sensitive.

Specific to the fund, being overweight in Energy initially helped performance in the first five months of the year, but it suffered towards the end of the second quarter as oil and gas prices fell on concerns of weakening demand (seasonal weakness between heating and cooling seasons) and rising inventories. Small cap individual investments, from a broad industrial representation, also suffered negative price performance as they were broadly sold down by the market in a knee jerk reaction to unrelated profit warnings.

Asia, on the other hand, was a clear, positive contributor to performance during the period. Although the global economy and international markets have been slowing, exports from major Asian countries and regions to China are still rising. In particular, China was the best performing country for the fund due to strong stock selection. The market has been boosted by an abundant capital inflow as investors prepare for the expected opening of their market and its inclusion into the World Trade Organization. South Korea also had positive effects during the first half due to the fund's exposure to export-related investments that are benefiting from a falling currency.

We believe that as this year's interest rate cuts begin to take effect (typically a six-month delay) and as investors regain confidence and look to the second half of this year, liquidity should improve, thus boosting the international small-cap growth markets. However, we do not believe this is an environment that will generate a major rebound in markets, particularly as analysts' earnings expectations still continue to look too optimistic.

We currently favor Asia's forecasted economic growth of 5.5% over Europe's 2.1% and the U.S. (1.1)%, among others. We also believe Japan will produce an economic plan that will restore foreign investor confidence as the country strengthens its financial system and continues to implement restructuring plans. Japan's new prime minister, Koizumi, has gained a high approval rating which has not been seen for many years in Japan. With the support of the people, cabinet, and government, Koizumi is expected to release a highly anticipated plan to reverse Japan's economic woes. We expect this plan to be announced after the Upper House elections at the end of July.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                            (COMMENCED OPERATIONS MARCH 31,
                                                                         1995)                                 EAFE
                                                          ------------------------------------                 ----
3/95                                                                       10000                               10000
6/95                                                                       10421                               10073
12/95                                                                      10890                             10934.2
6/96                                                                     11945.2                             11444.9
12/96                                                                    12206.8                             11630.3
6/97                                                                     13407.9                             12951.5
12/97                                                                    13630.5                             11765.1
6/98                                                                     14466.1                               13657
12/98                                                                    14110.2                             14028.4
6/99                                                                     17531.9                             14585.4
12/99                                                                      29422                             17811.6
6/00                                                                     25235.3                             17088.5
12/00                                                                    20516.3                             15289.1
6/01                                                                     17274.7                             13015.6

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

The MSCI EAFE is a capitalization-weighted index that monitors the performance of stocks from Europe, Australia, and the Far East.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  CAE Inc.                               1.7
 2.  Compton Petroleum                      1.0
 3.  Suncorp-Metway Limited                 1.0
 4.  ED & F Man                             1.0
 5.  Manitoba Telecom Services              1.0
 6.  Gulf Canada                            1.0
 7.  Daido Steel Co.                        1.0
 8.  Toho Gas Co.                           1.0
 9.  Logitech International                 1.0
10.  Kawasaki Heavy Industries              1.0

 TOP 5 COUNTRY WEIGHTINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Japan                                  25.0
 2.  Canada                                 14.6
 3.  United Kingdom                          9.3
 4.  Hong Kong                               5.7
 5.  Germany                                 5.5

---------------
* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             JAPAN (25.0%)
    18,000   Air Water Inc. (7).................  $    88,798
    14,000   Amada Co. Ltd. (20)................       70,862
     3,300   Bandai Co. Ltd. (10)...............       96,090
       230   Bellsystem 24 Inc. (28)............       76,196
     9,000   Canon Sales Co. Inc. (27)..........       88,148
     3,200   Capcom Co. Ltd. (9)................      110,889
    14,000   Central Glass Co. Ltd. (5).........       78,161
       900   Colin Corp. (23)...................      106,124
    45,000   Cosmo Oil Co. Ltd. (12)............      111,890
     1,500   CSK Corp. (9)......................       46,685
    65,000   Daido Steel Co. Ltd. (24)..........      178,839
    19,000   Daiei OMC Inc. (27)................       98,761
     4,900   Daito Trust Construction Co. (5)...       83,131
    20,000   *Dowa Mining Co. (24)..............       96,258
    20,000   Ezaki Glico Co. (15)...............      115,189
    22,000   Gunze Ltd. (10)....................       88,413
     5,000   Heiwa Corp. (10)...................       86,833
    29,000   *Hino Motors Ltd.(3)...............      135,619
     5,000   Hisamitsu Pharmaceutical Co. Inc.
              (23)..............................       80,135
    32,000   Hitachi Koki Co. Ltd. (20).........      119,103
     2,640   Hokuto Corp. (15)..................      102,919
    24,000   Iwasaki Electric Co. Ltd. (11).....       87,595
    43,000   Japan Energy Corp. (12)............       91,060
    15,000   JGC Corp. (12).....................      125,135
     4,000   Jusco Co. Ltd. (27)................       88,236
     4,000   Justsystem Corp. (9)...............       68,985
    10,000   Kagome Co. Ltd. (15)...............       88,557
    11,000   Kaken Pharmaceutical Co. (23)......       93,795
    17,000   Kamigumi Co. Ltd. (31).............       83,183
    41,000   Kanebo Ltd. (10)...................      107,215
     5,000   Katokichi Co. (15).................      118,317
    54,000   Kawasaki Heavy Industries (20).....       89,231
     4,680   Koei Co. Ltd. (9)..................      154,667
    34,000   Mazda Motor Corp. (3)..............       85,092
     2,300   Meitec Corp. (9)...................       76,934
    27,000   Mitsubishi Gas Chemical Co.(7).....      108,507
     3,300   Nihon Denpa Kogyo Co. Ltd. (11)....       68,692
     5,000   Nippon Kanzai Co. Ltd. (28)........       69,787
    11,000   Nippon Thompson Co. Ltd.(20).......       79,854
     3,700   Nisshin Fudosan Co. Ltd. (26)......       82,954
     2,000   Nissin Kogyo Co. Ltd. (3)..........       76,686
    13,000   NOK Corp. (3)......................       84,466
     8,000   Olympus Optical Co. (23)...........      128,216
     9,000   Onward Kashiyama Co. Ltd. (10).....       97,605
     9,000   Q. P. Corp. (15)...................       83,456
     2,500   Sanyo Electric Credit Co. Ltd.
              (14)..............................       75,202
     4,500   Sega Enterprises (10)..............       79,774
    38,000   Showa Denko K.K. (7)...............       54,257
    18,000   Showa Shell Sekiyu K.K. (12).......      104,969
     8,000   Stanley Electric Co. (3)...........       74,375
    11,000   Suruga Bank Ltd. (4)...............       92,648
     7,000   Takara Co. Ltd. (10)...............       88,999
    10,000   Takuma Co. Ltd. (20)...............      100,269
    13,000   Tanabe Seiyaku Co. (23)............      122,737
    15,000   Teikoku Oil Co. Ltd. (12)..........       74,359

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
    75,000   Toho Gas Co. Ltd. (32).............  $   182,890
    19,000   Tokuyama Corp. (7).................       80,624
     5,600   Toppan Forms Co. Ltd. (28).........       94,108
     6,000   Tostem Corp. (5)...................       98,664
     3,900   Toyo Corp. (31)....................       94,477
    35,000   Toyo Engineering Corp. (12)........       73,557
    10,000   Toyo Suisan Kaisha (15)............      103,718
    45,500   Toyo Tire & Rubber Co. Ltd. (3)....       84,675
    34,000   Yokohama Rubber Co. (3)............       86,728
                                                  -----------
                                                    6,064,298
                                                  -----------
             CANADA (14.6%)
     5,962   Anderson Exploration Ltd. (12).....      120,629
     6,500   Baytex Energy Ltd. CL A (12).......       42,050
    22,340   CAE Inc. (1).......................      435,046
     6,000   *Canadian Hunter Exploration Ltd.
              (12)..............................      146,549
     8,000   CHC Helicopter Corp. CL A (31).....      105,621
     4,400   Clarica Life Insurance Co. (19)....      129,980
    13,000   Cognicase Inc. (9).................       70,370
     3,000   Cominco Ltd. (24)..................       55,451
    76,000   Compton Petroleum Corp. (12).......      219,745
     4,800   Descartes Systems Group Inc. (9)...       87,803
     7,000   Finning International Inc. (20)....       78,325
    14,800   GT Group Telecom Inc. CL B (29)....       90,372
    23,000   Gulf Canada Resources Ltd. (12)....      186,448
    10,250   Hudson's Bay Co. (27)..............      110,427
     6,000   Industrial Alliance Life Ins. Co.
              (19)..............................      151,896
     1,700   Magna International Inc. CL A
              (3)...............................      104,625
     6,900   Manitoba Telecom Services (29).....      194,722
     4,750   Pivotal Corp. (9)..................       81,415
     4,200   Precision Drilling Corp. (12)......      131,280
     3,300   Rio Alto Exploration Ltd. (12).....       57,184
     7,000   SNC-Lavalin Group Inc. (5).........       93,112
    17,000   Southward Energy Ltd. (12).........       84,167
    24,000   Storm Energy Inc. (12).............      148,926
     4,700   Tembec Inc. CL A (16)..............       34,439
     8,500   Tesco Corp. (12)...................       95,950
     3,900   Toromont Industries Ltd. (20)......       59,214
     7,315   TransAlta Corp. (32)...............      128,786
    11,860   Turbo Genset Inc. (20).............       63,491
    20,000   Vermilion Resources Ltd. (12)......      142,060
     6,700   *Westjet Airlines Ltd. (31)........      107,697
                                                  -----------
                                                    3,557,780
                                                  -----------
             UNITED KINGDOM (9.3%)
    14,000   Associated British Ports PLC
              (31)..............................       85,538
     9,320   Atkins (WS) PLC (28)...............      105,720
     7,500   Berkeley Group PLC (10)............       76,170
     4,835   BTG PLC (28).......................       78,936
    20,000   Cairn Energy PLC (12)..............       96,966
     2,877   *Cambridge Antibody Tech. Grp. PLC
              (23)..............................       84,830
     6,570   Eidos PLC (9)......................       23,077
       500   Eidos PLC Rights (9)...............          629
    34,629   First Choice Holidays PLC (13).....       72,933
     8,400   Galen Holdings PLC (23)............       97,955

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
     6,300   Guardian IT PLC (28)...............  $    55,211
    22,600   Hit Entertainment PLC (22).........      116,600
    25,600   iSoft Group PLC (9)................       90,464
     4,779   Johnson Matthey (7)................       71,199
    98,900   Kidde PLC (28).....................      112,885
    17,500   Man (ED&F) Group PLC (14)..........      236,478
     5,694   *Matalan PLC (27)..................       39,800
     9,430   Nestor Healthcare Group PLC (23)...       72,978
     6,340   Pace Micro Technology PLC (10).....       33,785
     6,600   PizzaExpress PLC (18)..............       85,361
    10,840   RM PLC (9).........................       83,124
     6,330   Royalblue Group PLC (9)............       72,474
    39,360   RPS Group PLC (28).................       93,189
     7,066   *Shire Pharmaceuticals Group PLC
              (23)..............................      129,741
    14,600   Torex PLC (9)......................      133,109
     3,212   Transense Technologies PLC (9).....      103,856
                                                  -----------
                                                    2,253,008
                                                  -----------
             HONG KONG (5.7%)
   256,000   Beijing Datang Power CL H (32).....       87,796
    70,000   Beijing Enterprises (10)...........       90,193
   325,000   Beijing North Star Co. Ltd. (26)...       95,835
   390,000   Brilliance China Automotive Ltd.
              (3)...............................       95,001
    92,000   China Everbright Ltd. (14).........       85,514
   100,000   China Merchants Intl. Co. (14).....       75,642
   450,000   *China Shipping Development Co.
              (31)..............................       86,540
   390,000   China Travel Intl. Inv. Ltd.
              (13)..............................       73,501
   275,600   Denway Motors Ltd. (3).............       98,935
    66,000   Esprit Asia Holdings Ltd. (27).....       72,347
    90,000   Giordano International Ltd. (27)...       46,731
   800,000   Guangzhou Investment Co. Ltd.
              (26)..............................       87,181
    36,000   Hong Kong Exchanges & Clearing
              (14)..............................       64,155
   100,000   Huaneng Power International Inc.
              (32)..............................       61,219
    50,000   I-CABLE Communications Ltd. (22)...       27,885
    70,000   MTR Corp. Ltd. (31)................      119,809
   185,000   Shum Yip Investment Ltd. (26)......       58,703
    49,000   Smartone Telecommunications (29)...       56,539
                                                  -----------
                                                    1,383,526
                                                  -----------
             GERMANY (5.5%)
     1,360   Aixtron (11).......................       39,126
     1,240   FJA AG (9).........................       72,505
     1,000   Fraport AG (31)....................       27,751
     2,820   *GFK AG (28).......................       68,206
       400   Hugo Boss - PFD (27)...............      112,022
     2,690   IM International Media AG (22).....       63,920
     2,310   *Jenoptik AG (11)..................       50,774
    10,700   Kamps AG (15)......................       99,432
     1,600   Krones AG Pfd. (20)................       54,721
     1,390   Lambda Physik AG (11)..............       60,279
    11,900   Salzgitter AG (24).................      105,029
     4,230   SAP Systems Integration AG (9).....       77,180
     1,920   SGL Carbon AG (7)..................       66,806

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             GERMANY (CONTINUED)
     3,700   Stada Arzneimittel AG (23).........  $    89,804
     2,100   Suess Microtech (11)...............       61,485
       920   Technotrans AG (20)................       86,664
     5,140   Thiel Logistik AG (31).............       83,315
     3,025   *Wedeco AG Water Technology (32)...      101,403
                                                  -----------
                                                    1,320,422
                                                  -----------
             SPAIN (4.5%)
     4,988   Actividades de Constuccion y
              Service (5).......................      138,591
     4,065   Aurea Concesiones De Infraes
              (31)..............................       72,445
     5,560   Avanzit SA (29)....................       61,293
    11,095   Azkoyen SA (20)....................       71,089
     3,700   Banco Popular Espanol SA (4).......      129,651
     3,920   Fomento de Construcciones y
              Contratas SA (5)..................       74,851
     5,246   Gamesa (32)........................      111,746
     5,600   Grupo Ferrovial SA (5).............       92,768
     7,810   Indra Sistemas SA (9)..............       68,931
     6,110   Mapfre (Corporacion) (19)..........      128,024
     3,900   Sogecable (22).....................       78,573
     6,500   Zeltia SA (23).....................       66,305
                                                  -----------
                                                    1,094,267
                                                  -----------
             FRANCE (4.5%)
     1,800   Bouygues Offshore SA (12)..........       80,274
     1,746   CoFace (14)........................      117,058
     2,000   Generale De Sante (23).............       32,673
     2,620   M6 Metropole Television (22).......       55,520
       950   Metrologic Group (9)...............       55,629
     2,040   Neopost SA (11)....................       52,370
     4,200   Pinguely-Haulotte (20).............       68,613
     2,372   Publicis Groupe (22)...............       57,572
     4,745   Publicis SA-CVG (22)...............       13,530
     1,700   Rallye (27)........................       86,562
     3,308   Remy Cointreau (15)................       95,449
     5,550   *SOITEC (11).......................       91,092
     2,360   Transiciel SA (9)..................       88,544
     3,810   UBI Soft Entertainment SA (9)......      129,690
     1,050   Vallourec (Usines) (24)............       58,366
                                                  -----------
                                                    1,082,942
                                                  -----------
             SOUTH KOREA (4.3%)
    15,000   Cheil Industries Inc. (10).........       86,275
     3,000   Cheil Jedang Corp. (15)............       98,731
    25,500   Coreana Cosmetics Co. Ltd. (10)....       90,196
    14,970   Daewoo Shipbuilding & Marine
              Engineering Co. Ltd. (31).........       91,742
    45,000   Hankook Tire Manufacturing Co.
              (3)...............................       94,464
    21,000   Hotel Shilla Co. (18)..............      124,175
     5,500   Humax Co. Ltd. (10)................       80,777
    11,500   Hyundai Mobis (3)..................      123,799
    11,000   Hyundai Securities Co. (14)........       86,275
     1,700   Pacific Corp. (10).................       84,052
     1,900   Samsung SDI Co. Ltd. (11)..........       91,603
                                                  -----------
                                                    1,052,089
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             SWITZERLAND (3.7%)
        55   Bank Sarasin & Cie (4).............  $   130,179
       130   Disetronic Holdings AG (23)........       95,929
       160   Feintool International Holdings AG
              (20)..............................       53,018
       100   Galenica Holdings AG (23)..........       80,753
       345   Givaudan (7).......................       95,780
       375   Kaba Holding AG-B (11).............       74,140
       500   *Kudelski SA - Bearer (10).........       42,047
       130   *Kuehne & Nagel Intl. AG (31)......       70,227
       563   *Logitech International SA (9).....      180,601
     1,800   Swisslog Holding AG (20)...........       80,697
                                                  -----------
                                                      903,371
                                                  -----------
             AUSTRALIA (3.2%)
    26,485   *Billabong International Ltd.
              (10)..............................       71,680
    19,400   BRL Hardy Ltd. (15)................      103,524
    72,000   Futuris Corp. Ltd. (15)............       98,535
    24,000   Mayne Nickless Ltd. (23)...........       79,049
    32,455   Southcorp Holdings Ltd. (15).......      126,088
    28,460   Suncorp-Metway Ltd. (14)...........      218,055
     8,250   Toll Holdings Ltd. (28)............       82,189
                                                  -----------
                                                      779,120
                                                  -----------
             ITALY (3.2%)
     9,000   *Bayerische Vita SPA (4)...........       90,127
     8,800   Buzzi Unicem SPA (5)...............       69,155
    33,000   *Ferretti SPA (10).................      107,541
    25,800   Interpump Group SPA (20)...........       88,238
    10,250   *Lane G. Marzotto Ord (10).........      121,694
    45,000   Montedison SPA (7).................      127,944
     6,500   Safilo (23)........................       68,567
    16,900   Saipem Ord (12)....................       92,794
                                                  -----------
                                                      766,060
                                                  -----------
             NETHERLANDS (2.7%)
     1,200   IHC Caland (31)....................       60,594
     3,200   International-Muller (6)...........       73,731
     2,995   Koninklijke Vopak NV (31)..........       61,636
     3,900   Koninklijke Luchtvaart
              Maatschapppij NV (KLM) (31).......       68,842
     2,950   OPG Groep NV (23)..................       90,878
     4,100   Ordina Beheer NV (9)...............       72,025
     1,800   PinkRoccade NV (9).................       65,686
     2,749   Teleplan International NV (9)......       65,089
     3,873   Van der Moolen Holding NV (14).....      101,563
                                                  -----------
                                                      660,044
                                                  -----------
             SWEDEN (2.3%)
     3,780   Autoliv Inc. SDR (3)...............       65,046
    15,600   Capio AB (23)......................      114,125
    13,270   Elekta AB CL B (23)................       91,585
     7,444   Getinge Industrier AB CL B (23)....      129,467
     1,960   Nobel Biocare AB(23)...............       66,193
    20,000   Swedish Match AB (15)..............       93,862
                                                  -----------
                                                      560,278
                                                  -----------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             DENMARK (2.0%)
     2,500   Danisco (15).......................  $    91,623
     1,940   NEG Micon A/S (20).................       88,102
     5,000   Novozymes A/S CL B (23)............      104,428
     4,000   Sophus Berendsen CL B (28).........      107,444
     1,860   Vestas Wind Systems A/S (12).......       86,797
                                                  -----------
                                                      478,394
                                                  -----------
             ISRAEL (1.5%)
     2,000   Card-Guard Scientific Survival Ltd.
              (23)..............................      111,383
     3,400   *Oridion Systems Ltd. (23).........       80,474
     4,933   SHL Telemedicine Ltd. (23).........       70,742
     1,100   Taro Pharmaceutical Industries Ltd.
              (23)..............................       99,143
                                                  -----------
                                                      361,742
                                                  -----------
             SINGAPORE & MALAYSIAN (0.9%)
   104,000   Sembcorp Logistics Ltd. (31).......      132,960
    57,000   Want Want Holdings (15)............       90,060
                                                  -----------
                                                      223,020
                                                  -----------
             MEXICO (0.8%)
    47,600   Consorcia ARA SA (26)..............       78,939
     4,160   Controladora Commercial Mexicana SA
              de CV ADR (27)....................       76,544
     7,600   TV Azteca SA de CV ADR (22)........       48,716
                                                  -----------
                                                      204,199
                                                  -----------
             BRAZIL (0.8%)
    10,020   CIA Companhia Paranaense de
              Energia-Copel ADR (32)............       75,250
     7,410   Tele Centro Oeste Cellular
              Participacoes ADR (29)............       64,097
     1,565   Telemig Celular Participacoes SA
              ADR (29)..........................       64,635
                                                  -----------
                                                      203,982
                                                  -----------
             NORWAY (0.7%)
     4,090   Bergesen D Y ASA-B (31)............       70,628
    11,000   Fjord Seafood ASA (15).............       28,906
     7,200   Petroleum Geo-Services ASA (12)....       72,978
                                                  -----------
                                                      172,512
                                                  -----------
             PORTUGAL (0.4%)
    12,300   Brisa Auto Estradas de Portugal SA
              (31)..............................      104,384
                                                  -----------
             IRELAND (0.3%)
     3,250   Bank of Ireland (4)................       32,353
     1,400   IONA Technologies PLC ADR (9)......       53,900
                                                  -----------
                                                       86,253
                                                  -----------
             FINLAND (0.3%)
     4,480   Elisa Communications Oyj (29)......       73,416
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (96.2%)
              (COST $23,612,548)................  $23,385,107
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (4.7%)
$1,136,000   State Street Bank 2.000% due
              07/02/01 repurchase price
              $1,136,189 collateralized by U.S.
              Treasury Note Market Value:
              ($1,162,923) Face Value:
              ($1,070,000) Due: 05/15/06
              Interest: 6.875%..................  $ 1,136,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (4.7%)
              (COST $1,136,000).................  $ 1,136,000
                                                  -----------
             TOTAL HOLDINGS (100.9%) (COST
              $24,748,548) (A)..................  $24,521,107
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.9%)...............     (228,559)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $24,292,548
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.
 AG  Aktiengesellschaft (West German Stock Company)
PLC  Public Limited Company
 SA  Sociedad Anonima (Spanish Corp.)

INDUSTRY CLASSIFICATIONS

  (1)  Aerospace
  (2)  Appliances & Household Durables
  (3)  Automotive
  (4)  Banking
  (5)  Building/Construction
  (6)  Capital Goods
  (7)  Chemicals
  (8)  Communications
  (9)  Computer & Related
 (10)  Consumer Products
 (11)  Electrical & Electronics
 (12)  Energy and Oil
 (13)  Entertainment & Leisure
 (14)  Finance
 (15)  Food & Beverage
 (16)  Forest & Paper Products
 (17)  Governmental
 (18)  Hotels
 (19)  Insurance
 (20)  Machinery
 (21)  Manufacturing
 (22)  Media & Publishing
 (23)  Medical & Health Care
 (24)  Metal & Mining
 (25)  Plastics
 (26)  Real Estate
 (27)  Retailing
 (28)  Services
 (29)  Telecommunications
 (30)  Textile
 (31)  Transportation
 (32)  Utilities
 (33)  Diversified
 (34)  Miscellaneous

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $24,748,548).............  $24,521,107
  Unrealized gain on forward currency
    contracts (note 5)......................       72,889
  Cash......................................      454,361
  Receivable for securities sold............      261,640
  Receivable for fund shares sold...........        1,422
  Dividends & accrued interest receivable...       73,898
  Other.....................................          656
                                              -----------
    Total assets............................   25,385,973
                                              -----------
Liabilities:
  Payable for securities purchased..........    1,000,849
  Payable for fund shares redeemed..........          178
  Payable for investment management services
    (note 5)................................       20,182
  Other accrued expenses....................       72,216
                                              -----------
    Total liabilities.......................    1,093,425
                                              -----------
Net assets at market value..................  $24,292,548
                                              ===========
Net assets consist of:
  Par value, $1 per share...................        2,171
  Paid-in capital in excess of par value....   27,724,653
  Accumulated net realized loss on
    investments.............................   (1,728,971)
  Net unrealized appreciation (depreciation)
    on:
    Investments (note 1)....................     (227,441)
    Foreign currency related transactions...          423
    Forward currency contracts (note 5).....       72,889
  Net investment loss.......................   (1,551,176)
                                              -----------
Net assets at market value..................  $24,292,548
                                              ===========
Shares outstanding (note 4).................    2,170,699
Net asset value per share...................  $     11.19
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $    17,895
  Dividends (net of $19,786 foreign taxes
    withheld)................................      225,550
                                               -----------
      Total investment income................      243,445
                                               -----------
Expenses:
  Management fees (note 3)...................      128,071
  Accounting, custudy & transfer agent fees
    (note 3).................................      109,889
  Directors' fees (note 3)...................          521
  Professional fees..........................        3,987
  Printing fees..............................        2,480
  Filing fees................................          918
  Conversion expense.........................        4,535
  Other......................................          258
                                               -----------
    Total expenses...........................      250,659
                                               -----------
    Net investment loss......................       (7,214)
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
    Net realized loss from:
      Investments............................   (1,599,279)
      Foreign currency related
         transactions........................      (85,104)
    Net change in unrealized appreciation/
      (depreciation) on:
         Investments.........................   (2,775,512)
         Foreign currency related
           transactions......................       76,257
                                               -----------
         Net loss on investments.............   (4,383,638)
                                               -----------
         Net decrease in net assets from
           operations........................  $(4,390,852)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $     (7,214)      $   (374,499)
  Realized gain (loss) on investments and foreign currency
    transactions............................................      (1,684,383)         1,255,170
  Unrealized depreciation on investments and foreign
    currency transactions...................................      (2,699,255)       (14,241,849)
                                                                ------------       ------------
      Net decrease in assets from operations................      (4,390,852)       (13,361,178)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Capital gains and foreign currency related transaction
    distributions...........................................               0         (1,750,675)
  Distributions in excess of capital gains..................               0           (146,711)
                                                                ------------       ------------
      Total dividends and distributions.....................               0         (1,897,386)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      21,552,796         41,525,267
  Received from dividends reinvested........................               0          1,897,386
  Paid for shares redeemed..................................     (23,457,530)       (35,722,582)
                                                                ------------       ------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................      (1,904,734)         7,700,071
                                                                ------------       ------------
         Decrease in net assets.............................      (6,295,586)        (7,558,493)
Net Assets:
  Beginning of period.......................................      30,588,134         38,146,627
                                                                ------------       ------------
  End of period.............................................    $ 24,292,548       $ 30,588,134
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................      $ 13.29          $20.25     $10.76     $11.73     $11.66
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.00           (0.18)     (0.20)      0.29       0.29
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................        (2.10)          (5.89)     11.81       0.13       1.03
                                                                  -------          ------     ------     ------     ------
    Total income (loss) from investment operations..........        (2.10)          (6.07)     11.61       0.42       1.32
                                                                  -------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00            0.00       0.00      (0.29)     (0.38)
  Distributions from net realized capital gains & foreign
    currency related transactions...........................         0.00           (0.82)     (2.12)     (1.10)     (0.87)
  Distributions in excess of capital gains..................         0.00           (0.07)      0.00       0.00       0.00
                                                                  -------          ------     ------     ------     ------
    Total distributions.....................................         0.00           (0.89)     (2.12)     (1.39)     (1.25)
                                                                  -------          ------     ------     ------     ------
Net asset value, end of period..............................      $ 11.19          $13.29     $20.25     $10.76     $11.73
                                                                  =======          ======     ======     ======     ======
Total return................................................       (15.80)%(b)     (30.27)%   108.51%      3.53%     11.67%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         1.90%(a)        1.63%      2.06%      1.30%      1.32%
  Ratio of net investment income (loss) to average net
    assets..................................................        (0.05)%(a)      (0.98)%    (1.44)%     2.48%      2.33%
Portfolio turnover rate.....................................          117%            251%       314%        55%        29%
Net assets at end of period (millions)......................      $  24.2          $ 30.6     $ 38.1     $ 19.8     $ 18.0

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 OBJECTIVE

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth. The portfolio invests in a diversified collection of securities believed to represent attractive growth opportunities.
 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURNS:
One-year                                   (39.73)%
Three-year                                 (16.41)%
Five-year                                   (6.16)%
Since inception (3/31/95)                   (1.55)%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Relentless volatility in equity markets took its toll on technology and non-technology stocks alike during the first six months of the year. Slowing business investment, deteriorating corporate earnings, mounting job layoffs and high energy prices triggered the extreme swings, further straining an economy that appeared to be headed toward a recession.

With the economic outlook growing bleaker by the day, the Federal Reserve took aggressive action in early January and surprised investors by lowering interest rates a half-point. Later, scant evidence of a turnaround persuaded central bankers to follow that inter-meeting move with five additional rate cuts. By the end of June, borrowing costs had been slashed to 3.75%, the lowest in seven years. Although stocks rallied after each reduction, they later gave back their gains on fears of ongoing weakness in company profits. All three major market indices ended the period down, with the technology-laden Nasdaq Composite Index suffering the biggest loss.

The Portfolio fell 23.88% in this volatile environment and underperformed its benchmark, the S&P 500 Index, down 6.70%. VERITAS was among our disappointments. Despite meeting first-quarter forecasts and later announcing it would do the same in the second quarter, the storage management software provider gave ground amid the carnage in the high-tech sector. While it has not been immune to the sizeable cutbacks in corporate IT budgets, VERITAS' focus on broadening its product line to accommodate new platforms has helped it achieve its sales goals in the face of slowing capital expenditures. When the economy starts to pick up again, spending on storage management should also pick up, ultimately benefiting VERITAS.

Nokia worked against us as well. The top cellular phone maker plunged after it cut estimates for second-quarter sales growth and lowered its earnings forecast. Handset sales have slipped recently as economies around the world have slowed. The slump has been made worse by consumers delaying purchases until new models that enable faster Internet access are introduced. Although we expect sales to rebound in 2002, we are nevertheless monitoring the situation closely.

AES Corporation, one of the world's leading independent power producers, also declined. News it was facing a Justice Department antitrust probe for agreeing to limit expansion of some of its plants dragged down AES shares. Federal rate caps and allegations of electricity overcharges in California only added to the company's woes. Still, AES's solid fundamentals and growing global presence convinced us to increase our position at more attractive prices.

On a positive note, AOL Time Warner was a winner. A year after it was first announced, in January AOL's acquisition of Time Warner was given the go-ahead, creating the world's largest entertainment and media corporation. Although slowing advertising sales have weighed on revenues, the company plans to meet its 2001 profit goals by implementing cost-cutting measures and expanding into international markets where opportunities for growth abound.

Looking ahead, an economic recovery appears to be on the horizon. Even so, we will continue to pick stocks as we always have, employing our research-driven, company-by-company approach to finding those that can perform no matter what the economy has in store.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                AGGRESSIVE GROWTH PORTFOLIO
                                                              (COMMENCED OPERATIONS MARCH 31,
                                                                           1995)                          S&P 500 INDEX
                                                              -------------------------------             -------------
3/95                                                                        10000                              10000
6/95                                                                        11027                              10953
12/95                                                                     12695.4                              12528
6/96                                                                      12474.5                            13805.9
12/96                                                                     12792.6                            15419.8
6/97                                                                      13448.8                            18580.9
12/97                                                                     14395.6                            20546.7
6/98                                                                      15547.3                            24185.5
12/98                                                                       15524                            26417.9
6/99                                                                        14740                            29688.4
12/99                                                                     16417.4                            31977.4
6/00                                                                      15066.3                            31839.9
12/00                                                                       11928                            29063.5
6/01                                                                      9079.57                            27116.2

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Veritas Software                         4.4
 2.  Walgreen Co.                             2.8
 3.  Comcast Corp. CL A Special               2.7
 4.  Maxim Integrated Products                2.7
 5.  Nvidia Corp.                             2.4
 6.  Nokia Corp.                              2.3
 7.  Kroger                                   2.2
 8.  AOL Time Warner, Inc.                    2.2
 9.  General Electric                         2.1
10.  New York Times                           2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Computer & Related                     9.0
 2.  Computer Software                      7.5
 3.  Electronics/Semiconductors             8.6
 4.  Telecommunications                     7.2
 5.  Broadcast Radio & TV                   6.8

---------------
* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                      MARKET
  SHARES               U.S. COMMON STOCK               VALUE
----------------------------------------------------------------
              AEROSPACE (1.3%)
      1,835   Boeing Co. ........................  $     102,026
      1,915   General Dynamics Corp. ............        149,006
                                                   -------------
                                                         251,032
                                                   -------------
              AUTOMOTIVE & RELATED (1.9%)
      7,610   Harley-Davidson Inc. ..............        358,279
                                                   -------------
              BANKING (3.9%)
      3,365   Bank Of New York...................        161,520
     10,825   Citigroup Inc. ....................        571,993
                                                   -------------
                                                         733,513
                                                   -------------
              BROADCAST RADIO & TV (5.3%)
      3,425   *Clear Channel Communications......        214,747
     11,825   *Comcast Corp. CL A................        513,205
      6,045   *Cox Communications Inc. CL A......        267,793
                                                   -------------
                                                         995,745
                                                   -------------
              BUSINESS SERVICES (0.5%)
      3,365   Manpower Inc. .....................        100,614
                                                   -------------
              COMPUTER & RELATED (7.6%)
      7,751   *AOL Time Warner Inc. .............        410,750
      2,490   *Brocade Communications Systems....        109,535
     11,505   *Cisco Systems Inc. ...............        209,391
      1,195   *Fiserv Inc. ......................         76,456
      4,890   *Nvidia Corp. .....................        453,548
      2,800   *Verisign Inc. ....................        168,028
                                                   -------------
                                                       1,427,708
                                                   -------------
              COMPUTER SOFTWARE (7.5%)
     20,280   *Inktomi Corp. ....................        194,485
      2,475   *Microsoft Corp. ..................        180,675
      4,685   *Siebel Systems Inc. ..............        219,726
     12,295   *Veritas Software Corp. ...........        817,986
                                                   -------------
                                                       1,412,872
                                                   -------------
              CONSUMER PRODUCTS (2.4%)
      2,970   Colgate-Palmolive Co. .............        175,200
      6,225   Estee Lauder Cos. CL A.............        268,297
                                                   -------------
                                                         443,497
                                                   -------------
              DRUGS/BIOTECHNOLOGY (3.5%)
      4,220   *Genetech Inc. ....................        237,756
        900   *Ivax Corp. .......................         35,100
      9,440   Pfizer Inc. .......................        378,072
                                                   -------------
                                                         650,928
                                                   -------------
              ELECTRICAL EQUIPMENT (2.1%)
      8,180   General Electric...................        398,775
                                                   -------------
              ELECTRONICS/SEMICONDUCTOR (8.3%)
      7,550   *Advanced Micro Devices............        218,044
      5,575   *Applied Materials Inc. ...........        273,733
      5,085   *Celestica Inc. ...................        261,877
      2,680   *FEI Co. ..........................        109,880
     11,310   *Maxim Integrated Products.........        500,015
      4,920   *Xilinx Inc. ......................        202,901
                                                   -------------
                                                       1,566,450
                                                   -------------

                                                      MARKET
  SHARES               U.S. COMMON STOCK               VALUE
----------------------------------------------------------------
              ENTERTAINMENT & LEISURE (0.5%)
      3,270   Walt Disney Co. ...................  $      94,470
                                                   -------------
              FINANCIAL SERVICES (5.6%)
      7,425   Charles Schwab Corp. ..............        113,603
      1,825   *Concord EFS Inc. .................         94,918
      3,335   Fannie Mae.........................        283,975
      4,130   Goldman Sachs Group Inc. ..........        354,354
      2,805   MGIC Investment....................        203,755
                                                   -------------
                                                       1,050,605
                                                   -------------
              FOOD & RELATED (4.1%)
     16,660   *Kroger Co. .......................        416,500
      7,180   *Safeway Inc. .....................        344,640
                                                   -------------
                                                         761,140
                                                   -------------
              HOTEL & LODGING (1.2%)
      7,730   *MGM Grand Inc. ...................        231,591
                                                   -------------
              MEDICAL & RELATED (4.4%)
      5,122   Cardinal Health Inc. ..............        353,418
      1,090   HCA The Healthcare Co. ............         49,257
      2,825   Medtronic Inc. ....................        129,978
      5,630   *Tenet Healthcare Corp. ...........        290,452
                                                   -------------
                                                         823,105
                                                   -------------
              PUBLISHING-NEWSPAPERS (1.9%)
      8,740   New York Times Co. CL A............        367,080
                                                   -------------
              RETAIL (6.8%)
     13,890   Tiffany & Co. .....................        503,096
      4,975   Wal-Mart Stores Inc. ..............        242,780
     15,390   Walgreen Co. ......................        525,569
                                                   -------------
                                                       1,271,445
                                                   -------------
              OIL, ENERGY & NATURAL GAS (1.2%)
      4,125   Schlumberger.......................        217,181
                                                   -------------
              TELECOMMUNICATIONS (5.1%)
      2,510   *Ciena Corp. ......................         95,380
      3,865   *Comverse Technology Inc. .........        220,691
      5,035   *Juniper Networks Inc. ............        156,589
      8,280   *ONI Systems Corp. ................        231,012
      8,150   Qwest Communications Intl. ........        259,741
                                                   -------------
                                                         963,413
                                                   -------------
              TRANSPORTATION (1.0%)
     10,595   Southwest Airlines Co. ............        195,902
                                                   -------------
              UTILITIES (1.6%)
      5,245   *AES Corp. ........................        301,135
                                                   -------------
              TOTAL U.S. COMMON STOCK (77.7%)
               (COST $15,550,786)................  $  14,616,480
                                                   -------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                      MARKET
  SHARES             FOREIGN COMMON STOCK              VALUE
----------------------------------------------------------------
              CANADA (0.8%)
              TELECOMMUNICATIONS (0.8%)
      4,375   *Research In Motion................  $     141,094
                                                   -------------
              FINLAND (2.3%)
              COMMUNICATIONS (2.3%)
     19,810   Nokia Corp. Spon ADR...............        436,612
                                                   -------------
              GERMANY (1.8%)
              COMMUNICATIONS (1.8%)
         20   *NTT Mobile Communications.........        347,980
                                                   -------------
              MEXICO (1.5%)
              BROADCAST RADIO & TV (1.5%)
      6,965   *Grupo Televisa SA SP GDR..........        278,670
                                                   -------------
              NETHERLANDS (2.1%)
              COMPUTER & RELATED (1.4%)
     11,930   *ASM Lithography Holdings..........        265,443
                                                   -------------
              PUBLISHING (0.7%)
      4,747   *Wolters Kluwer-CVA................        127,597
                                                   -------------
              TOTAL NETHERLANDS..................        393,040
                                                   -------------
              UNITED KINGDOM (0.6%)
              TELECOMMUNICATIONS (0.6%)
      7,899   *Colt Telecom Group PLC............         54,660
      2,365   *Colt Telecom Group PLC ADR........         66,220
                                                   -------------
                                                         120,880
                                                   -------------
              TOTAL FOREIGN COMMON STOCK (9.1%)
               (COST $2,994,231).................  $   1,718,276
                                                   -------------
              TOTAL COMMON STOCK (86.8%)
               (COST $18,545,017)................  $  16,334,756
                                                   -------------

   FACE                                               MARKET
  AMOUNT                LONG-TERM NOTES                VALUE
----------------------------------------------------------------
              COMMUNICATIONS (2.5%)
$    60,000   American Tower Corp. (144A) 9.375%
               02/01/09..........................  $      56,250
     60,000   Exodus Communications 11.625%
               07/15/10..........................         21,000
    175,000   Mediacom Communications (144A)
               11.000% 07/15/13..................        178,938
     85,000   Nextel Communications 9.500%
               02/01/11..........................         66,831
    110,000   SBA Communications Corp. 10.250%
               02/01/09..........................        101,200
     40,000   Time Warner Telecom Inc. 10.125%
               02/01/11..........................         36,200
                                                   -------------
                                                         460,419
                                                   -------------

   FACE                                               MARKET
  AMOUNT                LONG-TERM NOTES                VALUE
----------------------------------------------------------------
              FINANCIAL SERVICES (0.4%)
$    85,000   Goldman Sachs Group 6.875%
               01/15/11..........................  $      84,669
                                                   -------------
              RETAIL (0.4%)
    105,000   Amazon.com Inc. 10.000% 05/01/08...         70,087
                                                   -------------
              TOTAL LONG-TERM NOTES (3.3%)
               (COST $635,168)...................  $     615,175
                                                   -------------

   FACE                                               MARKET
  AMOUNT            CONVERTIBLE DEBENTURES             VALUE
----------------------------------------------------------------
              ELECTRONICS/SEMICONDUCTOR (0.3%)
$    40,000   Nvidia Corp. 4.750% 10/15/07.......  $      49,700
                                                   -------------
              TELECOMMUNICATIONS (0.7%)
    185,000   Juniper Networks 4.750% 03/15/07...        133,200
                                                   -------------
              TOTAL CONVERTIBLE DEBENTURES (1.0%)
               (COST $199,287)...................  $     182,900
                                                   -------------

   FACE                                               MARKET
  AMOUNT               SHORT-TERM NOTES                VALUE
----------------------------------------------------------------
              FINANCIAL SERVICES (9.0%)
$ 1,700,000   Federal Home Mortgage Corp. 3.740%
               07/02/01..........................  $   1,699,814
                                                   -------------
              TOTAL SHORT-TERM NOTES (9.0%) (COST
               $1,699,814).......................  $   1,699,814
                                                   -------------

   FACE                                               MARKET
  AMOUNT             REPURCHASE AGREEMENTS             VALUE
----------------------------------------------------------------
              FINANCIAL (0.2%)
$    44,000   Firstar 3.150% 07/02/01 repurchase
               price $44,012 collateralized by
               FHR Market Value: ($44,878)
               Face Value: ($61,070)
               Due: 03/15/25
               Interest: 6.000%..................  $      44,000
                                                   -------------
              TOTAL REPURCHASE AGREEMENTS (0.2%)
               (COST $44,000)....................  $      44,000
                                                   -------------
              TOTAL HOLDINGS (100.3%)
               (COST $21,123,286) (a)............  $  18,876,645
                                                   -------------
              LIABILITIES, NET OF CASH &
               RECEIVABLES (-0.3%)...............        (52,382)
                                                   -------------
              TOTAL NET ASSETS (100.0%)..........  $  18,824,263
                                                   =============

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
   ADR (American depository receipt) represents ownership of foreign securities.
   PLC  Public Limited Company
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $235,188 or 1.2% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $21,123,286).............  $18,876,645
  Receivable for securities sold............       85,753
  Receivable for fund shares sold...........        1,007
  Dividends & accrued interest receivable...       24,069
  Unrealized gain on forward contracts......       29,097
  Other.....................................          137
                                              -----------
    Total assets............................   19,016,708
                                              -----------
Liabilities:
  Cash overdraft............................        5,388
  Payable for securities purchased..........      147,999
  Payable for fund shares redeemed..........        4,547
  Payable for investment management services
    (note 3)................................       12,529
  Other accrued expenses....................       21,982
                                              -----------
    Total liabilities.......................      192,445
                                              -----------
Net assets at market value..................  $18,824,263
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,892,087
  Paid-in capital in excess of par value....   28,330,033
  Accumulated net realized loss on
    investments.............................  (10,190,593)
  Net unrealized depreciation on
    investments.............................   (2,217,543)
  Undistributed net investment income.......       10,279
                                              -----------
Net assets at market value..................  $18,824,263
                                              ===========
Shares outstanding (note 4).................    2,892,087
Net asset value per share...................  $      6.51
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $   116,412
  Dividends..................................       32,727
                                               -----------
    Total investment income..................      149,139
                                               -----------
Expenses:
  Management fees (note 3)...................       82,050
  Custodian fees (note 3)....................        2,764
  Directors' fees (note 3)...................          396
  Professional fees..........................        3,953
  Accounting and transfer agent fees.........        9,347
  Printing fees..............................        1,884
  Filing fees................................          744
  Conversion expense.........................        3,577
  Other......................................           70
                                               -----------
    Total expenses...........................      104,785
                                               -----------
    Net investment income....................       44,354
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized income (loss) from:
    Investments..............................   (6,360,871)
    Foreign currency related transactions....       98,536
  Net change in unrealized appreciation/
    (depreciation) on:
      Investments............................      467,140
      Foreign currency related
         transactions........................      (39,220)
                                               -----------
      Net loss on investments................   (5,834,415)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(5,790,061)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income (loss)..............................    $    44,354        $    (2,039)
  Realized loss on investments and forward currency
    transactions............................................     (6,262,335)        (1,384,338)
  Unrealized appreciation (depreciation) on investments and
    futures contracts.......................................        427,920         (7,056,228)
                                                                -----------        -----------
      Net decrease in assets from operations................     (5,790,061)        (8,442,605)
                                                                -----------        -----------
Dividend and distribution to shareholders:
  Capital gains distributions...............................        (34,075)                 0
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      2,713,673         11,650,603
  Received from shares reinvested...........................         34,075                  0
  Paid for shares redeemed..................................     (2,119,764)        (2,511,663)
                                                                -----------        -----------
      Increase in net assets derived from capital share
       transactions.........................................        627,984          9,138,940
                                                                -----------        -----------
         Increase (decrease) in net assets..................     (5,196,152)           696,335
Net Assets:
  Beginning of period.......................................     24,020,415         23,324,080
                                                                -----------        -----------
  End of period (a).........................................    $18,824,263        $24,020,415
                                                                ===========        ===========
(a) Includes undistributed net investment income of.........    $    10,279        $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2001       ---------------------------------------
                                                                (UNAUDITED)         2000       1999       1998       1997
                                                              ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $ 8.57          $11.79     $11.15     $11.09     $10.03
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.01            0.00      (0.03)     (0.01)     (0.05)
  Net realized & unrealized gain (loss) on investments......        (2.06)          (3.22)      0.67       0.88       1.29
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........        (2.05)          (3.22)      0.64       0.87       1.24
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.01)           0.00       0.00       0.00      (0.14)
  Distributions from net realized capital gains.............         0.00            0.00       0.00      (0.81)     (0.04)
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................        (0.01)           0.00       0.00      (0.81)     (0.18)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $ 6.51          $ 8.57     $11.79     $11.15     $11.09
                                                                   ======          ======     ======     ======     ======
Total return................................................       (23.87)%(b)     (27.31)%     5.76%      7.84%     12.53%
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         0.99%(a)        0.98%      0.95%      0.94%      0.97%
  Ratio of net investment income (loss) to average net
    assets..................................................         0.42%(a)       (0.01)%    (0.32)%    (0.09)%    (0.40)%
Portfolio turnover rate.....................................           52%            160%       241%       203%       193%
Net assets at end of period (millions)......................       $ 18.8          $ 24.0     $ 23.3     $26.40     $19.90

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 OBJECTIVE

The objective of the Core Growth Portfolio is to provide long-term capital appreciation.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

One-year                                   (49.94)%
Three-year                                   5.98%
Since inception (1/3/97)                     6.32%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Ohio National Core Growth Portfolio fell (26.68)% for the period ending June 30, 2001, versus (6.12)% for the Russell 3000 Index.

Portfolio returns benefited from an overweight position in health care and an underweight position in energy. Additionally, favorable security selection in both the consumer cyclical and services segments had a positive impact on performance relative to the benchmark. During the quarter, many companies repeatedly dropped their growth forecasts to the point where annual growth rate projections were negative. In contrast, some of our holdings with only moderated sales and earnings growth forecasts became relatively attractive, benefiting returns for the quarter.

Although health care contributed positively to overall performance during the quarter, some of our holdings fell victim to negative earnings pre-announcements, missed milestones, product delays, and clinical results that were misunderstood by the public. However, we continue to hold almost all of these companies, as we believe they still exhibit significant near- and long-term growth opportunities.

The outlook for renewed earnings growth in the second half was challenged during the quarter, as companies continued to cite deteriorating business conditions. Although many Wall Street analysts were quick to interpret any comments of "bottoming out" as positive, these comments were generally devoid of any indication for improved growth. Many of these companies have been under extreme negative pressure, making it even tougher to set expectations for growth once we return to a more normalized economic environment. Our challenge has been to focus on those companies and sectors currently realizing growth as a result of solid fundamentals. This has become more difficult, as the number of companies in this category has diminished.

We continued to diversify the Portfolio by increasing our weightings in the consumer cyclicals, financial, health care, industrial, and services sectors. We also took advantage of the Portfolio's broad market capitalization mandate to add several larger companies to holdings during the quarter.

Although we continue to wait for signs that the Fed's interest rate cuts are positively impacting the economy, we do believe that the Fed's actions put us closer to a recovery. We will continue to monitor the companies most likely to benefit from an improved spending environment and less stringent corporate budgets. Meanwhile, we will maintain our current posture of further diversification, while seeking to invest in those companies that we believe exhibit the best growth potential supported by strong fundamentals.

We believe the technology sector continues to offer the most opportunities for investing in companies likely to achieve above-average sales and earnings growth relative to other sectors. Technology companies that can emerge from the economic malaise with improved competitive advantage will likely be rewarded premium valuations. While it is still too early to tell for many companies, we are closely monitoring the sector, looking for those companies that we believe are best positioned to take advantage of economic recovery.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                 GROWTH & INCOME PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                        RUSSEL 3000 INDEX
                                                              --------------------------------          -----------------
12/96                                                                       10000                              10000
6/97                                                                        10080                              11776
12/97                                                                     9691.92                            13169.1
6/98                                                                      11069.1                            15145.8
12/98                                                                     10546.7                              16312
6/99                                                                      12823.7                              18165
12/99                                                                     21615.6                            21959.7
6/00                                                                      26319.2                            22168.3
12/00                                                                     17968.1                            20312.9
6/01                                                                      13174.2                            19069.7

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Russell 3000 Index measures the performance of the 3,000 largest U.S. Companies as determined by total market capitalization.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Invitrogen Corp.                        3.1
 2.  Pfizer, Inc.                            2.8
 3.  AOL Time Warner Inc.                    2.5
 4.  Siebel Systems, Inc.                    2.4
 5.  Teva Pharmaceutical ADR                 2.3
 6.  Federal Home Loan MTG Corp.             2.3
 7.  ANDRX Group                             2.2
 8.  GemStar-TV Guide Int'l., Inc.           2.0
 9.  Macrovision Corp.                       2.0
10.  Biomet, Inc.                            1.9

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Drugs/Biotechnology                     18.8
 2.  Medical & Related                       15.1
 3.  Computer Software                       13.3
 4.  Computer & Related                       8.1
 5.  Telecommunications & Wireless            6.4

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           ADVERTISING (3.7%)
  11,000   *Getty Images Inc. ..................  $   288,860
   7,400   *Lamar Advertising Co. ..............      325,600
   3,000   Omnicom Group........................      258,000
                                                  -----------
                                                      872,460
                                                  -----------
           BUILDING & CONSTRUCTION (0.9%)
   5,000   *Shaw Group Inc. ....................      200,500
                                                  -----------
           BUSINESS SERVICES (2.0%)
   4,900   *Concord EFS Inc. ...................      254,849
   1,200   *Convergys Corp. ....................       36,300
   4,400   *Corporate Executive Board Co. ......      184,800
                                                  -----------
                                                      475,949
                                                  -----------
           COMPUTER & RELATED (8.1%)
  11,000   *AOL Time Warner Inc. ...............      583,000
   5,300   *Bisys Group Inc. ...................      312,700
   2,800   *Citrix Systems Inc. ................       97,720
   3,400   Electronic Data Systems Corp. .......      212,500
   6,300   Jack Henry & Associates..............      195,300
   5,500   *Manugistics Group Inc. .............      138,050
   6,000   *Mercury Interactive Corp. ..........      359,400
                                                  -----------
                                                    1,898,670
                                                  -----------
           COMPUTER SOFTWARE (11.8%)
   4,700   *Advent Software Inc. ...............      298,450
   3,400   *Electronic Arts.....................      196,860
   7,300   *Informatica Corp. ..................      126,728
   8,800   *Micromuse Inc. .....................      246,312
  12,400   *Peregrine Systems Inc. .............      359,600
  10,700   *Quest Software Inc. ................      403,925
   6,600   *Rational Software Corp. ............      185,130
  12,100   *Siebel Systems Inc. ................      567,490
   3,400   *Ulticom Inc. .......................      114,920
   3,800   *Veritas Software Corp. .............      252,814
                                                  -----------
                                                    2,752,229
                                                  -----------
           DRUGS/BIOTECHNOLOGY (16.5%)
   5,100   *Amgen...............................      309,468
   6,800   *Andrx Group.........................      523,600
   8,300   *Celgene Corp. ......................      239,455
   2,400   *Enzon Inc. .........................      150,000
   4,400   *Genzyme Corp. ......................      268,400
  10,000   *Invitrogen Corp. ...................      718,000
   6,600   *King Pharmaceuticals Inc. ..........      354,750
   6,700   *Medics Pharmaceutical CL A..........      355,100
  16,500   Pfizer Inc. .........................      660,825
   5,500   *Pharmaceutical Product Develop......      167,805
   3,800   *Techne Corp. .......................      123,500
                                                  -----------
                                                    3,870,903
                                                  -----------
           EDUCATION (1.6%)
   9,000   *Apollo Group Inc. ..................      382,050
                                                  -----------

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           ELECTRONICS/SEMICONDUCTORS (2.9%)
   3,000   *L-3 Communications Holdings.........  $   228,900
   2,000   *Microsemi Corp. ....................      142,000
   2,700   *Nvidia Corp. .......................      250,425
   2,200   *RF Micro Devices Inc. ..............       59,334
                                                  -----------
                                                      680,659
                                                  -----------
           FINANCIAL SERVICES (4.4%)
   4,000   *Americredit Corp. ..................      207,800
   5,400   Citigroup Inc. ......................      285,336
   7,600   Federal Home Loan Mtg. Corp. ........      532,000
                                                  -----------
                                                    1,025,136
                                                  -----------
           INSTRUMENTS/CONTROL (1.2%)
   3,300   *Mettler-Toledo Intl.................      142,725
   5,200   Perkin Elmer Inc. ...................      143,156
                                                  -----------
                                                      285,881
                                                  -----------
           INSURANCE (1.4%)
   2,900   American International Group.........      249,400
   4,600   *Odyssey Re Holdings Corp. ..........       83,122
                                                  -----------
                                                      332,522
                                                  -----------
           INTERNET & RELATED (3.2%)
   7,400   *EBAY Inc. ..........................      506,826
   5,000   *Internet Security Systems...........      242,800
                                                  -----------
                                                      749,626
                                                  -----------
           INTERNET SOFTWARE (2.2%)
   6,200   *Interwoven Inc. ....................      104,780
   5,700   *Netegrity Inc. .....................      171,000
   6,700   *Openwave Systems Inc. ..............      232,490
                                                  -----------
                                                      508,270
                                                  -----------
           MEDIA (5.5%)
   5,600   *Clear Channel Communications........      351,120
  10,800   *Gemstar-TV Guide Intl. Inc. ........      460,080
   6,800   *Macrovision Corp. ..................      465,800
                                                  -----------
                                                    1,277,000
                                                  -----------
           MEDICAL & RELATED (15.1%)
   4,500   *Accredo Health Inc. ................      167,355
   4,700   *Advance PCS.........................      301,035
   9,400   Biomet Inc. .........................      451,764
  17,900   *Cytyc Corp. ........................      412,595
   3,000   *Cardinal Health Inc. ...............      207,000
   5,200   *Express Scripts Inc. ...............      286,156
   4,600   *Laboratory Corp. of America.........      353,740
   7,300   *Life Point Hospitals Inc. ..........      323,244
   6,200   *Minimed Inc. .......................      297,600
  14,600   *United Surgical Partners............      350,400
   5,200   *Varian Medical Systems Inc. ........      371,800
                                                  -----------
                                                    3,522,689
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           OIL, ENERGY & NATURAL GAS (2.6%)
   3,500   *BJ Services Co. ....................  $    99,330
   2,600   Diamond Offshore Drilling............       85,930
   8,000   *Hanover Compressor Co. .............      264,720
   2,200   *Pride International Inc. ...........       41,800
   2,500   *Wetherford International............      120,000
                                                  -----------
                                                      611,780
                                                  -----------
           RESTAURANTS (1.8%)
   2,700   *CEC Entertainment Inc. .............      133,245
  12,200   *Starbucks Corp. ....................      280,600
                                                  -----------
                                                      413,845
                                                  -----------
           RETAIL (1.8%)
  13,900   *Bed Bath and Beyond Inc. ...........      417,000
                                                  -----------
           TELECOMMUNICATIONS & WIRELESS (6.4%)
   3,900   *Comverse Technology Inc. ...........      222,690
   8,600   *ONI Systems Corp. ..................      239,940
  11,400   *Polycom Inc. .......................      263,226
   9,300   *Sonus Networks Inc. ................      217,248
   1,300   *Time Warner Telecom CL A............       43,576
   7,800   *Triton PCS Holdings.................      319,800
   4,600   *Western Wireless Corp. CL A.........      197,800
                                                  -----------
                                                    1,504,280
                                                  -----------
           TOTAL U.S. COMMON STOCK (93.1%) (COST
            $20,901,599)........................  $21,781,449
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           BERMUDA (2.9%)
           DIVERSIFIED MANUFACTURING
  12,300   Tyco International Ltd. .............  $   670,350
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           ISRAEL (2.3%)
           DRUGS/BIOTECHNOLOGY
   8,500   Teva Pharmaceutical ADR..............  $   529,550
                                                  -----------
           IRELAND (1.5%)
           COMPUTER SOFTWARE
   9,800   *Smartforce PLC SP ADR...............      345,254
                                                  -----------
           TOTAL FOREIGN COMMON STOCK (6.7%)
            (COST $1,466,609)...................  $ 1,545,154
                                                  -----------
           TOTAL COMMON STOCK (99.8%) (COST
            $22,368,208)........................  $23,326,603
                                                  -----------

                                                    MARKET
 SHARES            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (1.7%)
 401,000   Firstar 3.150% 07/02/01 repurchase
            price $401,105 collateralized by FHR
            Market Value: ($408,999) Face Value:
            ($556,568) Due: 03/15/25 Interest:
            6.000%..............................  $   401,000
                                                  -----------
           TOTAL SHORT-TERM NOTES (1.7%) (COST
            $401,000)...........................  $   401,000
                                                  -----------
           TOTAL HOLDINGS (101.5%) (COST
            $22,769,208) (A)....................  $23,727,603
                                                  -----------
           LIABILITIES, NET OF CASH &
            RECEIVABLES (-1.5%).................     (340,550)
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $23,387,053
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See Note 1.
ADR (American depository receipt) represents ownership of foreign securities.
PLC  Public Limited Company

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $22,769,208).............  $23,727,603
  Receivable for securities sold............       11,935
  Receivable for fund shares sold...........       58,965
  Dividends & accrued interest receivable...          899
  Other.....................................        1,658
                                              -----------
    Total assets............................   23,801,060
                                              -----------
Liabilities:
  Cash overdraft............................        6,633
  Payable for securities purchased..........      368,504
  Payable for fund shares redeemed..........          431
  Payable for investment management services
    (note 3)................................       18,047
  Other accrued expenses....................       20,392
                                              -----------
    Total liabilities.......................      414,007
                                              -----------
Net assets at market value..................  $23,387,053
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,681,047
  Paid-in capital in excess of par value....   35,494,335
  Accumulated net realized loss on
    investments.............................  (15,644,582)
  Net unrealized appreciation on
    investments.............................      958,395
  Net investment loss.......................     (102,142)
                                              -----------
Net assets at market value..................  $23,387,053
                                              ===========
Shares outstanding (note 4).................    2,681,047
Net asset value per share...................  $      8.72
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $    41,711
  Dividends..................................        9,795
                                               -----------
    Total investment income..................       51,506
                                               -----------
Expenses:
  Management fees (note 3)...................      123,061
  Custodian fees (note 3)....................        3,669
  Directors' fees (note 3)...................          545
  Professional fees..........................        4,008
  Accounting and transfer agent fees.........       13,637
  Printing fees..............................        2,480
  Filing fees................................          992
  Conversion expense.........................        5,215
  Other......................................           41
                                               -----------
    Total expenses...........................      153,648
                                               -----------
    Net investment loss......................     (102,142)
                                               -----------
Realized & unrealized gain (loss) on
  Investments:
  Net realized loss from investments.........  (15,644,725)
  Net change in unrealized appreciation/
    (depreciation) on investments............    6,087,211
                                               -----------
      Net loss on investments................   (9,557,514)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(9,659,656)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (102,142)      $   (313,531)
  Realized gain (loss) on investments.......................     (15,644,725)         5,817,117
  Unrealized appreciation (depreciation) on investments.....       6,087,211        (15,239,184)
                                                                ------------       ------------
      Net decrease in assets from operations................      (9,659,656)        (9,735,598)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Capital gains distributions...............................               0         (6,194,903)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       4,306,425         20,474,980
  Received from dividends reinvested........................               0          6,194,903
  Paid for shares redeemed..................................      (7,666,894)        (5,794,676)
                                                                ------------       ------------
      Increase (decrease) in net assets derived from capital
       share transactions...................................      (3,360,469)        20,875,207
                                                                ------------       ------------
         Increase (decrease) in net assets..................     (13,020,125)         4,944,706
Net Assets:
  Beginning of period.......................................      36,407,178         31,462,472
                                                                ------------       ------------
  End of period.............................................    $ 23,387,053       $ 36,407,178
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $11.90          $16.98     $10.54     $ 9.68     $10.00
Income (loss) from investment operations:
  Net investment loss......................................        (0.04)          (0.14)     (0.10)     (0.06)     (0.02)
  Net realized & unrealized gain (loss) on investments.....        (3.14)          (2.51)     11.05       0.92      (0.30)
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........        (3.18)          (2.65)     10.95       0.86      (0.32)
                                                                  ------          ------     ------     ------     ------
Less distributions:
  Distributions from net realized capital gains............         0.00           (2.43)     (4.51)      0.00       0.00
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $ 8.72          $11.90     $16.98     $10.54     $ 9.68
                                                                  ======          ======     ======     ======     ======
Total return...............................................       (26.67)%(b)     (16.87)%   104.95%      8.82%     (3.08)%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         1.11%(a)        1.09%      1.06%      1.13%      1.11%(a)
  Ratio of net investment loss to average net assets.......        (0.74)%(a)      (0.75)%    (0.75)%    (0.62)%    (0.18)%(a)
Portfolio turnover rate....................................          102%            146%       264%       134%        65%
Net assets at end of period (millions).....................       $ 23.4          $ 36.4     $ 31.5     $ 11.8     $  9.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 OBJECTIVE

The Growth & Income Portfolio's investment objective is long-term total return.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

One-year                                   (10.43)%
Three-year                                  13.98%
Since inception (1/3/97)                    18.45%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Diversification helped the Ohio National Growth and Income Portfolio's year-to-date performance, as the portfolio declined only 1.66% (net) versus decline of 12.97% for the Russell MidCap Growth Index.

Throughout most of May and June, we believe that investors' enthusiasm was dampened by the slowing down of corporate earnings and the negative second quarter earnings pre-announcements by many large-cap technology companies. We believe that we are in what could be called an earnings recession, even though we are not in a truly defined economic recession. We're seeing double digit declines in corporate earnings; something that we haven't seen since the last recession in 1990 and 1991 and early in 1994. We believe that the economy will bottom-out and start to turn up well before we see earnings visibility, and that upturn could be within 3 to 6 months, or before the first quarter of next year.

We have increased the portfolio's weighting in technology to about 21.7% versus the benchmark's weighting of 28.5%. In this sector, we are focusing on software and networking as well as data storage-related hardware stocks, which haven't really shown a decline in growth in the past year and have contributed to the portfolio's performance during the second quarter.

The portfolio's healthcare positions continued to help performance in the second quarter. In healthcare we own mostly biotechnology companies. We tend to focus on those that are fully funded, have potentially good products on the market and are in late Phase II or Phase III trials. One of the portfolio's top performers was Abgenix, a leader in the human genomics industry. The data gathered by Abgenix is sold to pharmaceutical companies and research organizations such as the National Institute of Health. Abgenix often structures its transactions to capture a royalty payment from drugs developed using Abgenix resources. This business structure puts Abgenix in the position to capture lucrative and recurring revenue streams.

We maintained the portfolio's exposure to energy at approximately 10%, but shifted our focus a bit from exclusively exploration and production companies into more energy service companies, where we see better earnings growth. In spite of solid revenue and earnings reports, the portfolio's energy positions fared poorly this quarter. Two of the positions that declined significantly late in the quarter, thus hurting performance, were National-Oilwell, a company that designs and manufactures components used in oil and gas drilling, and Patterson-UTI Energy, the largest provider of domestic land-based drilling services to oil and natural gas companies in North America. Although these companies were hurt by the decrease in fuel prices over the past weeks, we maintain that the energy crisis is not going away anytime soon. We believe that these companies will profit from being able to provide the machinery that the production companies need in order to increase the number of oil and natural gas wells that will in turn help to meet our increasing demand for energy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                 GROWTH & INCOME PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                   RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
12/96                                                                       10000                              10000
6/97                                                                        11334                              11054
12/97                                                                     13657.5                            12253.4
6/98                                                                      14452.3                            13707.8
12/98                                                                     14625.8                            14442.6
6/99                                                                      17752.8                              16492
12/99                                                                     23730.1                            21851.9
6/00                                                                      23891.5                            24504.7
12/00                                                                     21762.7                            19285.2
6/01                                                                      21401.5                            16783.9

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Russell Midcap Growth Index represents mid-capitalization stocks that have an above average growth rate.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  L-3 Communications Holdings              2.3
 2.  Peregine Systems, Inc.                   2.1
 3.  Pacific Century Financial Corp.          2.1
 4.  Viewpoint Corporation                    2.0
 5.  Citrix Systems, Inc.                     1.9
 6.  McLeod, Inc.                             1.9
 7.  Union Planters Corp.                     1.9
 8.  Human Genome Sciences, Inc.              1.8
 9.  Edison Schools Inc.                      1.7
10.  Cendant Corporation                      1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Computer Software                      10.5
 2.  Telecommunications                      9.8
 3.  Drugs/Biotechnology                     8.2
 4.  Banking                                 7.0
 5.  Financial Services                      6.8

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES                COMMON STOCK                VALUE
-------------------------------------------------------------
             AEROSPACE (1.0%)
    30,000   Lockheed Martin Corp. ............  $  1,111,500
                                                 ------------
             AUTOMOTIVE & RELATED (2.1%)
    22,500   General Motors Corp. .............     1,447,875
    35,000   Goodyear Tire & Rubber............       980,000
                                                 ------------
                                                    2,427,875
                                                 ------------
             BANKING (7.0%)
    21,000   Bank of America Corp. ............     1,260,630
    45,000   BB&T Corp. .......................     1,651,500
    25,500   Golden West Financial Corp. ......     1,638,120
    95,000   Pacific Century Financial
              Corp. ...........................     2,450,050
    45,000   Southtrust Corp. .................     1,170,000
                                                 ------------
                                                    8,170,300
                                                 ------------
             BROADCAST TV & RADIO (5.9%)
    88,000   *AT&T Corp. - Liberty Media CL
              A................................     1,539,120
    77,600   *Charter Communications Inc. CL
              A................................     1,811,960
    30,000   *Comcast Corp. CL A...............     1,302,000
    44,000   *Fox Entertainment Group
              Inc. - A.........................     1,227,600
    24,500   *Univision Communications Inc. ...     1,048,110
                                                 ------------
                                                    6,928,790
                                                 ------------
             BUILDING & CONSTRUCTION (1.9%)
    23,600   Fluor Corp. ......................     1,065,540
    22,500   Vulcan Materials Co. .............     1,209,375
                                                 ------------
                                                    2,274,915
                                                 ------------
             BUSINESS SERVICES (3.9%)
    92,500   *Cendant Corp. ...................     1,803,750
    45,000   Moody's Corp. ....................     1,507,500
    14,000   *Professional Detailing Inc. .....     1,288,000
                                                 ------------
                                                    4,599,250
                                                 ------------
             COMPUTER & RELATED (4.6%)
    50,000   *Apple Computer Inc. .............     1,162,500
   165,000   *Auspex Systems Inc. .............     1,178,100
    20,000   *Expedia Inc. CL A................       932,000
    26,000   Factset Research Systems..........       928,200
   200,000   *Informix Corp. ..................     1,168,000
                                                 ------------
                                                    5,368,800
                                                 ------------
             COMPUTER SOFTWARE (10.5%)
    65,000   *Citrix Systems Inc. .............     2,268,500
    44,000   *Intuit Inc. .....................     1,759,560
    55,000   *Legato Systems Inc. .............       877,250
    35,000   *Netiq Corp. .....................     1,095,150
    85,000   *Peregrine Systems Inc. ..........     2,465,000
    40,000   *Quest Software Inc. .............     1,510,000
   280,200   *Viewpoint Corp. .................     2,381,700
                                                 ------------
                                                   12,357,160
                                                 ------------
             CONSUMER PRODUCTS (2.0%)
    33,000   Alberto-Culver Co. CL A...........     1,168,200
    25,000   Eastman Kodak.....................     1,167,000
                                                 ------------
                                                    2,335,200
                                                 ------------

                                                    MARKET
  SHARES                COMMON STOCK                VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (6.3%)
    27,000   *Abgenix Inc. ....................  $  1,215,000
    15,000   *Andrx Group......................     1,155,000
    35,000   *Human Genome Sciences............     2,108,750
    27,500   *Medimmune Inc. ..................     1,298,000
    30,000   *OSI Pharmaceuticals Inc. ........     1,577,700
                                                 ------------
                                                    7,354,450
                                                 ------------
             EDUCATION (1.7%)
    87,000   *Edison Schools Inc. .............     1,987,080
                                                 ------------
             ELECTRONICS/SEMICONDUCTORS (2.6%)
    27,800   *Advanced Micro Devices...........       802,864
    22,000   *Novellus Systems Inc. ...........     1,249,380
    31,250   Texas Instruments Inc. ...........       984,375
                                                 ------------
                                                    3,036,619
                                                 ------------
             ENTERTAINMENT & LEISURE (2.0%)
    45,000   *Mandalay Resort Group............     1,233,000
    52,500   *Royal Caribbean Cruises Ltd. ....     1,160,775
                                                 ------------
                                                    2,393,775
                                                 ------------
             FINANCIAL SERVICES (5.9%)
   147,500   *E*Trade Group Inc. ..............       951,375
    30,000   Eaton Vance Corp. ................     1,044,000
    21,500   Household International...........     1,434,050
    41,000   Metris Companies Inc. ............     1,382,110
    50,000   Union Planters Corp. .............     2,180,000
                                                 ------------
                                                    6,991,535
                                                 ------------
             FORESTRY & PAPER PRODUCTS (1.2%)
    41,000   Georgia-Pacific Co. ..............     1,387,850
                                                 ------------
             HOUSING & RELATED (1.6%)
   120,000   Clayton Homes Inc. ...............     1,886,400
                                                 ------------
             INSURANCE SERVICES (1.0%)
    42,500   American Financial Group Inc. ....     1,287,750
                                                 ------------
             MANUFACTURING (0.8%)
    17,500   Textron Inc. .....................       963,200
                                                 ------------
             MACHINERY (0.9%)
    47,500   *Thermo Electron Corp. ...........     1,045,950
                                                 ------------
             MEDICAL & RELATED (3.6%)
    31,500   *Applera Corp.- Celera Genomics...     1,249,290
    30,000   Becton Dickinson..................     1,073,700
    75,000   *Endocardial Solutions Inc. ......       431,250
    47,000   *Manor Care Inc. .................     1,492,250
                                                 ------------
                                                    4,246,490
                                                 ------------
             METALS & MINING (1.1%)
    50,000   Engelhard Corp. ..................     1,289,500
                                                 ------------
             OIL, ENERGY & NATURAL GAS (3.6%)
    42,000   *B J Services.....................     1,191,960
    17,100   Kerr-McGee Co. ...................     1,133,217
    32,000   *National - Oilwell Inc. .........     1,139,000
    43,500   *Patterson-UTI Energy Inc. .......       777,345
                                                 ------------
                                                    4,241,522
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES                COMMON STOCK                VALUE
-------------------------------------------------------------
             REAL ESTATE (0.8%)
    30,000   Equity Office Properties..........  $    948,900
                                                 ------------
             RETAIL (2.6%)
    57,500   *J C Penney Co. ..................     1,515,700
   147,500   *Office Depot.....................     1,531,050
                                                 ------------
                                                    3,046,750
                                                 ------------
             TELECOMMUNICATIONS (9.0%)
    92,500   *Allegiance Telecom Inc. .........     1,386,575
    51,800   *General Motors Class H...........     1,048,950
    35,000   *L-3 Communications Holdings......     2,670,500
   475,000   *McLeod Inc. .....................     2,180,250
    75,000   Motorola Inc. ....................     1,242,000
   200,000   *Primus Telecom. Group Inc. ......       164,000
    57,200   *Tellium Inc. ....................     1,041,040
    25,000   *Time Warner Telecom CL A.........       838,000
                                                 ------------
                                                   10,571,315
                                                 ------------
             TRANSPORTATION & EQUIPMENT (1.3%)
    72,500   Norfolk Southern Co. .............     1,500,750
                                                 ------------
             UTILITIES (3.1%)
    40,000   CMS Energy Corp. .................     1,114,000
    55,000   *NRG Energy Inc. .................     1,214,400
    47,500   Sempra Energy.....................     1,298,650
                                                 ------------
                                                    3,627,050
                                                 ------------
             TOTAL COMMON STOCK (88.0%) (COST
              $94,556,481).....................  $103,380,676
                                                 ------------

   FACE                                             MARKET
  AMOUNT           CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
             COMMUNICATIONS & MEDIA (0.8%)
$1,000,000   Echostar Communications (144A)
              5.750% 05/15/08...................  $   936,250
                                                  -----------
             COMPUTER & RELATED (1.0%)
 1,000,000   Check Point Systems Inc. 5.250%
              11/01/05..........................    1,003,750
   990,000   Silicon Graphics 5.250% 09/01/04...      236,362
                                                  -----------
                                                    1,240,112
                                                  -----------
             DRUGS/BIOTECHNOLOGY (1.9%)
 1,250,000   Cephalon Inc. (144A)
             5.250% 05/01/06....................    1,434,375
   750,000   Genzyme Corp. (144A) 3.000%
              05/15/21..........................      787,500
                                                  -----------
                                                    2,221,875
                                                  -----------

   FACE                                             MARKET
  AMOUNT           CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (2.2%)
$1,000,000   Intl. Rectifier Corp.
             4.250% 07/15/07....................  $   786,250
 1,000,000   LAM Research (144A) 4.000%
              06/01/06..........................      992,500
 1,500,000   Solectron Corp. Zero Coupon due
              05/08/20..........................      750,000
                                                  -----------
                                                    2,528,750
                                                  -----------
             FINANCIAL SERVICES (0.9%)
 2,000,000   Merrill Lynch
             Zero Coupon due 05/23/31...........    1,020,000
                                                  -----------
             INSURANCE SERVICES (0.3%)
   500,000   XLC Capital LTD (144A)
             Zero Coupon due 05/23/21...........      302,500
                                                  -----------
             MEDICAL & RELATED (1.0%)
 1,250,000   Sunrise Assisted Living
             5.500% 06/15/02....................    1,201,563
                                                  -----------
             RETAIL (0.6%)
   750,000   American Greetings (144A)
             7.000% 07/15/06....................      729,375
                                                  -----------
             TELECOMMUNICATIONS (0.8%)
 7,500,000   Primus Telecom
             5.750% 02/15/07....................      993,750
                                                  -----------
             TOTAL CONVERTIBLE DEBENTURES (9.5%)
              (COST $13,641,083)................  $11,174,175
                                                  -----------

                                                    MARKET
  SHARES         LONG-TERM BONDS AND NOTES          VALUE
-------------------------------------------------------------
             COMMUNICATIONS & MEDIA(1.1%)
 1,000,000   Allegiance Telecom Inc. 12.875%
              05/15/08.........................  $    885,000
 1,000,000   Level 3 Communications 9.125%
              05/01/08.........................       420,000
                                                 ------------
                                                    1,305,000
                                                 ------------
             TOTAL LONG-TERM BONDS AND NOTES
              (1.1%) (COST $1,262,407).........  $  1,305,000
                                                 ------------
             TOTAL HOLDINGS (98.6%) (COST
              $109,459,971) (a)................  $115,859,851
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (1.4%)...............     1,654,703
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $117,514,554
                                                 ============

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $5,182,500 or 4.4% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $109,459,971)...........  $115,859,851
  Receivable for securities sold...........     5,396,195
  Receivable for fund shares sold..........        19,049
  Dividends & accrued interest
    receivable.............................       328,318
  Other....................................           710
                                             ------------
    Total assets...........................   121,604,123
                                             ------------
Liabilities:
  Cash overdraft...........................       232,164
  Payable for securities purchased.........     3,699,452
  Payable for fund shares redeemed.........        56,489
  Payable for investment management
    services (note 3)......................        80,339
  Other accrued expenses...................        21,125
                                             ------------
    Total liabilities......................     4,089,569
                                             ------------
Net assets at market value.................  $117,514,554
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  8,027,885
  Paid-in capital in excess of par value...   111,459,664
  Accumulated net realized loss on
    investments............................    (8,753,396)
  Net unrealized appreciation on
    investments............................     6,402,383
  Undistributed investment income..........       378,018
                                             ------------
Net assets at market value.................  $117,514,554
                                             ============
Shares outstanding (note 4)................     8,027,885
Net asset value per share..................  $      14.64
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $   877,788
  Dividends..................................      439,828
                                               -----------
    Total investment income..................    1,317,616
                                               -----------
Expenses:
  Management fees (note 3)...................      486,001
  Custodian fees (note 3)....................       10,811
  Directors' fees (note 3)...................        1,587
  Professional fees..........................        4,400
  Accounting and transfer agent fees.........       40,546
  Printing fees..............................        7,439
  Filing fees................................        2,728
  Conversion expense.........................       16,659
  Other......................................          101
                                               -----------
    Total expenses...........................      570,272
                                               -----------
    Net investment income....................      747,344
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments.........   (5,165,689)
  Net change in unrealized appreciation/
    (depreciation) on investments............    2,623,015
                                               -----------
      Net loss on investments................   (2,542,674)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(1,795,330)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    747,344       $      3,330
  Realized gain (loss) on investments.......................      (5,165,689)        10,727,468
  Unrealized appreciation (depreciation) on investments.....       2,623,015        (21,968,608)
                                                                ------------       ------------
      Net decrease in assets from operations................      (1,795,330)       (11,237,810)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (369,326)            (3,330)
  Capital gains distributions...............................               0        (12,409,258)
  Distributions in excess of capital gains..................               0         (3,587,707)
  Return of capital.........................................               0           (176,239)
                                                                ------------       ------------
      Total dividends and distributions.....................        (369,326)       (16,176,534)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       7,733,751         25,223,903
  Received from dividends reinvested........................         369,326         16,176,534
  Paid for shares redeemed..................................      (5,835,064)        (9,623,321)
                                                                ------------       ------------
    Increase in net assets derived from capital share
     transactions...........................................       2,268,013         31,777,116
                                                                ------------       ------------
      Increase in net assets................................         103,357          4,362,772
Net Assets:
  Beginning of period.......................................     117,411,197        113,048,425
                                                                ------------       ------------
  End of period (a).........................................    $117,514,554       $117,411,197
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    378,018       $    --
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $14.92          $18.78     $13.63     $12.85     $10.00
Income (loss) from investment operations:
  Net investment income....................................         0.10            0.00       0.02       0.14       0.11
  Net realized & unrealized gain (loss) on investments.....        (0.33)          (1.49)      8.33       0.77       3.52
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........        (0.23)          (1.49)      8.35       0.91       3.63
                                                                  ------          ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income...................        (0.05)           0.00      (0.02)     (0.13)     (0.11)
    Distributions from net realized capital gains..........         0.00           (1.81)     (3.17)      0.00      (0.67)
    Distributions in excess of capital gains...............         0.00           (0.53)      0.00       0.00       0.00
    Return of capital......................................         0.00           (0.03)     (0.01)      0.00       0.00
                                                                  ------          ------     ------     ------     ------
      Total distributions..................................        (0.05)          (2.37)     (3.20)     (0.13)     (0.78)
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $14.64          $14.92     $18.78     $13.63     $12.85
                                                                  ======          ======     ======     ======     ======
Total return...............................................        (1.51)%(b)      (8.29)%    62.25%      7.09%     36.58%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         0.99%(a)        0.98%      0.95%      0.97%      0.95%(a)
  Ratio of net investment income to average net assets.....         1.30%(a)        0.00%      0.15%      1.09%      1.04%(a)
Portfolio turnover rate....................................          224%            537%       417%       286%       185%
Net assets at end of period (millions).....................       $117.5          $117.4     $113.0     $ 51.4     $ 18.7

---------------

(a)Annualized.

(b)Calculated on an aggregate basis (not annualized).

 *Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 OBJECTIVE

The S&P 500 Index Portfolio seeks total return approximating that of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:
One-year                                   (16.89)%
Three-year                                   5.01%
Since inception (1/3/97)                    13.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The S&P 500 Index Portfolio returned (7.54)% for the first half of 2001, versus the S&P 500 Index return of (6.70)%. The fund's correlation with the S&P 500 Index was 99.18%. The correlation between the fund and the index is due to the use of S&P 500 Index futures and investment guidelines that limit the fund's discretion relative to the S&P 500 Index. The guideline limits any overweight or underweight in both individual stock and industry sector to 2%. We continue to monitor the fund's relative performance and correlation to ensure the current guidelines are consistent with the objective of approximating the return of the S&P 500 Index while minimizing expenses.
 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                              S&P INDEX PORTFOLIO (COMMENCED
                                                                OPERATIONS JANUARY 3, 1997)               S&P 500 INDEX
                                                              -------------------------------             -------------
12/96                                                                       10000                              10000
6/97                                                                        12058                              12060
12/97                                                                     13174.6                              13336
6/98                                                                      15524.9                            15697.7
12/98                                                                     17127.1                            17146.7
6/99                                                                      19247.4                            19269.4
12/99                                                                     21516.7                            20755.1
6/00                                                                      21628.6                            20665.8
12/00                                                                     19441.9                            18863.8
6/01                                                                        17976                            17599.9

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  S&P 500 Depository Receipts             4.2
 2.  General Electric                        2.1
 3.  Microsoft Corp.                         1.7
 4.  Exxon Mobil Corp.                       1.6
 5.  Pfizer, Inc.                            1.4
 6.  Merck and Co.                           1.2
 7.  Intel Corp.                             1.2
 8.  International Business Machines         1.1
 9.  SBC Communications                      1.1
10.  American International Group            1.1

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Banking                                 5.5
 2.  Computer & Related                      4.4
 3.  Drugs/Biotechnology                     4.4
 4.  Telecommunications                      4.1
 5.  S&P Depository Receipts                 4.1

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             AEROSPACE (1.3%)
    26,000   Boeing Co. .......................  $  1,445,600
     3,100   General Dynamics Corp. ...........       241,211
    17,700   Honeywell Intl. Inc. .............       619,323
     5,000   United Technologies Corp. ........       366,300
                                                 ------------
                                                    2,672,434
                                                 ------------
             AUTOMOTIVE & RELATED (0.3%)
    25,486   Ford Motor Co. ...................       625,682
     4,000   Delphi Automotive Systems.........        63,720
                                                 ------------
                                                      689,402
                                                 ------------
             BANKING (5.5%)
    37,000   Bank One Corp. ...................     1,324,600
    63,069   Citigroup Inc. ...................     3,332,566
    23,650   Fifth Third Bancorp...............     1,420,183
     8,000   First Union Corp. ................       279,520
    26,600   Fleet Boston Financial Corp. .....     1,049,370
    37,000   JP Morgan Chase & Co. ............     1,650,200
    19,590   US Bancorp........................       446,456
    14,250   Washington Mutual Inc. ...........       535,088
    18,100   Wells Fargo & Co. ................       840,383
                                                 ------------
                                                   10,878,366
                                                 ------------
             BROADCAST RADIO & TV (0.2%)
     7,500   *Clear Channel Communications.....       470,250
                                                 ------------
             BUSINESS SERVICES (0.3%)
     6,000   Automatic Data Processing Inc. ...       298,200
     4,000   First Data........................       257,000
                                                 ------------
                                                      555,200
                                                 ------------
             CHEMICALS (0.5%)
    18,000   Dow Chemical Co. .................       598,500
     7,200   Dupont De Nemours & Co. ..........       347,328
                                                 ------------
                                                      945,828
                                                 ------------
             COMPUTER & RELATED (4.4%)
    29,000   *AOL Time Warner Inc. ............     1,537,000
    65,000   *Cisco Systems Inc. ..............     1,183,000
    15,000   Compaq Computers Corp. ...........       232,350
     1,500   *Computer Sciences................        51,900
    43,000   *Dell Computer Corp. .............     1,124,450
    19,000   *EMC Corp. Massachusetts..........       551,950
     7,000   Electronic Data Systems Corp. ....       437,500
    35,200   Hewlett-Packard Co. ..............     1,006,720
    19,000   Intl. Business Machines...........     2,147,000
    24,000   *Sun Microsystems Inc. ...........       377,280
                                                 ------------
                                                    8,649,150
                                                 ------------
             COMPUTER SOFTWARE (2.9%)
    19,000   Computer Associates...............       684,000
    47,000   *Microsoft Corp. .................     3,431,000
    81,000   *Oracle Corp. ....................     1,539,000
     2,000   *Siebel Systems Inc. .............        93,800
     1,000   *Veritas Software Corp. ..........        66,530
                                                 ------------
                                                    5,814,330
                                                 ------------

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (2.2%)
     3,500   Eastman Kodak.....................  $    163,380
    12,000   Gillette Co. .....................       347,880
    50,000   Johnson & Johnson Co. ............     2,500,000
    20,000   Procter & Gamble Co. .............     1,276,000
                                                 ------------
                                                    4,287,260
                                                 ------------
             DRUGS/BIOTECHNOLOGY (4.4%)
     3,500   Abbott Labs.......................       168,035
    20,250   *Amgen Inc. ......................     1,228,770
     4,000   Bristol-Meyer/Squibb..............       209,200
    35,500   Merck & Co Inc. ..................     2,268,805
    68,750   Pfizer Inc. ......................     2,753,438
    23,700   Pharmacia Corp. ..................     1,089,015
    26,500   Schering-Plough Corp. ............       960,360
                                                 ------------
                                                    8,677,623
             ELECTRICAL EQUIPMENT (2.3%)
     9,000   Emerson Electric Co. .............       544,500
    84,000   General Electric Co. .............     4,095,000
                                                 ------------
                                                    4,639,500
                                                 ------------
             ELECTRONICS/SEMICONDUCTOR (2.7%)
    11,000   *Agilent Technologies Inc. .......       357,500
     6,000   *Analog Devices...................       259,500
    16,100   *Applied Materials................       790,510
     1,700   *Broadcom Corp. ..................        72,692
    82,000   Intel Corp. ......................     2,398,500
     3,700   *Sanmina Corp. ...................        86,617
    10,000   *Solectron Corp. .................       183,000
     8,300   *Teradyne Inc. ...................       274,730
    21,300   Texas Instruments.................       670,950
     3,500   *Xilinx Inc. .....................       144,340
                                                 ------------
                                                    5,238,339
                                                 ------------
             ENTERTAINMENT & LEISURE (0.6%)
    44,100   Walt Disney Co. ..................     1,274,049
                                                 ------------
             ENVIRONMENTAL SERVICES (0.1%)
     8,000   Waste Management Inc. ............       246,560
                                                 ------------
             FINANCIAL SERVICES (1.4%)
    35,800   American Express Co. .............     1,389,040
    17,200   Lehman Brothers Holding Inc. .....     1,337,300
                                                 ------------
                                                    2,726,340
                                                 ------------
             FOOD & RELATED (2.4%)
     3,500   Anheuser-Busch Cos. Inc. .........       144,200
     9,000   Archer-Daniels-Midland Co. .......       117,000
    11,500   Campbell Soup Co. ................       296,125
    31,000   Coca-Cola Co. ....................     1,395,000
    27,000   *Kroger Co. ......................       675,000
    25,000   Philip Morris Cos. Inc. ..........     1,268,750
    38,000   Sara Lee Corp. ...................       719,720
     5,000   Sysco Corp. ......................       135,750
                                                 ------------
                                                    4,751,545
                                                 ------------
             FORESTRY & PAPER PRODUCTS (0.2%)
     8,000   Weyerhaeuser Co. .................       439,760
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             INSURANCE SERVICES (1.3%)
     7,000   Allstate Corp. ...................  $    307,930
    25,500   American Intl. Group Inc. ........     2,193,000
     1,500   Cigna Corp. ......................       143,730
                                                 ------------
                                                    2,644,660
                                                 ------------
             MANUFACTURING (0.6%)
     1,500   Illinois Tool Works...............        94,950
     9,500   Ingersoll-Rand Co. ...............       391,400
     7,500   Parker-Hannifin Corp. ............       318,300
                                                 ------------
                                                      804,650
                                                 ------------
             MEDIA & PUBLISHING (0.4%)
     3,000   Gannett Co. Inc. .................       197,700
    11,000   *Viacom Inc. CL B.................       569,250
                                                 ------------
                                                      766,950
                                                 ------------
             METALS & MINING (0.2%)
     9,200   Alcoa Inc. .......................       362,480
                                                 ------------
             MEDICAL & RELATED (0.7%)
    47,900   *Boston Scientific Corp. .........       814,300
    12,300   Medtronic Inc. ...................       565,923
                                                 ------------
                                                    1,380,223
                                                 ------------
             OFFICE EQUIPMENT (0.1%)
     3,000   Avery Dennison Co. ...............       153,150
                                                 ------------
             OIL, ENERGY & NATURAL GAS (2.5%)
    36,000   Exxon Mobil Corp. ................     3,144,600
    10,000   Schlumberger Ltd. ................       526,500
    35,000   USX-Marathon Group................     1,032,850
     9,000   Williams Cos. ....................       296,550
                                                 ------------
                                                    5,000,500
                                                 ------------
             RESTAURANTS (0.2%)
    17,000   McDonalds Corp. ..................       460,020
                                                 ------------
             RETAIL (3.1%)
     5,000   CVS Corp. ........................       193,000
    18,250   Gap Inc. .........................       529,250
    46,500   Home Depot Inc. ..................     2,164,575
    38,200   Target Corp. .....................     1,321,720
    40,800   Wal-Mart Stores Inc. .............     1,991,040
                                                 ------------
                                                    6,199,585
                                                 ------------
             TELECOMMUNICATIONS (3.8%)
    17,500   *ADC Telecommunications...........       115,500
    69,250   AT&T Corp. .......................     1,523,500
     3,501   *Avaya Inc. ......................        47,962
     1,000   Corning Corp. ....................       167,100
    12,600   *JDS Uniphase Corp. ..............       157,500
    38,800   Lucent Technologies Inc. .........       240,560
    10,500   Motorola Inc. ....................       173,880
    12,000   *Qualcomm Inc. ...................       701,760
    55,900   SBC Communications Inc. ..........     2,239,354
     1,800   Scientific Atlanta Inc. ..........        73,080

                                                    MARKET
  SHARES             U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS (CONTINUED)
     7,800   *Tellabs Inc. ....................  $    151,164
    22,200   Verizon Communication.............     1,187,700
     1,942   Worldcom Inc. - MCI Group.........        31,266
    48,550   *Worldcom Inc. - Worldcom Group...       689,410
                                                 ------------
                                                    7,499,736
                                                 ------------
             TRANSPORTATION & EQUIPMENT (0.3%)
     4,500   *Fedex Corp. .....................       180,900
    18,000   Norfolk Southern Corp. ...........       372,600
                                                 ------------
                                                      553,500
                                                 ------------
             UTILITIES (1.2%)
     6,000   *AES Corp. .......................       258,300
    37,500   Duke Energy Corp. ................     1,462,875
    31,000   *Edison International.............       345,650
     4,600   El Paso Corp. ....................       241,684
                                                 ------------
                                                    2,308,509
                                                 ------------
             TOTAL U.S. COMMON STOCK (46.1%)
              (COST $96,893,690)...............  $ 91,089,899
                                                 ------------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             BERMUDA (0.9%)
             MANUFACTURING (0.8%)
    30,000   Tyco International Ltd. ...........  $ 1,635,000
             TELECOMMUNICATIONS (0.1%)
    10,000   *Global Crossing Ltd. .............       86,400
                                                  -----------
             TOTAL BERMUDA                        $ 1,721,400
                                                  -----------
             CANADA (0.2%)
             TELECOMMUNICATIONS (0.2%)
    37,500   Nortel Networks Corp. .............      340,875
                                                  -----------
             NETHERLANDS (1.2%)
             FOOD & RELATED (0.3%)
     8,600   Unilever...........................      512,302
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.9%)
    32,000   Royal Dutch Pete Co. ..............    1,864,640
                                                  -----------
             TOTAL NETHERLANDS                    $ 2,376,942
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (2.3%)
              (COST $5,374,505).................  $ 4,439,217
                                                  -----------
             TOTAL COMMON STOCK (48.4%) (COST
              $102,268,195).....................  $95,529,116
                                                  -----------

                                                     MARKET
  SHARES             DEPOSITORY RECEIPTS             VALUE
-------------------------------------------------------------
             UNIT INVESTMENT TRUST (4.1%)
    66,900   S&P 500 Depository Receipts.........  $8,205,284
                                                   ----------
             TOTAL DEPOSITORY RECEIPTS (4.1%)
              (COST $9,596,831)..................  $8,205,284
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (7.0%)
$3,947,000   Daimler-Chrysler 4.130%
              07/24/01.........................  $  3,936,585
 3,954,000   Daimler-Chrysler 3.810%
              07/31/01.........................     3,941,446
 1,244,000   Ford Motor Credit 3.660%
              08/03/01.........................     1,239,826
 2,214,000   General Motors Acceptance Corp.
              3.980% 07/02/01..................     2,213,755
 2,458,000   General Motors Acceptance Corp.
              3.800% 07/23/01..................     2,452,292
                                                 ------------
                                                   13,783,904
                                                 ------------
             FINANCIAL SERVICES (20.4%)
 2,522,000   American Express
             3.840% 07/16/01...................     2,517,965
 2,088,000   American Express 3.730%
              08/07/01.........................     2,079,995
 3,002,000   American General Finance Corp.
              3.670% 08/02/01..................     2,992,207
 1,700,000   American General 3.900%
              07/17/01.........................     1,697,053
 3,122,000   CIT Group 3.960% 07/10/01.........     3,118,909
 1,823,000   CIT Group 3.810% 07/25/01.........     1,818,370
 6,197,000   Deutsche Bank 3.850% 07/12/01.....     6,189,710
 2,092,000   Heller Financial 4.100%
              07/06/01.........................     2,090,809
 2,982,000   Heller Financial 4.000%
              07/19/01.........................     2,976,036
 2,412,000   Heller Financial 3.980%
              07/20/01.........................     2,406,933
 3,984,000   Household Finance Corp. 3.860%
              07/13/01.........................     3,978,874
 2,194,000   Household Finance Corp. 3.840%
              07/18/01.........................     2,190,022
 1,412,000   Household Finance Corp. 3.650%
              08/01/01.........................     1,407,562
 4,768,000   New Center Asset Trust 3.740%
              07/27/01.........................     4,755,121
                                                 ------------
                                                   40,219,566
                                                 ------------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             INSURANCE SERVICES (3.9%)
$5,040,000   Prudential Funding 3.700%
              07/26/01.........................  $  5,027,050
 2,675,000   Prudential Funding 3.600%
              07/30/01.........................     2,667,243
                                                 ------------
                                                    7,694,293
                                                 ------------
             MACHINERY (4.1%)
 3,086,000   John Deere Capital 3.940%
              07/05/01.........................     3,084,649
 2,471,000   John Deere Capital 3.630%
              08/06/01.........................     2,462,030
 2,524,000   John Deere Capital 3.740%
              08/08/01.........................     2,514,036
                                                 ------------
                                                    8,060,715
                                                 ------------
             OIL, ENERGY & NATURAL GAS (2.1%)
 4,237,000   Texaco 3.850% 07/03/01............     4,236,094
                                                 ------------
             RETAIL (2.9%)
 1,636,000   Sears Roebuck Acceptance
             3.900% 07/09/01...................     1,634,582
 4,053,000   Sears Roebuck Acceptance 4.200%
              07/11/01.........................     4,048,272
                                                 ------------
                                                    5,682,854
                                                 ------------
             TOTAL SHORT-TERM NOTES (40.4%)
              (COST $79,677,426)...............  $ 79,677,426
                                                 ------------
             TOTAL HOLDINGS (92.9%) (COST
              $191,542,452) (A)................  $183,411,826
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (7.1%)...............    13,998,156
                                                 ------------
             TOTAL NET ASSETS (100.0%).........  $197,409,982
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See Note 1.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $191,542,452)...........  $183,411,826
  Variation margin on futures contracts
    (note 1)...............................    13,936,569
  Receivable for fund shares sold..........       281,483
  Dividends & accrued interest
    receivable.............................       108,964
  Other....................................        19,006
                                             ------------
    Total assets...........................   197,757,848
                                             ------------
Liabilities:
  Cash overdraft...........................        50,281
  Payable for securities purchased.........       182,970
  Payable for investment management
    services (note 3)......................        61,592
  Other accrued expenses...................        53,023
                                             ------------
    Total liabilities......................       347,866
                                             ------------
Net assets at market value.................  $197,409,982
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,319,592
  Paid-in capital in excess of par value...   199,756,004
  Accumulated net realized loss on
    investments............................    (7,595,327)
  Net unrealized depreciation on:
    Investments (note 1)...................    (8,130,626)
    Futures contracts (note 1).............    (3,060,475)
  Undistributed investment income..........     1,120,814
                                             ------------
Net assets at market value.................  $197,409,982
                                             ============
Shares outstanding (note 4)................    15,319,592
Net asset value per share..................  $      12.89
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest..................................  $  2,398,467
  Dividends.................................       617,142
                                              ------------
    Total investment income.................     3,015,609
                                              ------------
Expenses:
  Management fees (note 3)..................       371,334
  Custodian fees (note 3)...................        18,448
  Directors' fees (note 3)..................         2,925
  Professional fees.........................         4,902
  Accounting and transfer agent fees........        72,144
  Printing fees.............................        13,885
  Filing fees...............................         5,207
  Conversion expense........................        30,928
  Other.....................................           134
                                              ------------
    Total expenses..........................       519,907
                                              ------------
    Net investment income...................     2,495,702
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from:
    Investments.............................   (11,409,370)
    Futures contracts.......................     2,403,316
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments.............................    (8,507,028)
    Futures contracts.......................      (937,437)
                                              ------------
      Net loss on investments...............   (18,450,519)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(15,954,817)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $  2,495,702       $  6,841,440
  Realized gain (loss) on investments and futures
    contracts...............................................      (9,006,054)         1,419,351
  Unrealized depreciation on investments and futures
    contracts...............................................      (9,444,465)       (30,431,872)
                                                                ------------       ------------
      Net decrease in assets from operations................     (15,954,817)       (22,171,081)
                                                                ------------       ------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................      (1,374,888)        (6,830,725)
  Capital gains distributions...............................               0           (374,349)
  Return of capital.........................................               0         (1,382,383)
                                                                ------------       ------------
      Total dividends and distributions.....................      (1,374,888)        (8,587,457)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      17,470,790         37,822,271
  Received from dividends reinvested........................       1,374,888          8,587,457
  Paid for shares redeemed..................................     (13,327,521)       (22,998,587)
                                                                ------------       ------------
      Increase in net assets derived from capital share
       transactions.........................................       5,518,157         23,411,141
                                                                ------------       ------------
         Decrease in net assets.............................     (11,811,548)        (7,347,397)
Net Assets:
  Beginning of period.......................................     209,221,530        216,568,927
                                                                ------------       ------------
  End of period.............................................    $197,409,982       $209,221,530
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $14.04          $16.17     $14.23     $11.73     $10.00
Income (loss) from investment operations:
  Net investment income (loss).............................         0.16            0.49       0.40       0.38      (0.45)
  Net realized & unrealized gain (loss) on investments.....        (1.22)          (2.00)      3.28       3.09       3.60
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........        (1.06)          (1.51)      3.68       3.47       3.15
                                                                  ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income.....................        (0.09)          (0.49)     (0.44)     (0.33)     (0.45)
  Distributions from net realized capital gains............         0.00           (0.03)     (1.30)     (0.64)     (0.91)
  Distributions in excess of capital gains.................         0.00            0.00       0.00       0.00      (0.06)
  Return of capital........................................         0.00           (0.10)      0.00       0.00       0.00
                                                                  ------          ------     ------     ------     ------
    Total distributions....................................        (0.09)          (0.62)     (1.74)     (0.97)     (1.42)
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $12.89          $14.04     $16.17     $14.23     $11.73
                                                                  ======          ======     ======     ======     ======
Total return...............................................        (7.53)%(b)      (9.65)%    25.63%     30.00%     31.75%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         0.52%(a)        0.50%      0.49%      0.49%      0.52%(a)
  Ratio of net investment income (loss) to average net
    assets.................................................        (2.48)%(a)       3.14%      2.62%      2.89%      5.29%(a)
Portfolio turnover rate....................................            6%             30%        68%       115%       445%
Net assets at end of period (millions).....................       $197.4          $209.2     $216.6     $ 94.2     $ 22.1

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 OBJECTIVE

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this portfolio. However, the Adviser believes the portfolio's objective of long-term capital growth can be achieved despite this limitation.
 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

One-year                                   (31.18)%
Three-year                                 (10.94)%
Since inception (1/3/97)                    (2.80)%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Ohio National Social Awareness Portfolio returned (12.03%) for the first half of 2001 versus (6.70%) for the S&P 500 Index. The fund compares much more favorably when it is compared to the Russell 1000 Growth Index. This index comprises of the 1000 largest growth companies in the U.S. stock market and represents a good comparison for the portfolio's holdings. The Russell index was down 14.39% in the period due to poor market conditions. The Social Awareness Portfolio was repositioned in 1999 to be more growth oriented and the Russell index represents a better comparison of the fund's investment style. Once again the markets were marked by extreme volatility and this impacted the fund. The stock market started off the year with strong gains due to the unexpected interest rate cut by the Federal Reserve. Unfortunately, the highs for the stock market were reached in January and stocks sold off heavily during February and March. Gains that were made back in April and early May were again pared back by the end of June. Strong initial performances by energy, financials, utilities and technology names held by the fund couldn't offset their decline later in the period.

The market is adjusting to the reality that corporate earnings are weaker than anticipated and that this condition could last longer than earlier forecasts. The Federal Reserve has acted with unprecedented speed in lowering interest rates to stave off a recession, but there are no clear signs that its actions are working yet. Interest rates in the market today are higher than when the Federal Reserve first started lowering them. Investors are clearly divided in future expectations for the economy and the stock market. We feel that corporate earnings and stock prices will recover, but at a slower pace than what most investors appear to believe.

Due to uncertainty in the economy and its impact on corporate earnings, the fund has taken a somewhat more conservative position than in the recent past. Relative to the S&P 500, the fund was over-weighted in financials, capital goods, communication services, health care and utilities. The portfolio is now under-weighted in technology, consumer cyclicals, energy, basic materials and transportation. The largest change to the portfolio over the last six months has been in the technology sector. The fund has gone from significantly over-weighting this sector to significantly under-weighting it. This is due to the extreme lack of earnings visibility among technology companies and our reluctance to become aggressive. This shift in allocation began early in the period, but didn't accelerate until later. The more conservative asset mix did help mitigate the negative returns that the fund would have had if no changes were made; however, performance would have been better if the modifications would have been implemented sooner.

Looking forward, we intend to decrease the weighted-average market capitalization within equity positions held and improve the overall core holdings. Valuations for smaller companies have improved compared to larger companies over the last year and offer opportunity. In addition, smaller companies have traditionally out-performed larger companies when economic cycles are on the upswing. Overall, we feel that we will have a better opportunity in the next six months to become more aggressive.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                SOCIAL AWARENESS PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                          S&P 500 INDEX
                                                              --------------------------------            -------------
12/96                                                                       10000                              10000
6/97                                                                        11321                              12060
12/97                                                                     12562.9                              13336
6/98                                                                      12462.4                            15697.7
12/98                                                                      9748.1                            17146.7
6/99                                                                      10181.9                            19269.4
12/99                                                                       11473                            20755.1
6/00                                                                      12791.2                            20665.8
12/00                                                                     10005.3                            18863.8
6/01                                                                      8801.64                            17599.9

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Household International                 3.9
 2.  Citigroup, Inc.                         3.9
 3.  Tyco International LTD                  3.6
 4.  AT&T Corp-Liberty Media - A             3.4
 5.  Jefferson Pilot                         2.9
 6.  Wells Fargo Company                     2.7
 7.  Metris Companies, Inc.                  2.7
 8.  Medtronic, Inc.                         2.7
 9.  Viacom-Inc-CL B                         2.7
10.  Biovail Corp.                           2.6

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Telecommunications                      13.6
 2.  Drugs/Biotechnology                      9.2
 3.  Insurance Services                       7.9
 4.  Medical & Related                        7.6
 5.  Banking                                  6.6

---------------

* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           BANKING (6.6%)
   1,866   Citigroup Inc. .......................  $   98,599
   1,500   Wells Fargo Co. ......................      69,645
                                                   ----------
                                                      168,244
                                                   ----------
           BROADCAST RADIO & TV (5.2%)
   5,000   *AT&T Corp. - Liberty Media CL A......      87,450
   1,000   *Comcast Corp. CL A...................      43,400
                                                   ----------
                                                      130,850
                                                   ----------
           BUSINESS SERVICES (1.5%)
   2,000   *Cendant Corp. .......................      39,000
                                                   ----------
           CONSTRUCTION SERVICES (1.6%)
   1,000   *Shaw Group Inc. .....................      40,100
                                                   ----------
           COMPUTER & RELATED (5.3%)
   2,000   *AOL Time Warner Inc. ................     106,000
   1,000   *EMC Corp. Massachusetts..............      29,050
                                                   ----------
                                                      135,050
                                                   ----------
           DRUGS/BIOTECHNOLOGY (6.6%)
   1,000   *Genetech Inc. .......................      55,100
   1,000   *Medicis Pharmaceuticals CL A.........      53,000
   1,500   Pfizer Inc. ..........................      60,075
                                                   ----------
                                                      168,175
                                                   ----------
           ELECTRICAL EQUIPMENT (1.9%)
   1,000   General Electric Co. .................      48,750
                                                   ----------
           ELECTRONICS/SEMICONDUCTORS (4.0%)
   3,000   *American Power Conversion Corp. .....      47,250
   1,000   Intel Corp. ..........................      29,250
   1,300   *Solectron Corp. .....................      23,790
                                                   ----------
                                                      100,290
                                                   ----------
           FOOD & RELATED (1.9%)
   1,000   *Safeway Inc. ........................      48,000
                                                   ----------
           FINANCIAL SERVICES (6.6%)
   1,500   Household International...............     100,050
   2,000   Metris Cos. Inc. .....................      67,420
                                                   ----------
                                                      167,470
                                                   ----------
           INSURANCE SERVICES (7.9%)
   2,000   AFLAC Corp. ..........................      62,980
     775   American Intl. Group..................      66,650
   1,500   Jefferson Pilot.......................      72,480
                                                   ----------
                                                      202,110
                                                   ----------
           MACHINERY (3.3%)
   1,000   *Capstone Turbine Corp. ..............      22,090
     500   *SPX Corp. ...........................      62,590
                                                   ----------
                                                       84,680
                                                   ----------
           MEDIA & PUBLISHING (2.7%)
   1,344   *Viacom Inc. CL B.....................      69,552
                                                   ----------

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           MEDICAL & RELATED (7.6%)
   3,000   *Health Mgmt. Assoc. CL A.............  $   63,120
   1,200   Johnson & Johnson Co. ................      60,000
   1,500   Medtronic Inc. .......................      69,015
                                                   ----------
                                                      192,135
                                                   ----------
           RETAIL (2.4%)
   2,000   RadioShack Corp. .....................      61,000
                                                   ----------
           OIL, ENERGY & NATURAL GAS (5.1%)
   1,000   Apache Corp. .........................      50,750
   1,000   Halliburton Co. ......................      35,600
   2,000   *Rowan Cos. Inc. .....................      44,200
                                                   ----------
                                                      130,550
                                                   ----------
           TELECOMMUNICATIONS (11.3%)
   4,500   *ADC Telecommunication................      29,700
   2,000   *General Motors CL H..................      40,500
   2,000   *Level 3 Communications Inc. .........      10,980
   8,500   *McLeod USA Inc. .....................      39,015
   1,000   Scientific-Atlanta Inc. ..............      40,600
   1,500   *Western Wireless Corp. CL A..........      64,500
     164   Worldcom Inc. - MCI Group.............       2,641
   4,100   *Worldcom Inc. - Worldcom Group.......      58,220
                                                   ----------
                                                      286,156
                                                   ----------
           UTILITIES (5.7%)
   1,000   *Aquila Inc. .........................      24,650
   1,500   *Calpine Corp. .......................      56,700
   1,230   El Paso Corp. ........................      64,624
                                                   ----------
                                                      145,974
                                                   ----------
           TOTAL U.S. COMMON STOCK (87.2%) (COST
            $2,340,834)..........................  $2,218,086
                                                   ----------

                                                     MARKET
 SHARES             FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
           BERMUDA (3.6%)
           MANUFACTURING
   1,700   Tyco International Ltd. ..............  $   92,650
                                                   ----------
           CANADA (2.6%)
           DRUGS/BIOTECHOLOGY
   1,500   *Biovail Corp. .......................      65,250
                                                   ----------
           MEXICO (1.4%)
           TELECOMMUNICATIONS
   1,000   Telefonos De Mexico...................      35,090
                                                   ----------
           UNITED KINGDOM (0.9%)
           TELECOMMUNICATIONS
   1,000   Vodafone Group PLC ADR................      22,350
                                                   ----------
           TOTAL FOREIGN COMMON STOCK (8.5%)
            (COST $187,084)......................  $  215,340
                                                   ----------
           TOTAL COMMON STOCK (95.7%) (COST
            $2,527,918)..........................  $2,433,426
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

  FACE                                               MARKET
 AMOUNT               SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (4.8%)
$123,000   American Express 3.850% 07/02/01......  $  122,986
                                                   ----------
           TOTAL SHORT-TERM NOTES (4.8%) (COST
            $122,986)............................  $  122,986
                                                   ----------
           TOTAL HOLDINGS (100.5%) (COST
            $2,650,904) (A)......................  $2,556,412
                                                   ----------
           LIABILITIES, NET OF CASH & RECEIVABLES
            (-0.5%)..............................     (13,966)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $2,542,446
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.
PLC  Public Limited Company

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $2,650,904)...............  $ 2,556,412
  Receivable for fund shares sold............        3,443
  Dividends & accrued interest receivable....        1,066
  Other......................................          370
                                               -----------
    Total assets.............................    2,561,291
                                               -----------
Liabilities:
  Cash overdraft.............................          403
  Payable for fund shares redeemed...........           11
  Payable for investment management services
    (note 3).................................        1,261
  Other accrued expenses.....................       17,170
                                               -----------
    Total liabilities........................       18,845
                                               -----------
Net assets at market value...................  $ 2,542,446
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $   321,479
  Paid-in capital in excess of par value.....    4,710,658
  Accumulated net realized loss on
    investments..............................   (2,390,035)
  Net unrealized depreciation on
    investments..............................      (94,492)
  Net investment loss........................       (5,164)
                                               -----------
Net assets at market value...................  $ 2,542,446
                                               ===========
Shares outstanding (note 4)..................      321,479
Net asset value per share....................  $      7.91
                                               ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest....................................  $   6,259
  Dividends...................................      5,707
                                                ---------
    Total investment income...................     11,966
                                                ---------
Expenses:
  Management fees (note 3)....................      8,154
  Custodian fees (note 3).....................      2,393
  Directors' fees (note 3)....................         65
  Professional fees...........................      3,840
  Accounting and transfer agent fees..........      1,772
  Printing fees...............................        304
  Filing fees.................................        148
  Conversion expense..........................        432
  Other.......................................         22
                                                ---------
    Total expenses............................     17,130
                                                ---------
    Net investment loss.......................     (5,164)
                                                ---------
Realized & unrealized loss on investments:
  Net realized loss from investments..........   (141,958)
  Net change in unrealized appreciation/
    (depreciation) on investments.............   (202,439)
                                                ---------
      Net loss on investments.................   (344,397)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(349,561)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................     $   (5,164)       $   (14,943)
  Realized gain (loss) on investments.......................       (141,958)           186,397
  Unrealized depreciation on investments....................       (202,439)          (592,994)
                                                                 ----------        -----------
      Net decrease in assets from operations................       (349,561)          (421,540)
                                                                 ----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................        217,135            902,535
  Paid for shares redeemed..................................       (307,227)        (1,088,829)
                                                                 ----------        -----------
      Decrease in net assets derived from capital share
       transactions.........................................        (90,092)          (186,294)
                                                                 ----------        -----------
         Decrease in net assets.............................       (439,653)          (607,834)
Net Assets:
  Beginning of period.......................................      2,982,099          3,589,933
                                                                 ----------        -----------
  End of period.............................................     $2,542,446        $ 2,982,099
                                                                 ==========        ===========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ----------------------------------------
                                                               (UNAUDITED)         2000        1999       1998      1997*
                                                             ----------------     -------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................      $  8.99          $ 10.31     $ 8.80     $11.40     $10.00
Income (loss) from investment operations:
  Net investment income (loss).............................        (0.02)           (0.05)      0.04       0.05       0.09
  Net realized & unrealized gain (loss) on investments.....        (1.06)           (1.27)      1.51      (2.60)      2.47
                                                                 -------          -------     ------     ------     ------
    Total income (loss) from investment operations.........        (1.08)           (1.32)      1.55      (2.55)      2.56
                                                                 -------          -------     ------     ------     ------
Less distributions:
  Dividends from net investment income.....................         0.00             0.00      (0.04)     (0.05)     (0.07)
  Distributions from net realized capital gains............         0.00             0.00       0.00       0.00      (1.09)
                                                                 -------          -------     ------     ------     ------
    Total distributions....................................         0.00             0.00      (0.04)     (0.05)     (1.16)
                                                                 -------          -------     ------     ------     ------
Net asset value, end of period.............................      $  7.91          $  8.99     $10.31     $ 8.80     $11.40
                                                                 =======          =======     ======     ======     ======
Total return...............................................       (12.02)%(b)      (12.80)%    17.69%    (22.41)%    25.63%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         1.23%(a)         1.10%      0.93%      0.81%      0.95%(a)
  Ratio of net investment income (loss) to average net
    assets.................................................        (0.37)%(a)       (0.42)%     0.47%      0.55%      0.75%(a)
Portfolio turnover rate....................................           55%              75%       122%        71%        40%
Net assets at end of period (millions).....................      $   2.5          $   3.0     $  3.6     $  6.6     $  4.8

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 OBJECTIVE

The Strategic Income Portfolio seeks to generate high current income by investing at least 80% of its assets in income-producing securities, including at least 40% of assets in a core group of U.S. government and corporate fixed-income securities, and the remainder in other income-producing securities.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

One-year                                    15.58%
Three-year                                   3.84%
Since inception (1/3/97)                     4.60%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The Strategic Income Portfolio rose 7.21% during the first half of 2001 after returning 4.230% in the 1st quarter of 2001 and additional 2.86% for the 2nd quarter of 2001. Key to the strength in results was the Federal Reserve's easing of interest rates in an effort to divert the U.S. economy from going into a recession. The total easing of the federal funds rate by the Federal Open Market Committee (FOMC) was 275 basis points which brought the federal funds rate to 3.75% from it's beginning of the year level of 6.50%. The equity market was volatile during the first half of this year declining in the first quarter on concerns regarding the telecommunications and technology sector coupled with general concerns about the weakness of the U.S. economy. However, the stock market rose in the second quarter as investors perceived that the economy would begin to pick-up in the second half of the year. For the six months ending June 30, 2001 the S&P 500, a general barometer of the stock market, has declined producing a negative return of (6.7%). REIT's, a more value-oriented and income-oriented asset class, were the asset of choice during the 1st half of 2001 managing to produce a 10% rate of return all of which came during the second quarter of 2001. The REIT return is measured by the results of the Morgan Stanley REIT index.

The Strategic Income Fund produced very competitive results during the 1st and 2nd quarters of 2001 due to its diversified fixed income characteristics coupled with the use of attractive dividend paying REIT's. The Fund has maintained a 40% allocation to corporate bonds in a variety of industries, 15%-17% in Mortgage related securities, 15% in REIT's, 25% in high dividend yield equities and nearly 3%-5% in cash equivalent vehicles during the first half of 2001. The Strategic Income Fund continues in its goal of delivering a high income yield with the fund now yielding nearly 8% on a gross basis.

The Fund's total (income plus principal appreciation) return of 7.21% for the first half of 2001 outpaced the results of other bond funds and bond indices. The Lehman Govt/Corp bond index rose 3.42% during the first half of 2001 while the Lehman Corp Bond Int. Index rose 5.02%. The Lipper High Current Yield Avg. Fund produced a total return of 1.66% for the first half of 2001 while the avg. Lipper U.S. Bond Fund produced a 2.34 % total return for the quarter ending June 30, 2001. Lipper is a database of active mutual fund managers and results appear daily in the Wall Street Journal.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[STRATEGIC INCOME PORTFOLIO CHART]

                                                                STRATEGIC INCOME PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,   LEHMAN BROS. GOVT./CORP. INDEX-
                                                                           1997)                           INTERMEDIATE
                                                              --------------------------------   -------------------------------
12/96                                                                       10000                              10000
6/97                                                                        10296                              10283
12/97                                                                     10902.4                            10786.9
6/98                                                                      10962.4                            11156.9
12/98                                                                     10747.5                            11691.3
6/99                                                                        10711                            11623.5
12/99                                                                     10231.1                            11736.2
6/00                                                                      10618.9                            12112.9
12/00                                                                     11448.2                            12922.1
6/01                                                                      12273.6                              13364

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

The Lehman Brothers Govt./Corp. Index-Intermediate represents a market weighted portfolio of high quality Intermediate Corporate and Government Bonds.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Prentiss Properties Trust              2.2
 2.  Liberty Property Trust                 2.0
 3.  Aberdeen Commonwealth Fund             1.7
 4.  RFS Hotel Investors                    1.7
 5.  Equity Residential Props               1.5
 6.  Kimco Realty 8.5% Series B             1.4
 7.  Bedford Property Investors             1.4
 8.  Xcel Energy Inc                        1.2
 9.  Healthcare Realty                      1.2
10.  Developers Diversified                 1.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                     % of Net Assets
 1.  Real Estate Invest. Trusts           18.2
 2.  Government                           16.0
 3.  Financial Services                   15.0
 4.  Banking                               9.1
 5.  Retail                                7.1

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

  FACE                                               MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           GOVERNMENT (16.0%)
$  6,870   FHLM 7.500% 07/15/21..................  $    6,889
  82,492   FNMA 9.000% 04/01/16..................      89,316
  55,522   FNMA 7.500% 10/01/24..................      57,157
  44,039   FNMA 7.500% 09/01/27..................      44,390
 100,000   FNMA 6.500% 04/18/25..................      99,391
  99,907   FNMA 7.000% 05/01/31..................     100,444
  26,612   FNMA 7.500% 09/01/28..................      27,266
  40,181   GNMA 7.500% 06/15/27..................      41,375
 128,633   GNMA 7.000% 02/15/28..................     129,968
                                                   ----------
                                                      596,196
                                                   ----------
           AEROSPACE (2.6%)
 100,000   Lockheed Corp. 7.875% 03/15/23........      97,133
                                                   ----------
           BANKING (9.1%)
 100,000   ABM-AMRO Bank N.V. 7.750% 05/15/23....     107,237
  75,000   Banc One Corp. 8.000% 04/29/27........      80,863
 100,000   First Union Institutional Capital I
            8.040% 12/01/26......................     100,042
  50,000   NB Capital Trust 8.250% 04/15/27......      50,769
                                                   ----------
                                                      338,911
                                                   ----------
           COMMUNICATIONS (1.3%)
  50,000   GTE Corp. 7.830% 05/01/23.............      49,403
                                                   ----------
           FINANCIAL SERVICES (11.2%)
 120,000   Ahmanson Capital Trust I 8.360%
            12/01/26 (144A)......................     111,187
 100,000   Lehman Brothers Holdings 7.125%
            09/15/03.............................     103,436
 100,000   Merrill Lynch & Co. NT 7.000%
            04/27/08.............................     102,160
 100,000   Zurich Capital Trust (144A) 8.376%
            06/01/37.............................     101,955
                                                   ----------
                                                      418,738
                                                   ----------
           FOOD & RELATED (2.7%)
 100,000   Philip Morris Co. Inc. 7.125%
            08/15/02.............................     102,119
                                                   ----------
           FORESTRY & PAPER PRODUCTS (0.7%)
  25,000   Fort James Corp.
           6.625% 09/15/04.......................      24,863
                                                   ----------
           REAL ESTATE & LEASING (6.0%)
  50,000   EOP Operating Ltd. Partner 6.763%
            06/15/07.............................      49,734
 100,000   Spieker Properties LP 7.125%
            12/01/06.............................     101,701
  75,000   Spieker Properties LP 7.350%
            12/01/17.............................      70,512
                                                   ----------
                                                      221,947
                                                   ----------
           RETAIL (7.1%)
 100,000   Federated Dept. Stores 8.500%
            06/15/03.............................     105,487
  50,000   May Department Stores Co. 7.900%
            10/15/07.............................      54,029
  50,000   May Department Stores Co. 7.625%
            08/15/13.............................      53,633
  50,000   Sears Roebuck Acceptance Global 7.000%
            06/15/07.............................      50,528
                                                   ----------
                                                      263,677
                                                   ----------
           UTILITIES (2.8%)
 100,000   Duke Power Co. 7.875% 05/01/24........     103,113
                                                   ----------
           TOTAL LONG-TERM BONDS & NOTES (59.5%)
            (COST $2,197,352)....................  $2,216,100
                                                   ----------

                        REAL ESTATE                  MARKET
 SHARES              INVESTMENT TRUSTS               VALUE
-------------------------------------------------------------
   2,500   Bedford Property Invs. Inc. ..........  $   52,375
   2,000   Developers Divers Realty Corp. .......      36,760
   1,000   Duke-Weeks Realty Corp................      24,850
   1,000   Equity Residential Props..............      56,550
   1,000   Franchise Finance Corp. ..............      25,110
   1,500   Glimcher Realty Trust SBI.............      26,850
   1,603   Healthcare Realty Trust Inc. .........      42,158
   1,000   Home Properties of NY Inc. ...........      30,100
     190   Hospitality Properties Trust..........       5,415
   2,000   Lasalle Hotel Properties..............      35,640
   2,500   Liberty Property Trust................      74,000
   1,000   Mills Corp. ..........................      24,600
   2,000   New Plan Excel Realty Trust...........      30,600
   1,000   Post Properties Inc. .................      37,850
   3,000   Prentiss Properties Invs. Inc. .......      78,900
   4,000   RFS Hotels Invs Inc. .................      63,160
   1,200   Sovran Self Storage...................      32,844
                                                   ----------
                                                      677,762
                                                   ----------
           TOTAL REAL ESTATE INVEST. TRUSTS
            (18.2%) (COST $609,815)..............  $  677,762
                                                   ----------

                         CLOSED-END                  MARKET
 SHARES             INVESTMENT COMPANIES             VALUE
-------------------------------------------------------------
   6,500   Aberdeen Asia-Pacific Prime Inc. .....  $   26,715
   6,900   Aberdeen Commonwealth Fund............      61,410
                                                   ----------
           TOTAL INVESTMENT COMPANIES (2.4%)
            (COST $113,785)......................  $   88,125
                                                   ----------

                                                     MARKET
 SHARES                 COMMON STOCK                 VALUE
-------------------------------------------------------------
           FOOD & RELATED (1.8%)
     400   Heinz H J Co. ........................  $   16,356
   1,000   Philip Morris Cos. Inc. ..............      50,750
                                                   ----------
                                                       67,106
                                                   ----------
           TRANSPORTATION (0.2%)
     500   Nordic American Tanker................       8,590
                                                   ----------
           UTILITIES (1.8%)
     500   DTE Energy Company....................      23,220
   1,500   Xcel Energy Inc. .....................      42,675
                                                   ----------
                                                       65,895
                                                   ----------
           TOTAL COMMON STOCK (3.8%) (COST
            $122,548)............................  $  141,591
                                                   ----------

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           COMMUNICATIONS (1.6%)
   2,500   MCI Capital 8% Series A...............  $   60,627
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (3.8%)
   1,500   Citigroup Cap I 8% 9/30/36............  $   37,635
   1,000   Household Capital.....................      27,660
   2,000   Morgan Stanley Dean Witter 8%.........      10,420
     700   MSDW Capital Trust 7.1%...............      17,346
   2,000   PLC Capital Trust I 8.25%.............      49,820
                                                   ----------
                                                      142,881
                                                   ----------
           OIL, ENERGY & NATURAL GAS (1.3%)
   2,000   Enron Capital Trust I 8.3%............      50,040
                                                   ----------
           REAL ESTATE & LEASING (1.4%)
   2,000   Kimco Realty Corp. 8.5%...............      50,200
                                                   ----------
           UTILITIES (1.7%)
   2,500   Alabama Power Capital Tr II 7.6%......      62,300
                                                   ----------
           TOTAL PREFERRED STOCK (9.8%) (COST
            $373,132)............................  $  366,048
                                                   ----------

  FACE                                               MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (4.0%)
$150,000   Firstar 3.150% 07/02/01 repurchase
            price $150,039 collateralized by FHR
            Market Value: ($152,992) Face Value:
            ($208,193) Due: 03/15/25 Interest:
            6.000%...............................  $  150,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (4.0%)
            (COST $150,000)......................  $  150,000
                                                   ----------
           TOTAL HOLDINGS (97.7%) (COST
            $3,566,632) (A)......................  $3,639,626
                                                   ----------
           CASH & RECEIVABLES, NET OF LIABILITIES
            (2.3%)...............................      83,938
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $3,723,564
                                                   ==========

---------------

   (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $213,142 or 5.7% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $3,566,632)...............  $3,639,626
  Receivable for fund shares sold............      64,011
  Dividends & accrued interest receivable....      41,494
  Other......................................         272
                                               ----------
    Total assets.............................   3,745,403
                                               ----------
Liabilities:
  Cash overdraft.............................       1,160
  Payable for investment management services
    (note 3).................................       2,415
  Other accrued expenses.....................      18,264
                                               ----------
    Total liabilities........................      21,839
                                               ----------
Net assets at market value...................  $3,723,564
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  408,896
  Paid-in capital in excess of par value.....   3,704,987
  Accumulated net realized loss on
    investments..............................    (524,106)
  Net unrealized appreciation on
    investments..............................      72,994
  Undistributed net investment income........      60,793
                                               ----------
Net assets at market value...................  $3,723,564
                                               ==========
Shares outstanding (note 4)..................     408,896
Net asset value per share....................  $     9.11
                                               ==========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest.....................................  $ 74,202
  Dividends....................................    58,219
                                                 --------
    Total investment income....................   132,421
                                                 --------
Expenses:
  Management fees (note 3).....................    13,948
  Custodian fees (note 3)......................     2,393
  Directors' fees (note 3).....................        65
  Professional fees............................     3,841
  Accounting and transfer agent fees...........     3,448
  Printing fees................................       304
  Filing fees..................................       148
  Conversion expense...........................       479
  Other........................................        24
                                                 --------
    Total expenses.............................    24,650
                                                 --------
    Net investment income......................   107,771
                                                 --------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments...........    (1,465)
  Net change in unrealized appreciation/
    (depreciation) on investments..............   139,175
                                                 --------
      Net gain on investments..................   137,710
                                                 --------
      Net increase in net assets from
         operations............................  $245,481
                                                 ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................     $  107,771         $  216,752
  Realized loss on investments..............................         (1,465)          (133,915)
  Unrealized appreciation on investments....................        139,175            271,144
                                                                 ----------         ----------
      Net increase in assets from operations................        245,481            353,981
                                                                 ----------         ----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (55,350)          (223,843)
                                                                 ----------         ----------
From capital share transactions (note 4):
  Received from shares sold.................................        357,510            182,586
  Received from dividends reinvested........................         55,350            223,843
  Paid for shares redeemed..................................       (197,595)          (313,446)
                                                                 ----------         ----------
      Increase in net assets derived from capital share
       transactions.........................................        215,265             92,983
                                                                 ----------         ----------
         Increase in net assets.............................        405,396            223,121
Net Assets:
  Beginning of period.......................................      3,318,168          3,095,047
                                                                 ----------         ----------
  End of period (a).........................................     $3,723,564         $3,318,168
                                                                 ==========         ==========
(a) Includes undistributed net investment income of.........     $   60,793         $    8,372
                                                                 ==========         ==========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $ 8.63          $ 8.29     $ 9.34     $10.16     $10.00
Income (loss) from investment operations:
  Net investment income....................................         0.29            0.59       0.65       0.68       0.71
  Net realized & unrealized gain (loss) on investments.....         0.33            0.34      (1.07)     (0.82)      0.13
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........         0.62            0.93      (0.42)     (0.14)      0.84
                                                                  ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income.....................        (0.14)          (0.59)     (0.63)     (0.68)     (0.67)
  Distributions from net realized capital gains............         0.00            0.00       0.00       0.00      (0.01)
                                                                  ------          ------     ------     ------     ------
    Total distributions....................................        (0.14)          (0.59)     (0.63)     (0.68)     (0.68)
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $ 9.11          $ 8.63     $ 8.29     $ 9.34     $10.16
                                                                  ======          ======     ======     ======     ======
Total return...............................................         7.21%(b)       11.90%     (4.81)%    (1.42)%     8.74%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         1.42%(a)        1.47%      1.27%      1.18%      1.30%(a)
  Ratio of net investment income to average net assets.....         6.19%(a)        6.98%      7.23%      7.12%      7.04%(a)
Portfolio turnover rate....................................            7%             28%        53%       104%       102%
Net assets at end of period (millions).....................       $  3.7          $  3.3     $  3.1     $  4.0     $  3.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO

 OBJECTIVE

The Firstar Growth & Income seeks to provide both reasonable income and long-term capital appreciation by investing in income producing securities, including dividend paying common and preferred stock as well as fixed income securities.
 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:

One-year                                    (9.77)%
Three-year                                  (1.26)%
Since inception (1/3/97)                     1.79%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The equity markets sold off sharply in the first three months of the year as the outlook for earnings continued to deteriorate. The second quarter provided some recovery with the S&P 500 generating its first positive quarterly return of 5.9% in five quarters. Overall, the equity markets, as measured by the S&P 500, returned (6.7)% the first half of the year. The S&P 500/BARRA Value index followed a similar pattern, earning (6.5)% in the first quarter and 4.4% in the second quarter for a six-month return of (2.5)%. The Firstar Growth and Income Portfolio followed suit with a negative first quarter return followed by a positive second quarter return of 3.31% and a year-to-date return of (9.47)%. The relative underperformance of the Firstar Growth and Income Portfolio, year-to-date, reflects in part the large disparity in performance between high quality and low quality stocks. Stocks rated C & D by Standard and Poor's, for example, outperformed A+ rated stocks by over 19 percentage points in the first six months of 2001. We continue to emphasize high quality large capitalization issues in the portfolio.

Corporate earnings growth continued to decelerate in the first half of 2001. We are projecting nearly a 20% drop in S&P 500 earnings in this year's second quarter, down from the 11% decline experienced in the first quarter and the 2% drop reported for the quarter ended December 31, 2000. The Federal Reserve Board's aggressive first half response to the weakening corporate earnings environment combined with easier year-over-year earnings comparisons is expected to end the market's "earnings recession" in late 2001 or early 2002. Importantly, the stock market has often discounted a turn in corporate profitability by approximately six months.

Currently, the Firstar Growth and Income Portfolio is overweight in the healthcare and consumer staples sectors and underweight in the financials and basic materials sectors relative to the portfolio's custom benchmark. The custom benchmark is an equally weighted combination of the Standard and Poor's 500 Index and the Standard and Poor's 500/ BARRA Value Index. The portfolio remains broadly diversified across economic sectors. We expect above-average stock price volatility and sector rotation to continue due to the uncertain economic and earnings environment. The portfolio will continue to emphasize those sectors and issues that we feel will experience superior earnings growth relative to their equity valuations.
 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                FIRSTAR GROWTH & INCOME
                                                 PORTFOLIO (COMMENCED       LEHMAN BROS. GOVT./CORP.
                                              OPERATIONS JANUARY 3, 1997)             INDEX                   S&P 500 INDEX
                                              ---------------------------   ------------------------          -------------
12/96                                                     10000                        10000                       10000
6/97                                                      10531                        10283                       12060
12/97                                                   10969.1                      10786.9                       13336
6/98                                                    11253.2                      11156.9                     15697.7
12/98                                                   11289.2                      11691.3                     17146.7
6/99                                                    11670.8                      11623.5                     19269.4
12/99                                                   11488.7                      11736.2                     20755.1
6/00                                                    12005.7                      12112.9                     20665.8
12/00                                                   11966.1                      12922.1                     18863.8
6/01                                                    10832.9                        13364                     17599.9

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

The Lehman Brothers Govt/Corp. Index represents a market-weighted portfolio of high quality intermediate corporate and government bonds.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Exxon Mobil Corporation                  3.1
 2.  Citigroup Inc.                           3.0
 3.  General Electric                         2.7
 4.  Verizon Communications                   2.2
 5.  Microsoft Corp.                          2.0
 6.  SBC Communications                       1.8
 7.  Safeway Inc.                             1.7
 8.  American International Group             1.6
 9.  AOL Time Warner Inc.                     1.5
10.  General Dynamics                         1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Oil, Energy & Natural Gas               10.6
 2.  Banking                                  8.4
 3.  Telecommunications                       8.1
 4.  Food & Beverages                         6.4
 5.  Insurance Services                       6.2

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           ADVERTISING (0.1%)
     250   Interpublic Group of Cos. Inc. .......  $    7,338
                                                   ----------
           AEROSPACE (1.6%)
     100   Boeing................................       5,560
     875   General Dynamics Corp. ...............      68,084
                                                   ----------
                                                       73,644
                                                   ----------
           AUTOMOTIVE & RELATED (0.4%)
     800   Ford Motor Co. .......................      19,640
                                                   ----------
           BANKING (8.4%)
     975   Bank of New York Inc. ................      46,800
   2,616   Citigroup Inc. .......................     138,229
     400   Fifth Third Bancorp...................      24,020
   1,000   JP Morgan Chase & Co. ................      44,600
   1,075   Mellon Financial Corp. ...............      49,450
     375   Northern Trust Corp. .................      23,438
   1,400   Wells Fargo Co. ......................      65,002
                                                   ----------
                                                      391,539
                                                   ----------
           BROADCAST RADIO & TV (1.3%)
     475   *Clear Channel Communications.........      29,782
     675   *Comcast Corp CL A....................      29,295
                                                   ----------
                                                       59,077
                                                   ----------
           BUSINESS SERVICES (0.9%)
     850   Automatic Data Processing Inc. .......      42,245
                                                   ----------
           CHEMICALS (3.2%)
   1,475   Ecolab Inc. ..........................      60,431
     625   Millipore Corp. ......................      38,738
   1,100   Praxair Inc. .........................      51,700
                                                   ----------
                                                      150,869
                                                   ----------
           COMPUTER & RELATED (5.7%)
   1,312   *AOL Time Warner Inc. ................      69,536
   1,425   *Cisco Systems Inc. ..................      25,935
   1,750   *Dell Computer Corp. .................      45,762
     475   *EMC Corp. Massachusetts..............      13,799
     375   Intl. Business Machines...............      42,375
   1,200   *Sun Microsystems Inc. ...............      18,864
   1,650   *Sungard Data Systems Inc. ...........      49,517
                                                   ----------
                                                      265,788
                                                   ----------
           COMPUTER SOFTWARE (3.2%)
     425   Adobe Systems Inc. ...................      19,975
   1,275   *Microsoft Corp. .....................      93,075
     900   *Oracle Systems.......................      17,100
     100   *Siebel Systems Inc. .................       4,690
     250   *Veritas Software Corp. ..............      16,633
                                                   ----------
                                                      151,473
                                                   ----------
           CONSUMER PRODUCTS (2.1%)
     130   Avery Dennison Corp. .................       6,636
     650   Johnson & Johnson Co. ................      32,500
     725   Kimberly Clark........................      40,528
     275   Procter & Gamble......................      17,545
                                                   ----------
                                                       97,209
                                                   ----------

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           DELIVERY SERVICE (0.6%)
     475   United Parcel Service.................  $   27,455
                                                   ----------
           DRUGS/BIOTECHNOLOGY (5.1%)
     825   American Home Products Corp. .........      48,213
     950   Bristol-Myers Squibb Co. .............      49,685
     450   Lilly (Eli) & Co. ....................      33,300
     775   Merck & Co. Inc. .....................      49,530
   1,456   Pfizer Inc. ..........................      58,313
                                                   ----------
                                                      239,041
                                                   ----------
           ELECTRICAL EQUIPMENT (2.7%)
   2,625   General Electric......................     127,969
                                                   ----------
           ELECTRONICS/SEMICONDUCTORS (3.5%)
     150   *Analog Devices Inc. .................       6,487
     700   *Applied Materials Inc. ..............      34,370
   1,775   Intel Corp. ..........................      51,919
     450   *Micron Technology Inc. ..............      18,495
     100   *Novellus Systems Inc. ...............       5,679
   1,550   Texas Instruments Inc. ...............      48,825
                                                   ----------
                                                      165,775
                                                   ----------
           ENTERTAINMENT & LEISURE (1.4%)
   2,200   Carnival Corp. CL A...................      67,540
                                                   ----------
           ENVIRONMENTAL SERVICES (0.2%)
     250   *Waste Management Inc. ...............       7,705
                                                   ----------
           FINANCIAL SERVICES (4.8%)
   1,050   American Express Co. .................      40,740
   1,000   Federal Home Mtg. Corp. ..............      70,000
     200   Fannie Mae............................      17,030
     450   Legg Mason Inc. ......................      22,392
     850   Merrill Lynch & Co. ..................      50,363
     375   Morgan Stanley Dean Witter & Co. .....      24,086
                                                   ----------
                                                      224,611
                                                   ----------
           FOOD & BEVERAGES (6.4%)
   1,125   Anheuser-Busch Co. Inc. ..............      46,350
     225   Coca-Cola Co. ........................      10,125
     500   *Kraft Foods Inc. ....................      15,500
   1,150   PepsiCo Inc. .........................      50,830
     950   Philip Morris Co. Inc. ...............      48,212
   1,675   *Safeway Inc. ........................      80,400
   1,700   Sysco Corp. ..........................      46,155
                                                   ----------
                                                      297,572
                                                   ----------
           INSURANCE SERVICES (6.2%)
      75   AFLAC Corp. ..........................       2,362
     975   AMBAC Financial Group Inc. ...........      56,745
     862   American International Group..........      74,132
     600   Chubb Corp. ..........................      46,458
     600   MGIC Investment.......................      43,584
     650   Marsh & McLennan Cos. Inc. ...........      65,650
                                                   ----------
                                                      288,931
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           MEDIA & PUBLISHING (2.4%)
   1,075   McGraw-Hill Cos. Inc. ................  $   64,496
     957   *Viacom Inc. CL B.....................      49,525
                                                   ----------
                                                      114,021
                                                   ----------
           MEDICAL & RELATED (2.5%)
   1,200   Baxter Intl. Inc. ....................      58,800
   1,325   HCA - The Healthcare Co. .............      59,877
                                                   ----------
                                                      118,677
                                                   ----------
           OIL, ENERGY & NATURAL GAS (9.9%)
     525   Apache Corp. .........................      26,644
     200   Anadarko Petroleum Corp. .............      10,806
     100   Chevron Corp. ........................       9,050
     550   Dynegy Inc. ..........................      25,575
     750   Enron Corp. ..........................      36,750
   1,660   Exxon Mobil Corp. ....................     145,001
   1,375   *Global Marine Inc. ..................      25,616
     700   *Nabors Industries Inc. ..............      26,040
     600   Ocean Energy Inc. ....................      10,470
     575   Phillips Petroleum Co. ...............      32,775
     625   Schlumberger Ltd. ....................      32,906
   2,175   USX-Marathon Group....................      64,184
     575   Williams Companies Inc. ..............      18,946
                                                   ----------
                                                      464,763
                                                   ----------
           RETAIL (4.8%)
     200   CVS Corp. ............................       7,720
     800   *Costco Wholesale Corp. ..............      32,864
     975   Gap Inc. .............................      28,275
     875   Home Depot............................      40,731
      75   *Kohls Corp. .........................       4,705
     875   Target Corp. .........................      30,275
     925   Wal-Mart Stores Inc. .................      45,140
   1,000   Walgreen Co. .........................      34,150
                                                   ----------
                                                      223,860
                                                   ----------
           TELECOMMUNICATIONS (7.1%)
     475   Alltel Corp. .........................      29,098
     975   *Broadwing Inc. ......................      23,839
     100   *Comverse Technology..................       5,710
     375   Corning Inc. .........................       6,266
     550   *JDS Uniphase Corp. ..................       6,875
   1,000   Qwest Communications Intl.............      31,870
   2,100   SBC Communications Inc. ..............      84,126
     500   *Sprint PCS Group.....................      12,075
   1,950   Verizon Communications................     104,325
      72   WorldCom Inc. - MCI Group.............       1,159
   1,800   *WorldCom Inc. - Worldcom Group.......      25,560
                                                   ----------
                                                      330,903
                                                   ----------

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           UTILITIES (2.8%)
     550   Constellation Energy Group............  $   23,430
     925   Duke Energy Corp. ....................      36,084
     825   Exelon Corp. .........................      52,899
     675   *Reliant Resources Inc. ..............      16,673
                                                   ----------
                                                      129,086
                                                   ----------
           TOTAL U.S. COMMON STOCK (87.3%) (COST
            $4,148,860)..........................  $4,086,731
                                                   ----------

                                                     MARKET
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           BERMUDA (2.1%)
           MANUFACTURING
   1,750   Tyco International Ltd. ..............  $   95,375
                                                   ----------
           CANADA (0.3%)
           TELECOMMUNICATIONS
   1,500   Nortel Networks Corp. ................      13,635
                                                   ----------
           FINLAND (0.4%)
           TELECOMMUNICATIONS
     875   Nokia Corp. ADR.......................      19,285
                                                   ----------
           SINGAPORE (0.3%)
           ELECTRONIC/SEMICONDUCTORS
     575   *Flextronics Intl. Ltd. ..............      15,013
                                                   ----------
           TOTAL FOREIGN COMMON STOCK (3.1%)
            (COST $187,132)......................  $  143,308
                                                   ----------
           TOTAL COMMON STOCK (90.4%) (COST
            $4,335,992)..........................  $4,230,039
                                                   ----------

                        REAL ESTATE                  MARKET
 SHARES              INVESTMENT TRUSTS               VALUE
-------------------------------------------------------------
   1,400   AMB Property Corp. ...................  $   36,064
                                                   ----------
           TOTAL REAL ESTATE INVESTMENT TRUSTS
            (0.8%) (COST $32,433)................  $   36,064
                                                   ----------

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           COMPUTER & RELATED (0.5%)
     425   *Electronic Data Systems Conv.........  $   22,397
                                                   ----------
           DRUGS/BIOTECHNOLOGY (0.9%)
   1,025   Pharmacia Corp. Conv..................      41,410
                                                   ----------
           OIL, ENERGY & NATURAL GAS (0.7%)
   1,075   Enron Corp. Notes 2002 Conv...........      34,443
                                                   ----------
           TOTAL PREFERRED STOCK (2.1%) (COST
            $101,578)............................  $   98,250
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                              MARKET
  AMOUNT               CONVERTIBLE BONDS              VALUE
------------------------------------------------------------
             TELECOMMUNICATIONS (0.3%)
$   10,000   Ciena Corp. 3.75% 02/01/08............  $ 7,637
    12,000   Corning Inc. Zero Coupon Contract
              11/08/15.............................    6,765
                                                     -------
                                                      14,402
                                                     -------
             TOTAL CONVERTIBLE BONDS (0.3%) (COST
              $19,021).............................  $14,402
                                                     -------

  FACE                                               MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (6.5%)
$303,000   Firstar 3.150% 07/02/01 repurchase
            price $303,080 collateralized by FHR
            Market Value: ($309,044) Face Value:
            ($420,549) Due: 03/15/25 Interest:
            6.000%...............................  $  303,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (6.5%)
            (COST $303,000)......................  $  303,000
                                                   ----------
           TOTAL HOLDINGS (100.1%) (COST
            $4,792,024) (A)......................  $4,681,755
                                                   ----------
           LIABILITIES, NET OF CASH & RECEIVABLES
            (-0.1%)..............................      (3,085)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $4,678,670
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $4,792,024)...............  $4,681,755
  Receivable for securities sold.............       6,671
  Receivable for fund shares sold............       8,579
  Dividends & accrued interest receivable....       2,407
  Other......................................         426
                                               ----------
    Total assets.............................   4,699,838
                                               ----------
Liabilities:
  Cash overdraft.............................       1,081
  Payable for investment management services
    (note 3).................................       8,721
  Other accrued expenses.....................      11,366
                                               ----------
    Total liabilities........................      21,168
                                               ----------
Net assets at market value...................  $4,678,670
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  467,483
  Paid-in capital in excess of par value.....   4,416,096
  Accumulated net realized loss on
    investments..............................     (95,324)
  Net unrealized depreciation on
    investments..............................    (110,268)
  Undistributed net investment income........         683
                                               ----------
Net assets at market value...................  $4,678,670
                                               ==========
Shares outstanding (note 4)..................     467,483
Net asset value per share....................  $    10.01
                                               ==========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest....................................  $   6,871
  Dividends...................................     23,793
                                                ---------
    Total investment income...................     30,664
                                                ---------
Expenses:
  Management fees (note 3)....................     20,170
  Custodian fees (note 3).....................      2,393
  Directors' fees (note 3)....................         65
  Professional fees...........................      3,843
  Accounting and transfer agent fees..........      2,456
  Printing fees...............................        304
  Filing fees.................................        148
  Conversion expense..........................        639
  Other.......................................         23
                                                ---------
    Total expenses............................     30,041
                                                ---------
    Net investment income.....................        623
                                                ---------
Realized & unrealized loss on investments:
  Net realized loss from investments..........    (31,407)
  Net change in unrealized appreciation/
    (depreciation) on investments.............   (408,039)
                                                ---------
      Net loss on investments.................   (439,446)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(438,823)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
FIRSTAR GROWTH & INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................     $      623         $      939
  Realized loss on investments..............................        (31,407)            (6,345)
  Unrealized appreciation (depreciation) on investments.....       (408,039)           122,977
                                                                 ----------         ----------
      Net increase (decrease) in assets from operations.....       (438,823)           117,571
                                                                 ----------         ----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................              0               (879)
                                                                 ----------         ----------
From capital share transactions (note 4):
  Received from shares sold.................................        976,018          1,248,272
  Received from dividends reinvested........................              0                879
  Paid for shares redeemed..................................       (372,807)          (157,722)
                                                                 ----------         ----------
      Increase in net assets derived from capital share
       transactions.........................................        603,211          1,091,429
                                                                 ----------         ----------
         Increase in net assets.............................        164,388          1,208,121
Net Assets:
  Beginning of period.......................................      4,514,282          3,306,161
                                                                 ----------         ----------
  End of period (a).........................................     $4,678,670         $4,514,282
                                                                 ==========         ==========
(a) Includes undistributed net investment income of.........     $      683         $       60
                                                                 ==========         ==========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $11.03          $10.62     $10.56     $10.65     $10.00
Income (loss) from investment operations:
  Net investment income....................................         0.00            0.00       0.12       0.37       0.32
  Net realized & unrealized gain (loss) on investments.....        (1.02)           0.41       0.06      (0.07)      0.64
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........        (1.02)           0.41       0.18       0.30       0.96
                                                                  ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income.....................         0.00            0.00      (0.12)     (0.35)     (0.31)
  Distributions from net realized capital gains............         0.00            0.00       0.00      (0.04)      0.00
                                                                  ------          ------     ------     ------     ------
    Total distributions....................................         0.00            0.00      (0.12)     (0.39)     (0.31)
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $10.01          $11.03     $10.62     $10.56     $10.65
                                                                  ======          ======     ======     ======     ======
Total return...............................................        (9.46)%(b)       3.86%      1.76%      2.92%      9.70%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         1.33%(a)        1.41%      1.39%      1.43%      1.54%(a)
  Ratio of net investment income to average net assets.....         0.03%(a)        0.02%      1.16%      3.53%      3.07%(a)
Portfolio turnover rate....................................           22%             99%       197%        81%        17%
Net assets at end of period (millions).....................       $  4.7          $  4.5     $  3.3     $  3.6     $  2.8

---------------

(a)Annualized.

(b)Calculated on an aggregate basis (not annualized).

 *Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 OBJECTIVE

The Relative Value Portfolio seeks the highest total return as is consistent with reasonable risk by investing in stocks deemed to represent characteristics with low volatility, above-average yields and are undervalued relative to the stocks comprising the S&P Composite Stock Index.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:
One-year                                    (0.70)%
Three-year                                   3.91%
Since inception (1/3/97)                    10.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The stock market has been driven so far this year by lower-quality stocks, which typically have poor sales and earnings histories or a weaker balance sheet. This is a reversal of the 2000 stock market when high-quality companies were dominant. Stocks have continued to suffer under the weight of corporate profit performance and weak economic growth and its impact.

During the first half of 2001 the Ohio National Relative Value Fund had excellent performance compared to its benchmark, the Standard & Poor's 500 Index. The large cap value fund generated a return of +.08% compared to the S & P 500 Index return of -6.70% for the six-month period ending June 30, 2001. Over the last twelve months value stocks have enjoyed a return to favor versus their growth counterparts. The Ohio National Relative Value Portfolio has outpaced its benchmark by over 14% for the twelve months ending June 30, 2001.

Strong performance by technology stocks, Microsoft Corporation and International Business Machines helped performance during the first half of 2001 along with an overweight in the Energy sector. Basic materials, Consumer cyclical, finance and utility stocks also added positive performance. Exposure to Healthcare stocks was reduced slightly as that sector declined in the first two quarters. The fund maintained a 2% cash position.

We believe that the markets have bottomed and will begin to improve in the third and fourth quarters. As the stock market anticipates economic recovery, it may move higher while negative earnings news is still, prevalent. Valuations now favor high-quality companies as their earnings have continued to advance while share prices have languished.

The combination of investor uncertainty, persistent Fed easing of credit conditions, a slowing in the rate of earnings deterioration, and more favorable equity valuations creates an environment for more favorable price performance.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[RELATIVE VALUE LINE GRAPH]

                                                                 RELATIVE VALUE PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                          S&P 500 INDEX
                                                              --------------------------------            -------------
12/96                                                                       10000                              10000
6/97                                                                        11628                              12060
12/97                                                                       12828                              13336
6/98                                                                      14213.4                            15697.7
12/98                                                                     15485.5                            17146.7
6/99                                                                      16959.8                            19269.4
12/99                                                                     16635.8                            20755.1
6/00                                                                      16056.9                            20665.8
12/00                                                                     15931.7                            18863.8
6/01                                                                      15944.4                            17599.9

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  International Business Machines         5.4
 2.  Citigroup, Inc.                         5.1
 3.  Broadwing, Inc.                         4.9
 4.  General Electric                        4.6
 5.  Intel Corp.                             4.5
 6.  Philip Morris Co. Inc.                  3.9
 7.  Texaco                                  3.8
 8.  Procter and Gamble                      3.4
 9.  Exxon Mobile                            3.3
10.  Bank of New York                        2.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Banking                                18.3
 2.  Oil, Energy & Natural Gas              11.3
 3.  Telecommunications                      9.9
 4.  Consumer Products                       9.9
 5.  Computer & Related                      7.5

---------------
* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           AEROSPACE (1.6%)
   4,812   Honeywell International Inc. ........  $   168,372
                                                  -----------
           AUTOMOTIVE & RELATED (2.0%)
   4,370   Ford Motor Co. ......................      107,284
   1,500   General Motors Corp. ................       96,525
                                                  -----------
                                                      203,809
                                                  -----------
           BANKING (18.3%)
   2,000   Bank of America Corp. ...............      120,060
   6,000   Bank of New York Inc. ...............      288,000
  10,000   Citigroup Inc. ......................      528,400
   6,930   First Financial Bancorp..............      118,364
   4,500   First Tennessee National Corp. ......      156,195
   2,000   JP Morgan Chase & Co. ...............       89,200
   4,000   Mellon Bank Corp. ...................      184,000
   3,500   North Fork Bancorp...................      108,500
   2,000   PNC Bank Corp. ......................      131,580
   2,000   TCF Financial Corp. .................       92,620
   2,000   Wells Fargo Company..................       92,860
                                                  -----------
                                                    1,909,779
                                                  -----------
           CHEMICALS (1.0%)
   3,000   Dow Chemical Co. ....................       99,750
                                                  -----------
           COMPUTER & RELATED (7.5%)
   5,000   Intl. Business Machines..............      565,000
   3,000   *Microsoft Corp. ....................      219,000
                                                  -----------
                                                      784,000
                                                  -----------
           CONSUMER PRODUCTS (9.9%)
   5,000   Gillette Co. ........................      144,950
   8,000   Philip Morris Co. Inc. ..............      406,000
   5,500   Procter & Gamble Co. ................      350,900
   2,000   Whirlpool Corp. .....................      125,000
                                                  -----------
                                                    1,026,850
                                                  -----------
           DRUGS/BIOTECHNOLOGY (5.8%)
   4,000   American Home Products Corp. ........      233,760
   3,500   Bristol-Meyers/Squibb Co. ...........      183,050
   2,900   Merck & Co. Inc. ....................      185,339
                                                  -----------
                                                      602,149
                                                  -----------
           ELECTRICAL EQUIPMENT (5.3%)
   9,900   General Electric Co. ................      482,625
   1,000   Johnson Controls Inc. ...............       72,470
                                                  -----------
                                                      555,095
                                                  -----------
           FORESTRY & PAPER PRODUCTS (0.9%)
   2,500   International Paper Co. .............       89,250
                                                  -----------
           ELECTRONICS/SEMICONDUCTORS (4.5%)
  16,000   Intel Corp. .........................      468,000
                                                  -----------
           FINANCIAL SERVICES (6.1%)
   4,500   American Express Co. ................      174,600
   5,613   Amsouth Bancorporation...............      103,784
   3,000   National City Corp. .................       92,340
   6,000   Union Planters Corp. ................      261,600
                                                  -----------
                                                      632,324
                                                  -----------

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           INSURANCE SERVICES (5.4%)
   5,000   Cincinnati Financial Corp. ..........  $   197,500
   6,500   KeyCorp..............................      169,325
  15,000   *Ohio Casualty Corp. ................      194,250
                                                  -----------
                                                      561,075
                                                  -----------
           OIL, ENERGY & NATURAL GAS (7.2%)
   3,960   Exxon Mobil Corp. ...................      345,906
   6,000   Texaco Inc. .........................      399,600
                                                  -----------
                                                      745,506
                                                  -----------
           RETAIL (1.6%)
   4,000   *Federated Department Stores.........      170,000
                                                  -----------
           STEEL (0.6%)
   5,000   AK Steel Holding Corp. ..............       62,700
                                                  -----------
           TELECOMMUNICATIONS (8.7%)
   8,000   AT&T Corp. ..........................      176,000
  21,000   *BroadWing Inc. .....................      513,450
   1,375   *JDS Uniphase Corp. .................       17,188
   3,660   Verizon Communications...............      195,810
                                                  -----------
                                                      902,448
                                                  -----------
           UTILITIES (5.4%)
   6,000   Cinergy Corp. .......................      209,700
   4,000   Duke Energy Corp. ...................      156,040
   4,000   TXU Corp. ...........................      192,760
                                                  -----------
                                                      558,500
                                                  -----------
           TOTAL U.S. COMMON STOCK (91.8%) (COST
            $7,748,221).........................  $ 9,539,607
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           CANADA (0.3%)
           TELECOMMUNICATIONS
   4,400   Nortel Networks Corp. ...............  $    39,996
                                                  -----------
           NETHERLANDS (1.7%)
           OIL, ENERGY & NATURAL GAS
   3,000   Royal Dutch Pete Co. NY Reg. 1.25....      174,810
                                                  -----------
           UNITED KINGDOM (0.9%)
           TELECOMMUNICATIONS
   1,000   Cable & Wireless PLC ADR.............       18,000
   3,500   Vodafone Group PLC ADR...............       78,225
                                                  -----------
                                                       96,225
                                                  -----------
           DRUGS/BIOTECHNOLOGY (1.1%)
   2,000   GlaxoSmithKline PLC..................      112,400
                                                  -----------
           OIL, ENERGY & NATURAL GAS (2.4%)
   4,920   BP PLC...............................      245,262
                                                  -----------
           TOTAL UNITED KINGDOM.................  $   453,887
                                                  -----------
           TOTAL FOREIGN COMMON STOCK (6.4%)
            (COST $647,683).....................  $   668,693
                                                  -----------
           TOTAL COMMON STOCK (98.2%) (COST
            $8,395,904).........................  $10,208,300
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (1.9%)
$201,000   Firstar 3.150% 07/02/01 repurchase
            price $201,053 collateralized by FHR
            Market Value: ($205,009) Face Value:
            ($278,978) Due: 03/15/25 Interest:
            6.000%..............................  $   201,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (1.9%)
            (COST $201,000).....................  $   201,000
                                                  -----------

  FACE                                              MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (CONTINUED)
           TOTAL HOLDINGS (100.1%) (COST
            $8,596,904) (A).....................  $10,409,300
                                                  -----------
           LIABILITIES, NET OF CASH &
            RECEIVABLES (-0.1%).................      (12,027)
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $10,397,273
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for federal income tax and financial reporting purposes. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.
PLC  Public Limited Company

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $8,596,904)..............  $10,409,300
  Dividends & accrued interest receivable...       14,140
  Other.....................................        1,124
                                              -----------
    Total assets............................   10,424,564
                                              -----------
Liabilities:
  Cash overdraft............................        3,037
  Payable for investment management services
    (note 3)................................        7,766
  Other accrued expenses....................       16,488
                                              -----------
    Total liabilities.......................       27,291
                                              -----------
Net assets at market value..................  $10,397,273
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $   686,807
  Paid-in capital in excess of par value....    7,964,007
  Accumulated net realized loss on
    investments.............................      (89,192)
  Net unrealized appreciation on
    investments.............................    1,812,395
  Undistributed net investment income.......       23,256
                                              -----------
Net assets at market value..................  $10,397,273
                                              ===========
Shares outstanding (note 4).................      686,807
Net asset value per share...................  $     15.14
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest....................................  $   1,041
  Dividends...................................    105,461
                                                ---------
    Total investment income...................    106,502
                                                ---------
Expenses:
  Management fees (note 3)....................     47,158
  Custodian fees (note 3).....................      2,400
  Directors' fees (note 3)....................        161
  Professional fees...........................      3,875
  Accounting and transfer agent fees..........      4,474
  Printing fees...............................        744
  Filing fees.................................        273
  Conversion expense..........................      1,637
  Other.......................................         23
                                                ---------
    Total expenses............................     60,745
                                                ---------
    Net investment income.....................     45,757
                                                ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain from investments..........    301,890
  Net change in unrealized appreciation/
    (depreciation) on investments.............   (363,075)
                                                ---------
      Net loss on investments.................    (61,185)
                                                ---------
      Net decrease in net assets from
         operations...........................  $ (15,428)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    45,757        $   109,564
  Realized gain (loss) on investments.......................        301,890           (211,489)
  Unrealized depreciation on investments....................       (363,075)          (410,712)
                                                                -----------        -----------
      Net decrease in assets from operations................        (15,428)          (512,637)
                                                                -----------        -----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (22,501)          (109,564)
  Capital gains distributions...............................              0                (59)
                                                                -----------        -----------
      Total dividends and distributions.....................        (22,501)          (109,623)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................        495,119          1,764,010
  Received from dividends reinvested........................         22,501            109,623
  Paid for shares redeemed..................................     (1,178,451)        (2,037,164)
                                                                -----------        -----------
    Decrease in net assets derived from capital share
     transactions...........................................       (660,831)          (163,531)
                                                                -----------        -----------
         Decrease in net assets.............................       (698,760)          (785,791)
Net Assets:
  Beginning of period.......................................     11,096,033         11,881,824
                                                                -----------        -----------
  End of period (a).........................................    $10,397,273        $11,096,033
                                                                ===========        ===========
  (a) Includes undistributed net investment income of.......    $    23,256        $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2001       ---------------------------------------
                                                               (UNAUDITED)         2000       1999       1998      1997*
                                                             ----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period.......................       $15.16          $15.98     $15.02     $12.68     $10.00
Income (loss) from investment operations:
  Net investment income....................................         0.06            0.15       0.13       0.15       0.16
  Net realized & unrealized gain (loss) on investments.....        (0.05)          (0.82)      1.01       2.48       2.66
                                                                  ------          ------     ------     ------     ------
    Total income (loss) from investment operations.........         0.01           (0.67)      1.14       2.63       2.82
                                                                  ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income.....................        (0.03)          (0.15)     (0.18)     (0.15)     (0.14)
  Distributions from net realized capital gains............         0.00            0.00       0.00      (0.14)      0.00
                                                                  ------          ------     ------     ------     ------
    Total distributions....................................        (0.03)          (0.15)     (0.18)     (0.29)     (0.14)
                                                                  ------          ------     ------     ------     ------
Net asset value, end of period.............................       $15.14          $15.16     $15.98     $15.02     $12.68
                                                                  ======          ======     ======     ======     ======
Total return...............................................         0.08%(b)       (4.23)%     7.43%     20.72%     28.28%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets..................         1.14%(a)        1.11%      1.06%      1.08%      1.18%(a)
  Ratio of net investment income to average net assets.....         0.86%(a)        0.96%      0.84%      1.19%      1.35%(a)
Portfolio turnover rate....................................            4%              7%         9%        54%         7%
Net assets at end of period (millions).....................       $ 10.4          $ 11.1     $ 11.9     $ 10.0     $  5.7

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Commenced operations on January 3, 1997

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 OBJECTIVE

The Blue Chip Portfolio seeks growth of capital and income by investing in securities of high quality companies.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:
One-Year                                     7.52%
Three-Year                                   3.19%
Since inception (5/1/98)                     3.03%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The first half of 2001 was disappointing for most equity market benchmarks, despite an active Federal Reserve Board that decreased short-term interest rates six times since January. Stocks rallied strongly after the first rate decrease in January, and then again in April after the fourth cut, but poor economic and corporate fundamentals weighed on investors' minds during the other four months. The S&P 500 Index declined 6.7%, while the Nasdaq Composite fell 12.4%. The markets shrugged off a 5% decline in first quarter operating profits for the S&P 500, and focused on the outlook for later in 2001. However, this outlook deteriorated rapidly as the second quarter progressed as second quarter profits for the S&P 500 are expected to be down 16% from year ago levels, and down 6% for all of 2001. Without strong results from the Energy and Utilities sectors, the profit outlook would be much bleaker. Market breadth was poor as only two of ten economic sectors generated positive results. Information Technology stocks performed the worst during the period and declined over 17%. Healthcare, which declined 15%, was the second worst performing sector. Given the dramatic decrease in the fundamentals of the Information Technology sector during the past six months, it is unclear whether the second quarter rally in these shares signaled the end of their fifteen-month decline or just a temporary reversal. Small- and mid-cap strategies continued their outperformance over large-cap strategies during the period, and growth strategies outperformed value strategies for the first time in a year during the second quarter.

The Ohio National Blue Chip Portfolio returned 0.26% during the first six months of 2001, and outperformed the S&P 500 Index which returned (6.70)%. The fund also outperformed the S&P/Barra Value Index which returned (2.41)% during the period. Aiding performance relative to the S&P 500 Index for the period were overweight positions in Utilities and Consumer Discretionary as well as an underweight position and favorable security selection in Information Technology (Computer Associates up 85%, Lexmark up 52%, IBM up 33%). Also aiding relative performance favorable security selection in Industrials (Cendant up 103%, H&R Block up 58%, Textron up 20%) and Financials (Bank of America up 34%, Loews Corp up 25%, Bear Stearns up 17%). Offsetting these positive influences on relative performance was an underweight position in Materials and unfavorable security selection in Healthcare (Schering-Plough down 36%, Bristol-Myers down 29%, Oxford Health down 28%) and Utilities (Montana Power down 29%, Edison International down 29%, El Paso down 16%).

We believe that the market's rotation back towards value investing that began fifteen months ago will continue due to the uncertainty surrounding the prospects for earnings in the Technology sector and the overall market. We believe that the struggle taking place in the equity markets between fiscal stimuli and deteriorating fundamentals across wide sectors of the economy favors valuation-sensitive strategies over momentum-based investing. Despite the under-performance of growth investing during the past year, historical valuation relationships still favor value strategies. The S&P Information Technology sector still trades at a price-to-earnings (P/E) ratio twice its twenty-year average, and the P/E ratio of the S&P/Barra Value Index is still at a 20% discount to its historical average relative to the S&P/Barra Growth Index. The April rally in Information Technology shares only served to increase valuations while fundamental deterioration continued to accelerate in many industries. We believe that investors have become reoriented with the concepts of risk and valuation, so the markets should be more balanced going forward. Our strategy is to identify leading companies with solid franchise values that are temporarily out of favor in the market. We will continue to add these undervalued leading companies to the portfolio and eliminate those with weakening fundamentals or overvaluation.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                              BLUE CHIP PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 1998)                 S&P 500 INDEX
                                                              -------------------------------             -------------
5/98                                                                        10000                              10000
6/98                                                                        10024                              10143
12/98                                                                     10254.6                            11079.2
6/99                                                                      11456.4                            12450.8
12/99                                                                     10860.6                            13410.8
6/00                                                                      10236.2                            13353.1
12/00                                                                     10977.3                            12188.7
6/01                                                                      11005.8                            11372.1

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.
 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Tyco International LTD                  2.3
 2.  Loews Corporation                       2.3
 3.  Verizon Communications                  2.2
 4.  H&R Block                               2.0
 5.  Healthcare Corporation                  2.0
 6.  Washington Mutual Inc.                  2.0
 7.  Cigna Corp                              2.0
 8.  Cendant Corporation                     1.9
 9.  First Data                              1.9
10.  Toys "R" Us Inc.                        1.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                       % of Net Assets
 1.  Insurance Services                     11.9
 2.  Oil, Energy & Natural Gas               8.8
 3.  Computer & Related                      8.1
 4.  Banking                                 7.7
 5.  Telecommunications                      7.3

---------------
* Composition of Portfolio subject to change.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           AEROSPACE (2.4%)
   2,100   Boeing Company.......................  $   116,760
   1,500   General Dynamics Corp. ..............      116,715
                                                  -----------
                                                      233,475
                                                  -----------
           AUTOMOTIVE & RELATED (2.1%)
   3,447   Ford Motor Co. ......................       84,624
     901   General Motors Corp. ................       57,979
   1,500   TRW Inc. ............................       61,500
                                                  -----------
                                                      204,103
                                                  -----------
           BANKING (7.7%)
   2,700   Bank of America Corp. ...............      162,081
   3,600   First Union Corp. ...................      125,784
   2,600   JP Morgan Chase & Company............      115,960
   2,500   PNC Financial Service Group..........      164,475
   5,250   Washington Mutual Inc. ..............      197,138
                                                  -----------
                                                      765,438
                                                  -----------
           BROADCAST RADIO & TV (0.8%)
   3,400   *Charter Communications Inc. ........       79,390
                                                  -----------
           BUSINESS SERVICES (3.8%)
   9,567   *Cendant Corp. ......................      186,557
   2,900   First Data Corp. ....................      186,325
                                                  -----------
                                                      372,882
                                                  -----------
           CHEMICALS-DIVERSIFIED (0.4%)
     900   Air Products & Chemicals Inc. .......       41,175
                                                  -----------
           COMPUTER & RELATED (8.1%)
   4,700   Compaq Computer Corp. ...............       72,803
   1,700   Computer Associates Intl. Inc. ......       61,200
   1,200   *Computer Sciences Corp. ............       41,520
   2,300   Electronic Data Systems Corp. .......      143,750
   2,300   Hewlett-Packard Co. .................       65,780
   1,400   Intl. Business Machines Co. .........      158,200
   1,600   *Lexmark Intl. Group CL A............      107,600
   2,700   *Novell Inc. ........................       15,363
   1,500   *Sun Microsystems Inc. ..............       23,580
   3,700   *Unisys Corp. .......................       54,427
     869   *Veritas Software Corp. .............       57,815
                                                  -----------
                                                      802,038
                                                  -----------
           CONSUMER PRODUCTS (1.9%)
   1,600   Kimberly-Clark Corp. ................       89,440
   1,900   Liz Claiborne Inc. ..................       95,855
                                                  -----------
                                                      185,295
                                                  -----------
           DRUGS/BIOTECHNOLOGY (4.5%)
   2,800   Abbott Laboratories..................      134,428
   2,200   Bristol-Myers Squibb Co. ............      115,060
   2,566   Pharmacia Corp. .....................      117,908
   1,900   Schering-Plough Corp. ...............       68,856
                                                  -----------
                                                      436,252
                                                  -----------
           ELECTRONICS/SEMICONDUCTORS (0.3%)
     800   *Micron Technology Inc. .............       32,880
                                                  -----------

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           ENTERTAINMENT & LEISURE (0.7%)
   1,435   *Viacom Inc. CL B....................  $    74,261
                                                  -----------
           FINANCIAL SERVICES (4.2%)
   2,502   Bear Stearns Co. Inc. ...............      147,542
   1,500   Countrywide Credit Ind. Inc. ........       68,820
   3,100   H & R Block Inc. ....................      200,105
                                                  -----------
                                                      416,467
                                                  -----------
           FOOD & RELATED (5.5%)
   2,900   Anheuser-Busch Cos. Inc. ............      119,480
   3,400   Philip Morris Co. Inc. ..............      172,550
   5,400   Sara Lee Corp. ......................      102,276
   5,400   UST Inc. ............................      155,844
                                                  -----------
                                                      550,150
                                                  -----------
           INSURANCE SERVICES (10.8%)
   4,500   Allstate Corp. ......................      197,955
   1,200   CIGNA Corp. .........................      114,984
   7,524   Conseco Inc. ........................      102,702
   2,800   Lincoln National Corp. ..............      144,900
   3,600   Loews Corp. .........................      231,948
   1,100   Marsh & McLennan Cos. Inc. ..........      111,100
   3,050   MBIA Inc. ...........................      169,824
                                                  -----------
                                                    1,073,413
                                                  -----------
           MACHINERY (0.7%)
   1,700   Ingersoll-Rand Co. ..................       70,040
                                                  -----------
           MANUFACTURING (1.7%)
     900   Minnesota Mining & Mfg. Co. .........      102,690
   1,200   Textron Inc. ........................       66,048
                                                  -----------
                                                      168,738
                                                  -----------
           MEDICAL & RELATED (5.6%)
   2,800   Baxter International Inc. ...........      137,200
  12,600   *Healthsouth Corp. ..................      201,222
   4,000   *Oxford Health Plans Inc. ...........      114,400
   1,700   United Health Group Inc. ............      104,975
                                                  -----------
                                                      557,797
                                                  -----------
           OIL, ENERGY & NATURAL GAS (7.5%)
   1,300   Chevron Corp. .......................      117,650
   2,900   Diamond Offshore Drilling............       95,845
   1,796   Exxon Mobil Corp. ...................      156,881
   1,100   Sunoco Inc. .........................       40,293
   1,100   Ultramar Diamond Shamrock............       51,975
   1,900   Unocol Corp..........................       64,885
   4,800   USX-Marathon Group...................      141,648
   2,300   Williams Cos. Inc. ..................       75,785
                                                  -----------
                                                      744,962
                                                  -----------
           RETAIL (6.5%)
   2,300   *Federated Department Stores.........       97,750
  10,600   *K Mart Corp. .......................      121,582
   2,100   Lowes Cos............................      152,355
   7,000   *Toys 'R' Us Inc. ...................      173,250
   2,000   Wal-Mart Stores Inc. ................       97,600
                                                  -----------
                                                      642,537
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           STEEL (0.9%)
   1,800   Nucor Corp. .........................  $    88,002
                                                  -----------
           TELECOMMUNICATIONS (7.3%)
   2,800   AT&T Corp. ..........................       61,600
   4,000   *Avaya Inc. .........................       54,800
   8,300   Lucent Technologies Inc. ............       51,460
   4,800   Motorola Inc. .......................       79,488
   3,200   SBC Communications Inc. .............      128,192
     700   Telephone & Data Systems.............       76,125
   4,030   Verizon Communications...............      215,605
   3,900   *Worldcom Inc. ......................       55,380
                                                  -----------
                                                      722,650
                                                  -----------
           UTILITIES (4.4%)
   5,400   *Edison International................       60,210
   1,768   El Paso Corporation..................       92,890
   3,500   Entergy Corp. .......................      134,365
   2,400   FPL Group Inc. ......................      144,504
                                                  -----------
                                                      431,969
                                                  -----------
           WASTE DISPOSAL (1.3%)
   4,152   Waste Management Inc. ...............      127,965
                                                  -----------
           TOTAL U.S. COMMON STOCK (89.1%) (COST
            $8,292,668).........................  $ 8,821,879
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           AUSTRALIA (1.5%)
           MEDIA & PUBLISHING (1.5%)
   4,700   News Corp. Ltd. ADR..................  $   152,280
                                                  -----------
           BERMUDA (2.3%)
           MANUFACTURING (2.3%)
   4,266   Tyco International Ltd. .............      232,497
                                                  -----------
           NETHERLANDS (0.9%)
           ELECTRICAL EQUIPMENT (0.9%)
   3,297   Koninklijke Phillips Electronics.....       87,140
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           UNITED KINGDOM (1.3%)
           OIL, ENERGY & NATURAL GAS (1.3%)
   2,500   BP PLC...............................  $   124,625
                                                  -----------
           TOTAL FOREIGN COMMON STOCK (6.0%)
            (COST $584,667).....................  $   596,542
                                                  -----------
           TOTAL COMMON STOCK (95.1%) (COST
            $8,877,335).........................  $ 9,418,421
                                                  -----------

                                                    MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           INSURANCE SERVICES (1.1%)
   1,100   *Metlife Capital Tr. 8% 5/15/03......  $   106,975
                                                  -----------
           TRANSPORTATION & RELATED (1.1%)
   2,400   Union Pacific 6.25% 4/1/28...........      114,300
                                                  -----------
           TOTAL PREFERRED STOCK (2.2%) (COST
            $183,364)...........................  $   221,275
                                                  -----------

  FACE                                              MARKET
 AMOUNT               LONG-TERM NOTES                VALUE
-------------------------------------------------------------
           BROADCAST RADIO & TV (0.6%)
$ 50,000   Charter Communications (144A) 5.750%
            10/15/05............................  $    61,687
                                                  -----------
           TOTAL LONG-TERM NOTES (0.6%) (COST
            $50,000)............................  $    61,687
                                                  -----------

 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (4.1%)
$405,000   Firstar 3.150% 07/02/01 repurchase
            price $405,106 collateralized by FHR
            Market Value: ($413,079) Face Value:
            ($562,120) Due: 03/15/25 Interest:
            6.000%..............................  $   405,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (4.1%)
            (COST $405,000).....................  $   405,000
                                                  -----------
           TOTAL HOLDINGS (102.0%) (COST
            $9,515,699) (A).....................  $10,106,383
                                                  -----------
           LIABILITIES, NET OF CASH &
            RECEIVABLES (-2.0%).................     (198,908)
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $ 9,907,475
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
   ADR (American depository receipt) represents ownership of foreign securities.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $61,687 or 0.6% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $9,515,699)..............  $10,106,383
  Receivable for securities sold............       31,299
  Receivable for fund shares sold...........        9,729
  Dividends & accrued interest receivable...       10,238
  Other.....................................          646
                                              -----------
    Total assets............................   10,158,295
                                              -----------
Liabilities:
  Cash overdraft............................        2,417
  Payable for securities purchased..........      224,055
  Payable for fund shares redeemed..........           17
  Payable for investment management services
    (note 3)................................        7,363
  Other accrued expenses....................       16,968
                                              -----------
    Total liabilities.......................      250,820
                                              -----------
Net assets at market value..................  $ 9,907,475
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $   928,080
  Paid-in capital in excess of par value....    8,622,590
  Accumulated net realized loss on
    investments.............................     (250,504)
  Net unrealized appreciation on
    investments.............................      590,685
  Undistributed net investment income.......       16,624
                                              -----------
Net assets at market value..................  $ 9,907,475
                                              ===========
Shares outstanding (note 4).................      928,080
Net asset value per share...................  $     10.68
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest....................................  $  10,207
  Dividends...................................     69,994
                                                ---------
    Total investment income...................     80,201
                                                ---------
Expenses:
  Management fees (note 3)....................     40,053
  Custodian fees (note 3).....................      2,380
  Directors' fees (note 3)....................        123
  Professional fees...........................      3,864
  Accounting and transfer agent fees..........      2,972
  Printing fees...............................        595
  Filing fees.................................        210
  Conversion expense..........................      1,073
  Other.......................................         12
                                                ---------
    Total expenses............................     51,282
                                                ---------
    Net investment income.....................     28,919
                                                ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments..........   (160,101)
  Net change in unrealized appreciation/
    (depreciation) on investments.............    180,567
                                                ---------
      Net gain on investments.................     20,466
                                                ---------
      Net increase in net assets from
         operations...........................  $  49,385
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................     $   28,919         $   35,638
  Realized loss on investments..............................       (160,101)           (76,294)
  Unrealized appreciation on investments....................        180,567            214,320
                                                                 ----------         ----------
      Net increase in assets from operations................         49,385            173,664
                                                                 ----------         ----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (12,727)           (35,220)
  Capital gains distributions...............................              0            (25,185)
                                                                 ----------         ----------
      Total dividends and distributions.....................        (12,727)           (60,405)
                                                                 ----------         ----------
From capital share transactions (note 4):
  Received from shares sold.................................      2,780,625          3,382,706
  Received from dividends reinvested........................         12,727             60,405
  Paid for shares redeemed..................................       (869,669)          (393,210)
                                                                 ----------         ----------
    Increase in net assets derived from capital share
     transactions...........................................      1,923,683          3,049,901
                                                                 ----------         ----------
         Increase in net assets.............................      1,960,341          3,163,160
Net Assets:
  Beginning of period.......................................      7,947,134          4,783,974
                                                                 ----------         ----------
  End of period (a).........................................     $9,907,475         $7,947,134
                                                                 ==========         ==========
  (a) Includes undistributed net investment income of.......     $   16,624         $      431
                                                                 ==========         ==========

 FINANCIAL HIGHLIGHTS

                                                                                      YEARS ENDED
                                                              SIX MONTHS ENDED       DECEMBER 31,
                                                               JUNE 30, 2001       -----------------      MAY 1, 1998 TO
                                                                (UNAUDITED)         2000       1999      DECEMBER 31, 1998
                                                              ----------------     ------     ------     -----------------
Per share data:
Net asset value, beginning of period........................       $10.66          $10.66     $10.22          $10.00
Income from investment operations:
  Net investment income.....................................         0.04            0.06       0.05            0.00
  Net realized & unrealized gain on investments.............         0.00            0.04       0.56            0.23
                                                                   ------          ------     ------          ------
    Total income from investment operations.................         0.04            0.10       0.61            0.23
                                                                   ------          ------     ------          ------
Less distributions:
  Dividends from net investment income......................        (0.02)          (0.06)     (0.05)          (0.01)
  Distributions from net realized capital gains.............         0.00           (0.04)     (0.12)           0.00
                                                                   ------          ------     ------          ------
    Total distributions.....................................        (0.02)          (0.10)     (0.17)          (0.01)
                                                                   ------          ------     ------          ------
Net asset value, end of period..............................       $10.68          $10.66     $10.66          $10.22
                                                                   ======          ======     ======          ======
Total return................................................         0.26%(b)        1.08%      5.86%           2.34%(b)
Ratios and supplemental data:
Ratios net of fees waived by advisor:
  Ratio of expenses to average net assets...................         1.17%(a)        1.25%      1.35%           1.84%(a,c)
  Ratio of net investment income to average net assets......         0.66%(a)        0.60%      0.53%           0.25%(a,c)
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................         1.17%(a)        1.25%      1.35%           2.26%(a,c)
Portfolio turnover rate.....................................           10%             35%        29%             32%
Net assets at end of period (millions)......................       $  9.9          $  7.9     $  4.8          $  2.9

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to reimburse certain expenses of the Blue Chip portfolio.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 OBJECTIVE

The Equity Income Portfolio seeks above-average income and capital appreciation by investing primarily in income-producing equity securities

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:
One Year                                    (21.03)%
Since inception (5/1/98)                      0.06%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The second quarter of 2001 witnessed an aggressive Federal Reserve continuing to reduce short-term interest rates, as the economy weakened further. The equity market was very strong in the month of April, as investors believed that the interest rate cuts might be sufficient to prevent further deterioration in the economy. May and June were more challenging months with company news across many sectors indicating that business conditions were still worsening. Best performing sectors throughout the quarter were those that would benefit from an economic recovery including Information Technology 12.5%, Industrials 11.3%, and Materials 10.8%.

The worst performing sector was Utilities (5.7)%, feeling the negative effects of declining natural gas prices and governmental intervention related to California's energy crisis. Other poorly performing sectors were Consumer Staples (1.9)% and Telecommunications Services (1.9)%, a sector plagued by poor fundamental prospects and increasing debt defaults by emerging carriers.

Ohio National Equity Income Portfolio returned 1.9% in the quarter, trailing the 4.4% return of the Lipper Equity VA Income Fund Average and the 5.9% return of the S&P 500 Index. On a year-to-date basis, the fund's (8.95)% return is somewhat behind the (6.7)% return of its S&P 500 benchmark index and still lags the (1.8)% return of the Lipper Equity VA Income Fund Average. Main detriments to performance have been the fund's blend style compared to the predominately value-oriented style used by the competitors. For the year-to-date, the S&P Barra Growth Index has returned (11.04)% while the S&P Barra Value Index has returned (2.41)%.

We have continued to upgrade the quality of holdings in the portfolio, with an emphasis on yield. Many of the recently purchased convertible securities yield well in excess of the average common stock, but should allow participation in the upside of the underlying common stock.

We believe that the returns in the market for the remainder of the year will be less heavily weighted toward either the growth or the value style than has been seen in recent years. As a fund comprised of high quality companies in a sector-neutral approach, and using a blend of both the value and growth styles, it should be well positioned for the environment ahead.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[EQUITY INCOME PORTFOLIO]

                                                                 EQUITY INCOME PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 1, 1998)            S&P 500 INDEX
                                                            ----------------------------------            -------------
5/98                                                                        10000                              10000
6/98                                                                         9993                              10143
12/98                                                                     10549.6                            11079.2
6/99                                                                      11642.6                            12450.8
12/99                                                                     12516.9                            13410.8
6/00                                                                      12628.3                            13353.1
12/00                                                                     10953.8                            12188.7
6/01                                                                      9973.43                            11372.1

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Exxon Mobil Corp.                      2.9
 2.  Baxter International Inc.              2.3
 3.  JP Morgan Chase and Company            2.3
 4.  Abbott Labs                            2.2
 5.  Amer Home Products Corp.               2.0
 6.  Pfizer Inc.                            2.0
 7.  Chevron Corp.                          2.0
 8.  Quaker Oats                            1.9
 9.  Pharmacia Corp.                        1.9
10.  Washington Mutual Inc                  1.6

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Drugs/Biotechnology                   10.9
 2.  Computer & Related                     8.5
 3.  Oil, Energy & Natural Gas              9.3
 4.  Banking                                8.8
 5.  Telecommunications                     5.9

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           AEROSPACE/DEFENSE (0.7%)
   1,300   Boeing................................  $   72,280
                                                   ----------
           AUTOMOTIVE & RELATED (0.9%)
   3,600   Ford Motor Co. .......................      88,380
                                                   ----------
           BANKING (7.2%)
   1,800   Bank of America Corp. ................     108,054
   3,400   Banc One Corp. .......................     121,720
   3,233   Citigroup Inc. .......................     170,832
   5,050   JP Morgan Chase & Co. ................     225,230
   1,900   Wells Fargo Co. ......................      88,217
                                                   ----------
                                                      714,053
                                                   ----------
           COMPUTER & RELATED (4.4%)
   5,600   Compaq Computers Corp. ...............      86,744
   1,100   Intl. Business Machines Corp. ........     124,300
   3,100   *Microsoft Corp. .....................     226,300
                                                   ----------
                                                      437,344
                                                   ----------
           CONSUMER PRODUCTS (1.8%)
   1,600   Johnson & Johnson Co. ................      80,000
   1,500   Proctor & Gamble......................      95,700
                                                   ----------
                                                      175,700
                                                   ----------
           DRUGS/BIOTECHNOLOGY (7.5%)
   4,500   Abbott Laboratories...................     216,045
   3,400   American Home Products Corp. .........     198,696
   2,700   Bristol-Meyer Squibb Co. .............     141,210
   4,925   Pfizer Inc. ..........................     197,246
                                                   ----------
                                                      753,197
                                                   ----------
           ELECTRICAL EQUIPMENT (4.4%)
   2,300   Emerson Electric Co. .................     139,150
   6,100   General Electric Co. .................     297,375
                                                   ----------
                                                      436,525
                                                   ----------
           ELECTRONICS/SEMICONDUCTORS (4.7%)
   2,900   *Applied Materials Inc. ..............     142,390
   6,200   Intel Corp. ..........................     181,350
   4,500   Texas Instruments.....................     141,750
                                                   ----------
                                                      465,490
                                                   ----------
           ENTERTAINMENT LEISURE (1.8%)
   6,100   Walt Disney Co. ......................     176,229
                                                   ----------
           FINANCIAL SERVICES (3.2%)
   2,100   Merrill Lynch & Co. ..................     124,425
   3,000   Morgan Stanley Dean Whitter...........     192,690
                                                   ----------
                                                      317,115
                                                   ----------
           FOOD & RELATED (3.1%)
   3,200   Anheuser-Busch Cos. Inc. .............     131,840
   2,100   Quaker Oats Co. ......................     191,625
                                                   ----------
                                                      323,465
                                                   ----------
           INSURANCE SERVICES (2.5%)
   1,300   American Intl. Group..................     111,800
   1,400   Marsh & McLennan Cos. Inc. ...........     141,400
                                                   ----------
                                                      253,200
                                                   ----------

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           MACHINERY (0.9%)
   2,227   Ingersoll Rand Co. ...................  $   91,752
                                                   ----------
           MEDICAL & RELATED (2.3%)
   4,600   Baxter International Inc. ............     225,400
                                                   ----------
           METALS & MINING (0.9%)
   2,200   Alcoa Inc. ...........................      86,680
                                                   ----------
           OIL, ENERGY & NATURAL GAS (4.9%)
   2,200   Chevron Corp. ........................     199,100
   3,260   Exxon Mobil Corp. ....................     284,761
                                                   ----------
                                                      483,861
                                                   ----------
           RETAIL (4.3%)
   3,276   Home Depot Inc. ......................     152,498
   3,900   Target Corp. .........................     134,940
   3,000   Wal-Mart Stores Inc. .................     146,400
                                                   ----------
                                                      433,838
                                                   ----------
           TELECOMMUNICATIONS (3.4%)
   2,200   Bell South Corp. .....................      88,594
   1,600   Qwest Communications Intl.............      50,992
   2,800   SBC Communications Inc. ..............     112,168
   1,700   Verizion Communications...............      90,950
                                                   ----------
                                                      342,704
                                                   ----------
           U.S. COMMON STOCK (58.9%) (COST
            $5,825,269)..........................  $5,877,213
                                                   ----------

                                                    MARKET
 SHARES              PREFERRED STOCKS               VALUE
------------------------------------------------------------
           BANKING (1.6%)
   3,000   Washington Mutual Inc. Unit Conv.....  $  160,125
                                                  ----------
           BROADCAST RADIO & TV (1.6%)
   2,800   Cox Communications Inc. Conv. Prides
            $.875...............................     162,400
                                                  ----------
           COMPUTERS & RELATED (1.7%)
   3,200   *Electronic Data Systems.............     168,640
                                                  ----------
           CONSUMER PRODUCTS (0.6%)
     700   Estee Lauder Aces Tr. Conv...........      56,437
                                                  ----------
           DRUGS/BIOTECHNOLOGY (1.9%)
   4,600   Pharmacia Corp. .....................     185,840
                                                  ----------
           FOOD & RELATED (1.5%)
   3,600   *Suiza Cap Trust Conv................     148,050
                                                  ----------
           INSURANCE SERVICES (1.5%)
   1,500   Metlife Capital Tr. I 8% 5/15/03.....     145,875
                                                  ----------
           OIL, ENERGY & NATURAL GAS (2.9%)
   2,000   Apache Corp. Conv....................      86,000
   2,200   *Calpine Cap. III Conv...............     123,200
   2,200   Coastal Corp. 6.625% 8/16/02 Conv....      78,562
                                                  ----------
                                                     287,762
                                                  ----------
           PAPER & FOREST PRODUCTS (1.3%)
   2,900   Intl. Paper Capital 5.25% Conv.......     126,875
                                                  ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
 SHARES              PREFERRED STOCKS               VALUE
------------------------------------------------------------
           REAL ESTATE (1.0%)
   2,100   Raytheon Co (Pride Like) Conv........  $  103,131
                                                  ----------
           TELECOMMUNICATIONS (2.5%)
   3,200   Amdocs Automatic Communications
            Conv................................     161,600
   1,700   *Quest Trends Trust Conv.............      89,038
                                                  ----------
                                                     250,638
                                                  ----------
           TRANSPORTATION (1.3%)
   2,800   Union Pacific Cap. Conv..............     133,350
                                                  ----------
           UTILITIES (2.0%)
   8,000   Duke Energy Corp. Conv...............     205,200
                                                  ----------
           TOTAL PREFERRED STOCKS (21.4%) (COST
            $2,175,941).........................  $2,134,323
                                                  ----------

  FACE                                               MARKET
 AMOUNT            CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
           ADVERTISING SERVICES (1.1%)
$ 60,000   Omnicom Group Inc. 2.250% 01/06/13....  $  107,100
                                                   ----------
           BUSINESS SERVICES (1.9%)
 250,000   *Cendant Corp. (144A) Zero Coupon due
            02/13/21.............................     185,000
                                                   ----------
           COMPUTER & RELATED (2.4%)
 200,000   *Hewlett-Packard Co. Zero Coupon due
            10/14/17.............................     109,500
  60,000   Peregrine Systems Inc. (144A) 5.500%
            11/15/07.............................      87,750
  30,000   Peregrine Systems 5.500% 11/15/07.....      43,875
                                                   ----------
                                                      241,125
                                                   ----------
           DRUGS/BIOTECHNOLOGY (1.5%)
 120,000   Amerisource Health (144A) 5.000%
            12/01/07.............................     154,500
                                                   ----------
           FINANCIAL SERVICES (0.5%)
 100,000   *Merrill Lynch Zero Coupon due
            05/23/31.............................      51,000
                                                   ----------

  FACE                                               MARKET
 AMOUNT            CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
           MEDIA & PUBLISHING (3.5%)
$100,000   Charter Communications (144A) 5.750%
            10/15/05.............................  $  123,375
  30,000   Charter Communications 5.750%
            10/15/05.............................      37,013
  80,000   Liberty Media/ Viacom (144A) 3.250%
            03/15/31.............................      90,100
 200,000   *News Corp Lyons (144A) Zero Coupon
            due 02/28/21.........................      99,000
                                                   ----------
                                                      349,488
                                                   ----------
           OIL, ENERGY, & NATURAL GAS (1.5%)
 120,000   Kerr-McGee Corp. 5.250% 02/15/10......     146,400
                                                   ----------
           UTILITIES (0.8%)
 160,000   Reliant Energy 2.309% 09/15/29........      81,600
                                                   ----------
           TOTAL CONVERTIBLE DEBENTURES (13.2%)
            (COST $1,332,519)....................  $1,316,213
                                                   ----------

  FACE                                               MARKET
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (4.8%)
$475,000   Firstar 3.150% 07/02/01 repurchase
            price $475,125 collateralized by FHR
            Market Value: ($484,475) Face Value:
            ($659,276) Due: 03/15/25 Interest:
            6.000%...............................  $  475,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (4.8%)
            (COST $475,000)......................  $  475,000
                                                   ----------
           TOTAL HOLDINGS (98.3%) (COST
            $9,808,729) (A)......................  $9,802,749
                                                   ----------
           CASH & RECEIVABLES, NET OF LIABILITIES
            (1.7%)...............................     173,394
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $9,976,143
                                                   ==========

---------------

     *  Non-income producing securities.
   (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $739,725 or 7.4% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $9,808,729)..............  $ 9,802,749
  Cash in bank..............................      105,334
  Receivable for securities sold............      262,410
  Receivable for fund shares sold...........          496
  Dividends & accrued interest receivable...       12,471
  Other.....................................          270
                                              -----------
    Total assets............................   10,183,730
                                              -----------
Liabilities:
  Payable for securities purchased..........      179,237
  Payable for fund shares redeemed..........        6,103
  Payable for investment management services
    (note 3)................................        9,216
  Other accrued expenses....................       13,031
                                              -----------
    Total liabilities.......................      207,587
                                              -----------
Net assets at market value..................  $ 9,976,143
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,026,710
  Paid-in capital in excess of par value....   10,605,197
  Accumulated net realized loss on
    investments.............................   (1,682,690)
  Net unrealized depreciation on
    investments.............................       (5,980)
  Undistributed net investment income.......       32,906
                                              -----------
Net assets at market value..................  $ 9,976,143
                                              ===========
Shares outstanding (note 4).................    1,026,710
Net asset value per share...................  $      9.72
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest....................................  $  27,603
  Dividends...................................     83,120
                                                ---------
    Total investment income...................    110,723
                                                ---------
Expenses:
  Management fees (note 3)....................     35,952
  Custodian fees (note 3).....................      2,380
  Directors' fees (note 3)....................        128
  Professional fees...........................      3,868
  Accounting and transfer agent fees..........      4,316
  Printing fees...............................        644
  Filing fees.................................        235
  Conversion expense..........................      1,257
  Other.......................................         14
                                                ---------
    Total expenses............................     48,794
                                                ---------
    Net investment income.....................     61,929
                                                ---------
Realized & unrealized loss on investments:
  Net realized loss from investments..........   (762,058)
  Net change in unrealized appreciation/
    (depreciation) on investments.............   (204,126)
                                                ---------
      Net loss on investments.................   (966,184)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(904,255)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    61,929        $    91,546
  Realized loss on investments..............................       (762,058)          (844,323)
  Unrealized depreciation on investments....................       (204,126)          (512,353)
                                                                -----------        -----------
      Net decrease in assets from operations................       (904,255)        (1,265,130)
                                                                -----------        -----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................        (29,023)           (91,580)
  Return of capital.........................................              0                (83)
                                                                -----------        -----------
      Total dividends and distributions.....................        (29,023)           (91,663)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      3,109,761          6,609,624
  Received from dividends reinvested........................         29,023             91,663
  Paid for shares redeemed..................................     (1,303,558)          (643,974)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      1,835,226          6,057,313
                                                                -----------        -----------
         Increase in net assets.............................        901,948          4,700,520
Net Assets:
  Beginning of period.......................................      9,074,195          4,373,675
                                                                -----------        -----------
  End of period (a).........................................    $ 9,976,143        $ 9,074,195
                                                                ===========        ===========
  (a) Includes undistributed net investment income of.......    $    32,906        $        --
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                                                      YEARS ENDED
                                                              SIX MONTHS ENDED       DECEMBER 31,
                                                               JUNE 30, 2001       -----------------      MAY 1, 1998 TO
                                                                (UNAUDITED)         2000       1999      DECEMBER 31, 1998
                                                              ----------------     ------     ------     -----------------
Per share data:
Net asset value, beginning of period........................       $10.70          $12.38     $10.53          $10.00
Income (loss) from investment operations:
  Net investment income.....................................         0.06            0.16       0.11            0.07
  Net realized & unrealized gain (loss) on investments......        (1.01)          (1.68)      1.85            0.53
                                                                   ------          ------     ------          ------
    Total income (loss) from investment operations..........        (0.95)          (1.52)      1.96            0.60
                                                                   ------          ------     ------          ------
Less distributions:
  Dividends from net investment income......................        (0.03)          (0.16)     (0.11)          (0.07)
                                                                   ------          ------     ------          ------
Net asset value, end of period..............................       $ 9.72          $10.70     $12.38          $10.53
                                                                   ======          ======     ======          ======
Total return................................................        (8.95)%(b)     (12.49)%    18.58%           5.92%(b)
Ratios and supplemental data:
Ratios net of fees waived by advisor:
  Ratio of expenses to average net assets...................         1.02%(a)        1.08%      1.28%           1.77%(a,c)
  Ratio of net investment income to average net assets......         1.30%(a)        1.32%      1.05%           1.04%(a,c)
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................         1.02%(a)        1.08%      1.28%           2.41%(a,c)
Portfolio turnover rate.....................................           54%             70%        50%             38%
Net assets at end of period (millions)......................       $ 10.0          $  9.1     $  4.4          $  2.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to reimburse certain expenses of the Equity Income portfolio.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 OBJECTIVE

The High Income Bond Portfolio seeks high current income by investing primarily in lower rated corporate debt obligations.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURNS:

One-year                                    (3.09)%
Since inception (5/1/98)                    (1.01)%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The high yield market barely outperformed the high quality bond market during the period ending June 30, 2001. For example, the Merrill Lynch High Yield Master II index returned 4.86% for the period while the Merrill Lynch Corporate & Government Master returned 3.32%. However, there were two very distinct periods within the six months. High yield got off to a fast start driven by the Federal Reserve's surprise January interest rate reduction. Strong equity markets, the hope for an improving economic situation and perceived attractive valuations for high yield bonds, led to a substantial high yield rally in January and February. Unfortunately, the rally was short lived as credit quality concerns continued to plague the high yield market with default rates remaining well above normal and credit downgrades far exceeding upgrades. Also, falling equity prices and continuing concerns among investors about the impact of slowing economies, both in the U.S. and abroad, negatively impacted the market. Finally, the high yield Telecommunications sector moved substantially lower in response to continuing defaults in the sector, operational disappointments, funding shortfalls and concerns over the well documented "fiber-glut". Within the high yield market, the bias toward quality was clearly seen with the higher quality BB-rated sector returning 8.51% while the B-rated sector returned (0.10)%.

The High Income Bond Portfolio returned 2.33%, underperforming the Merrill Lynch High Yield Master II Index of 4.86% during the period. The fund did outperform it's peer group, the Lipper Variable Annuity High Current Yield Fund Average, which returned 1.10%. The fund's overweight in B-rated securities and underweight in BB-rated securities was the primary cause of the fund's underperformance. The fund's overweight in zero coupon step-up bonds also negatively impacted performance. The fund's position in the Telecommunications sector negatively impacted returns as holdings in Level 3 Communications, Inc., Global Crossing Holdings, Ltd., XO Communications and Mcleod USA, Inc. fell in a weak overall Telecommunications market and Telecommunications positions in Viatel, Inc., PSINet, Inc., Winstar Communications, Inc. and Teligent, Inc. defaulted during the period. Other positions, which underperformed the overall market, were NTL, Inc. and Polymer Group. On the positive side, previously defaulted positions in Genesis Healthcare and Regal Cinemas, Inc. outperformed the overall market, as did positions in Agrilink Foods, Inc., Charter Communications, Intermedia Communications, United Industries and Allied Waste.

From a portfolio perspective, we have considerably reduced exposure to the wireline Telecommunications sector, as these companies continue to face near term execution issues. We have maintained exposure on the wireless side of Telecommunications (i.e. cell phones) as we believe the outlook there is brighter. Overall, Telecommunications remains a large exposure in the fund although we are underweighted compared to the index. Also, two large Telecommunications holdings, Voicestream Wireless and Intermedia Communications, benefited from mergers over the past several months, reducing the volatility of the respective securities. We continue to have a bias toward companies with stable operating outlooks. We would like to modestly increase quality while still being an optimistic purchaser of more aggressive situations that will benefit from, what we believe, will be an improving economy into 2002.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                            HIGH INCOME BOND PORTFOLIO
                                                         (COMMENCED OPERATIONS MAY 1, 1998)   MERRILL LYNCH HIGH-YIELD BOND INDEX
                                                         ----------------------------------   -----------------------------------
5/98                                                                     10000                                10000
6/98                                                                     10090                                10118
12/98                                                                  9958.83                                10036
6/99                                                                     10172                                10312
12/99                                                                  10157.7                              10293.5
6/00                                                                    9963.7                              10198.8
12/00                                                                  9435.62                               9774.5
6/01                                                                   9655.47                              10249.6

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch High Yield Bond is an index consisting of all domestic and Yankee high-yield bonds with a minimum outstanding amount of $100 million and maturing over 1 year. The quality range is less than BBB-/Baa3 but not in default (DDD1 or less). Split-rated issues (investment grade by one rating agency and high-yield by another) are included in this index based on the bond's corresponding composite rating.

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Charter Communications H Sr.
     Disc. Note 0% 04/01/11                  1.9
 2.  Nextel Communications 9.375%
     11/15/09                                1.8
 3.  Premier Parks 4/1/08                    1.7
 4.  GS Escrow Corp. 7.125% 8/1/05           1.6
 5.  Tenet Healthcare Corp. 8.125%
     12/1/08                                 1.6
 6.  Allied Waste NA 7.625% 1/1/06           1.6
 7.  Allied Waste NA 10% 8/1/09              1.5
 8.  Calpine Corp. Sr. Notes 8.5%
     2/15/11                                 1.5
 9.  Lear Corp. 8.11% 5/15/09                1.4
10.  CSC Holdings Inc. 9.25% 11/1/05         1.3

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                     % of Net Assets
 1.  Telecommunications                    12.8
 2.  Cable TV                               9.9
 3.  Medical & Related                      8.0
 4.  Consumer Products                      5.8
 5.  Utilities                              4.9

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AEROSPACE (0.9%)
$   50,000   Alliant Techsystems Inc. (144A)
              8.500% 05/15/01...................  $    50,750
    50,000   Anteon Corp. 12.000% 05/15/09......       48,750
    50,000   Fairchild Corp. 10.750% 04/15/09...       40,250
                                                  -----------
                                                      139,750
                                                  -----------
             AUTOMOTIVE & RELATED (3.5%)
    50,000   Accuride Corp. 9.250% 02/01/08.....       33,250
    50,000   Aftermarket Technology Series D
              12.000% 08/01/04..................       50,250
   100,000   American Axle & Mfg. Inc. 9.750%
              03/01/09..........................      100,250
    50,000   Arvin Industries Inc. 7.125%
              03/15/09..........................       44,607
    50,000   Hayes Lemmerz Intl. (144A) 11.875%
              06/15/06..........................       49,500
    50,000   J.L. French Automotive 11.500%
              06/01/09..........................       18,750
   225,000   Lear Corp. Co. 8.110% 05/15/09.....      224,663
    50,000   Motor Couch Ind. Intl. Inc. 11.250%
              05/01/09..........................       20,250
                                                  -----------
                                                      541,520
                                                  -----------
             BANKING (1.6%)
   250,000   GS Escrow Corp. 7.125% 08/01/05....      243,680
                                                  -----------
             BROADCAST RADIO & TV (3.0%)
    75,000   Acme Television 10.875% 09/30/04...       70,875
   150,000   *Fox/Liberty Networks LLC due
              08/15/07 0% till 08/01/02 then
              9.750%............................      142,875
   100,000   Loral Space & Communications Ltd.
              11.250% 01/15/07..................       40,500
   200,000   Sinclair Broadcast Group 8.750%
              12/15/07..........................      193,000
    50,000   XM Satellite Radio Inc. 14.000%
              03/15/10..........................       30,250
                                                  -----------
                                                      477,500
                                                  -----------
             BUILDING & CONSTRUCTION (1.3%)
    50,000   Formica Corp. 10.875% 03/01/09.....       30,250
    50,000   ISG Resources 10.000% 04/15/08.....       26,750
    50,000   MMI Products Inc. 11.250%
              04/15/07..........................       48,625
    50,000   NCI Building Systems Inc. Ser. B
              9.250% 05/01/09...................       46,000
    50,000   WCI Communities Inc. (144A)
              10.6250% 02/15/11.................       52,250
                                                  -----------
                                                      203,875
                                                  -----------
             BUSINESS EQUIPMENT & SERVICES (3.5%)
   100,000   Buhrmann US Inc. 12.250%
              11/01/09..........................       99,500
   100,000   *Crown Castle Intl. Corp. due
              05/15/11 0% till 05/15/04 then
              10.375%...........................       63,500
    50,000   Crown Castle Intl. Corp. 10.750%
              08/01/11..........................       48,500
   150,000   Crown Castle Intl. Corp. due
              08/01/11 0% till 08/01/04 then
              11.250%...........................       95,250
   150,000   Fisher Scientific Intl. 9.000%
              02/01/08..........................      149,250
   100,000   Sitel Corp. NT 9.250% 03/15/06.....       87,500
   100,000   *US Office Products Co. (144A)
              9.750% 06/15/08...................        2,500
                                                  -----------
                                                      546,000
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CABLE TV (9.9%)
$  200,000   CSC Holdings Inc. 9.250%
              11/01/05..........................  $   206,000
   300,000   *Charter Communications due
              01/15/11 0% till 01/15/06 then
              13.500%...........................      189,750
   425,000   *Charter Communications due
              04/01/11 0% till 04/01/04 then
              9.920%............................      292,188
   125,000   Diamond Cable Comm. due 02/15/07 0%
              till 02/15/02 then 10.750%........       76,875
   150,000   Echostar DBS Corp. 9.375%
              02/01/09..........................      150,375
   500,000   *NTL Inc. due 04/01/08 0% till
              04/01/03 then 9.750%..............      220,000
    75,000   *NTL Inc. due 10/01/08 0% till
              10/01/03 then 12.375%.............       33,375
   100,000   *Pegasus Satellite due 03/01/07 0%
              till 03/01/04 then 13.500%........       61,500
    50,000   Quebecor Media Inc. (144A) 11.125%
              07/15/11..........................       49,052
    50,000   Quebecor Media Inc. (144A) due
              7/15/11 0% till 07/01/06 then
              13.750%...........................       25,631
    50,000   *RCN Corp. Ser. B due 02/15/08 0%
              till 02/15/03 then 9.800%.........       13,750
   175,000   *Telewest Communications PLC
              11.000% 10/01/07..................      150,500
   175,000   *United Intl. Hdlg. Ser. B due
              02/15/08 0% till 02/15/03 then
              10.750%...........................       55,125
   200,000   *United Pan-Europe Communications
              due 08/01/09 0% till 08/01/04 then
              12.500%...........................       33,000
                                                  -----------
                                                    1,557,121
                                                  -----------
             CHEMICALS (2.8%)
    50,000   Foamex LP 13.500% 08/15/05.........       37,750
    50,000   Foamex LP 9.875% 06/15/07..........       32,750
    50,000   Huntsman ICI Chemicals 10.125%
              07/01/09..........................       49,750
    50,000   Lyondell Chemical Co. 9.625%
              05/01/07..........................       50,250
   150,000   Lyondell Chemical Co. 10.875%
              05/01/09..........................      150,375
   200,000   Polymer Group Inc. 8.750%
              03/01/08..........................       75,000
    50,000   Texas Petrochemicals Corp. 11.125%
              07/01/06..........................       44,750
                                                  -----------
                                                      440,625
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (5.8%)
$   75,000   Albecca Inc. 10.750% 08/15/08......  $    75,375
    50,000   American Greeting Corp. (144A)
              11.750% 07/15/08..................       48,750
   100,000   Amscan Holdings Inc. 9.875%
              12/15/07..........................       88,500
   100,000   Chattem Inc. Series B 8.875%
              04/01/08..........................       92,500
    75,000   Jostens Inc. 12.750% 05/01/10......       76,125
    50,000   Levi Strauss & Co. 11.625%
              01/15/08..........................       45,500
    50,000   Playtex Products Inc. (144A) 9.375%
              06/01/11..........................       51,250
   150,000   Revlon Consumer Products Corp.
              8.625% 02/01/08...................       68,250
    50,000   Royster-Clark Inc. 10.250%
              04/01/09..........................       40,000
   175,000   *Sealy Mattress Co. Ser. B due
              12/05/07 0% till 12/15/02 then
              10.875%...........................      144,375
    50,000   True Temper Sports Inc. Ser.B
              10.875% 12/01/08..................       51,250
   100,000   United Industries Corp. 9.875%
              04/01/09..........................       80,500
    50,000   Volume Services America 11.250%
              03/01/09..........................       47,250
                                                  -----------
                                                      909,625
                                                  -----------
             CONTAINERS (3.0%)
   150,000   Owens-Illinois Inc. 7.150%
              05/15/05..........................      111,750
    75,000   Owens-Illinois Inc. 8.100%
              05/15/07..........................       55,875
    75,000   Pliant Corp./Huntsman Packaging
              13.000% 06/01/10..................       57,375
    50,000   *Russell Stanley Holdings (144A)
              10.875% 02/15/09..................        7,750
    75,000   Sealed Air Corp. (144A) 8.750%
              07/01/08..........................       74,437
    75,000   Stone Container (144A) 9.750%
              02/01/11..........................       76,688
   100,000   Tenki-Plex Inc. 12.750% 06/15/10...       80,500
                                                  -----------
                                                      464,375
                                                  -----------
             CONGLOMERATES (0.3%)
    75,000   Eagle Pitcher Industries 9.375%
              03/01/08..........................       51,000
                                                  -----------
             ECOLOGICAL SERVICES & EQUIPMENT (3.1%)
   250,000   Allied Waste N.A. 7.625%
              01/01/06..........................      248,750
   225,000   Allied Waste N.A. 10.000%
              08/01/09..........................      232,875
                                                  -----------
                                                      481,625
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (2.4%)
    60,000   Amphenol Corp. 9.875% 05/15/07.....       63,300
    50,000   Fairchild Semiconductor 10.375%
              10/01/07..........................       48,625
    50,000   SCG Holding Corp. 12.000%
              08/01/09..........................       31,750
   100,000   Telecommunications Techniques
              9.750% 05/15/08...................       85,500
   150,000   Wesco Distribution Inc. 9.125%
              06/01/08..........................      143,250
                                                  -----------
                                                      372,425
                                                  -----------
             ENTERTAINMENT & LEISURE (1.7%)
   100,000   *Amf Bowling Worldwide Inc. (144A)
              12.250% 03/15/06..................        2,500
   325,000   *Premier Parks Inc. due 04/01/08 0%
              till 04/01/03 then 10.000%........      268,125
                                                  -----------
                                                      270,625
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FOOD & RELATED (3.6%)
$  125,000   Agrilink Foods Inc. 11.875%
              11/01/08..........................  $   113,750
   100,000   Carrols Corp. Co. 9.500%
              12/01/08..........................       88,500
   100,000   Constellation Brands Inc. (144A)
              8.000% 02/15/08...................      100,500
   100,000   Del Monte Foods Co. (144A) 9.25%
              05/15/11..........................      101,500
    50,000   Dominos Inc. 10.375% 01/15/09......       51,000
   100,000   Eagle Family Foods 8.750%
              01/15/08..........................       58,000
    50,000   Michael Foods (144A) 11.750%
              04/01/11..........................       51,500
                                                  -----------
                                                      564,750
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.6%)
    50,000   Georgia-Pacific Corp. 7.500%
              05/15/06..........................       49,856
    50,000   Riverwood Intl. Co. (144A) 10.625%
              08/01/07..........................       51,750
                                                  -----------
                                                      101,606
                                                  -----------
             HOTELS & LODGING (3.6%)
    50,000   Courtyard By Marriott II 10.750%
              02/01/08..........................       51,500
    75,000   Felcor Lodging LP (144A) 8.500%
              06/01/11..........................       72,000
   100,000   Florida Panthers Boca Resorts
              9.875% 04/15/09...................      104,500
   225,000   HMH Properties Inc. Series B 7.875%
              08/01/08..........................      213,750
    50,000   HMH Properties Inc. 8.450%
              12/01/08..........................       49,000
    75,000   Meristar Hospitality (144A) 9.125%
              01/15/11..........................       75,938
                                                  -----------
                                                      566,688
                                                  -----------
             INDUSTRIAL (0.6%)
   100,000   Unifax Investment Corp. 10.500%
              11/01/03..........................       94,500
                                                  -----------
             MACHINERY (1.9%)
   125,000   AGCO Corp. (144A) 9.500%
              05/01/08..........................      121,875
    50,000   Briggs & Stratton Corp. (144A)
              8.875% 03/15/11...................       49,883
   100,000   Columbus McKinnion Corp. 8.500%
              04/01/08..........................       89,500
    50,000   Simonds Inds. 10.250% 07/01/08.....       32,750
    50,000   WEC Co. (144A) 12.000% 07/15/09....        5,250
                                                  -----------
                                                      299,258
                                                  -----------
             MANUFACTURING (1.1%)
    50,000   Blount Inc. 13.000% 08/01/09.......       29,750
    50,000   Cabot Safety Corp. 12.500%
              07/15/05..........................       50,250
   100,000   Hexcel Corp. Series B 9.750%
              01/15/09..........................       99,000
                                                  -----------
                                                      179,000
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (8.0%)
$   75,000   Alliance Imaging Inc. (144A)
              10.3750% 04/15/11.................  $    76,875
   125,000   Columbia HCA Healthcare 6.910%
              06/15/05..........................      123,560
   100,000   Conmed Corp. 9.000% 03/15/08.......       98,500
    50,000   Davita Inc. (144A) 9.250%
              04/15/11..........................       51,500
    50,000   Hanger Orthopedic Group 11.250%
              06/15/09..........................       22,250
   125,000   HCA - The Health Care Co. 8.750%
              09/01/10..........................      133,750
   100,000   Hudson Respiratory Care Inc. 9.125%
              04/15/08..........................       50,500
   150,000   Kinetic Concepts Inc. 9.625%
              11/01/07..........................      137,250
    50,000   Magellan Health (144A) 9.375%
              11/15/07..........................       51,125
    50,000   Owen & Minor Inc. (144A) 8.500%
              07/15/11..........................       50,750
   250,000   Tenet Healthcare Corp. 8.125%
              12/01/08..........................      258,750
   125,000   Tenet Healthcare Corp. 9.250%
              09/01/10..........................      143,125
    50,000   Triad Hospitals (144A) 8.750%
              05/01/09..........................       51,000
                                                  -----------
                                                    1,248,935
                                                  -----------
             METAL & MINING (1.5%)
   100,000   Euramax Intl. PLC 11.250%
              10/01/06..........................       80,500
    50,000   Neenah Corp. Ser. B 11.125%
              05/01/07..........................       26,750
   100,000   Neenah Corp. Ser. F 11.125%
              05/01/07..........................       53,500
    50,000   *Republic Technologies (144A)
              13.750% 07/15/09..................        5,250
    75,000   Ryerson Tull Inc. 9.120%
              07/15/06..........................       68,625
                                                  -----------
                                                      234,625
                                                  -----------
             OIL, ENERGY & NATURAL GAS (2.8%)
    50,000   BRL Universal Equipment 8.875%
              02/15/08..........................       51,250
    75,000   Dresser Inc. (144A) 9.375%
              04/15/11..........................       77,625
    50,000   Forest Oil Corp. 10.500%
              01/15/06..........................       53,250
    50,000   Lone Star Technologies (144A)
              9.000% 06/01/11...................       49,000
    50,000   Pogo Production Co. 10.375%
              02/15/09..........................       54,000
   150,000   Triton Energy Ltd. 8.875%
              10/01/07..........................      155,250
                                                  -----------
                                                      440,375
                                                  -----------
             PRINTING & PUBLISHING (1.3%)
    75,000   Advanstar Communications 12.000%
              02/15/01..........................       75,750
    50,000   Garden State Newspapers Inc. 8.750%
              10/01/09..........................       48,750
    50,000   Primedia Inc. 8.875% 05/15/11......       47,250
    50,000   Ziff Davis Media Inc. 12.000%
              07/15/10..........................       29,750
                                                  -----------
                                                      201,500
                                                  -----------
             REAL ESTATE & LEASING (0.7%)
   100,000   Trizec Finance Ltd. 10.875%
              10/15/05..........................      104,500
                                                  -----------
             RENTAL AUTO/EQUIPMENT (1.2%)
    50,000   Nationsrent Inc. 10.375%
              12/15/08..........................       11,750
   125,000   United Rentals Inc. 10.750%
              4/15/08...........................      131,250
    50,000   United Rentals Inc. (144A) 9.000%
              04/01/09..........................       46,000
                                                  -----------
                                                      189,000
                                                  -----------

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             RETAIL (0.1%)
$   50,000   Community Distributors 10.250%
              10/15/04..........................  $    20,000
                                                  -----------
             TELECOMMUNICATIONS (12.8%)
   150,000   *AirGate PCS Inc. due 10/01/09 0%
              till 10/01/04 then 13.500%........       87,000
    50,000   Alamosa Delaware (144A) 12.500%
              02/01/11..........................       45,250
   175,000   *Alamosa PCS Hdlg. Inc. due
              02/15/10 0% till 02/15/05 then
              12.870%...........................       81,375
    50,000   American Tower Systems (144A)
              9.375% 02/01/09...................       47,250
    50,000   Asia Global Crossing 13.375%
              10/15/10..........................       39,250
   150,000   *Call-Net Enterprises Inc. due
              08/15/07 0% till 8/15/02 then
              9.270%............................       32,250
   100,000   *Call-Net Enterprises Inc. due
              05/15/09 0% till 05/15/04 then
              10.800%...........................       17,500
    50,000   Echostar Broadband Corp. 10.375%
              10/01/07..........................       50,250
   125,000   Global Crossing Hldgs. Ltd. 9.500%
              11/15/09..........................       96,250
   150,000   Intermedia Communications 8.600%
              06/01/08..........................      147,750
   300,000   Level 3 Communication Inc. 9.125%
              05/01/08..........................      127,500
   250,000   *McLeod USA Inc. due 03/01/07 0%
              till 03/01/02 then 10.500%........      136,250
   100,000   Millicom International 13.500%
              06/01/06..........................       88,500
   225,000   *Nextel Communications due 02/15/08
              0% till 02/15/03 then 9.950%......      142,875
   350,000   Nextel Communications 9.375%
              11/15/09..........................      278,250
   150,000   *Nextlink Communications due
              06/01/09 0% till 06/01/04 then
              12.250%...........................       21,750
    50,000   Psinet Inc. (144A) 11.000%
              08/01/09..........................        3,500
   100,000   Psinet Inc. (144A) 10.000%
              02/15/05..........................        7,000
   100,000   Rogers Cantel 8.800% 10/01/07......       96,500
    50,000   Rogers Wireless Inc. (144A) 9.625%
              05/01/11..........................       50,250
   100,000   *Tritel PCS Inc. due 05/15/09 0%
              till 05/15/04 then 12.750%........       64,000
   100,000   *Triton PCS Inc. due 05/01/08 0%
              till 05/01/03 then 11.000%........       80,500
    75,000   Triton PCS Inc. 9.375% 02/01/11....       73,125
   225,000   *Viatel Inc. due 04/15/08 0% till
              04/15/03 then 12.500% (144A)......        3,375
    50,000   VoiceStream Wireless 10.375%
              11/15/09..........................       57,313

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS (CONTINUED)
$  125,000   *VoiceStream Wireless Holdings due
              11/15/09 0% till 11/15/04 then
              11.875%...........................  $   100,781
   125,000   *Winstar Communications Inc. (144A)
              due 04/15/10 0% till 04/15/05 then
              14.750%...........................        1,563
   225,000   XO Communications due 04/15/08 0%
              till 04/15/03 then 9.450%.........       37,125
                                                  -----------
                                                    2,014,282
                                                  -----------
             TEXTILES & RELATED (0.5%)
   100,000   GFSI Inc. Series B 9.625%
              03/01/07..........................       76,000
    75,000   *Glenoit Corp. (144A) 11.000%
              04/15/07..........................        1,875
    50,000   *Pillowtex Corp. (144A) 10.000%
              11/15/06..........................        1,750
                                                  -----------
                                                       79,625
                                                  -----------
             TRANSPORTATION & EQUIPMENT (2.4%)
   100,000   Allied Holdings Inc. 8.625%
              10/01/07..........................       67,500
   100,000   *Gearbulk Holding Ltd. 11.250%
              12/01/04..........................      102,500
   150,000   Stena Line AB 10.500% 12/15/05.....      148,500
    50,000   Teekay Shipping Corp. (144A) 8.875%
              07/15/11..........................       50,875
                                                  -----------
                                                      369,375
                                                  -----------
             UTILITIES (4.9%)
   150,000   Caithness Coso Fund Corp. 9.050%
              12/15/09..........................      147,000
   250,000   Calpine Corp. 8.500% 02/15/11......      241,708
    50,000   CMS Energy Corp. 7.500% 01/15/09...       46,851
   100,000   CMS Energy Corp. 8.500% 04/15/11...       98,203
    75,000   CMS Energy Corp. 8.900% 07/15/08...       75,120
   100,000   El Paso Electric Co. 9.400%
              05/01/11..........................      108,122
    50,000   *Niagara Mohawk Power Series H due
              07/01/10 0% till 07/01/03 then
              8.500%............................       43,282
                                                  -----------
                                                      760,286
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (90.4%) (COST $16,680,728)........  $14,168,051
                                                  -----------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             BROADCAST RADIO & TV (0.2%)
       375   Sinclair Capital...................  $    35,344
                                                  -----------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             PRINTING & PUBLISHING (1.2%)
     1,300   Primedia Inc. Series H.............  $   102,050
     1,000   Primedia Inc. .....................       82,500
                                                  -----------
                                                      184,550
                                                  -----------
             TOTAL PREFERRED STOCKS (1.4%) (COST
              $242,366).........................  $   219,894
                                                  -----------

                                                    MARKET
  SHARES                  WARRANTS                   VALUE
-------------------------------------------------------------
        75   Jostens Inc. ......................  $     1,518
        50   Metricom Inc. .....................            1
        75   Pliant Corp. ......................           75
        50   Republic Technology................            1
        50   XM Satellite Radio.................        1,012
                                                  -----------
             TOTAL WARRANTS (0.0%)..............  $     2,607
                                                  -----------

   FACE                                             MARKET
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL (7.2%)
$1,134,000   Firstar 3.150% 07/02/01 repurchase
              price $1,134,298 collateralized by
              FHR Market Value: ($,1,156,620)
              Face Value: ($1,573,936) Due:
              03/15/25 Interest: 6.000%.........  $ 1,134,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (7.2%)
              (COST $1,134,000).................  $ 1,134,000
                                                  -----------
             TOTAL HOLDINGS (99.0%) (COST
              $18,057,094) (A)..................  $15,524,552
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (1.0%)................      151,407
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $15,675,959
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,793,067 or 11.4% of total net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $18,057,094).............  $15,524,552
  Receivable for securities sold............      107,089
  Receivable for fund shares sold...........          413
  Dividends & accrued interest receivable...      283,892
  Other.....................................          588
                                              -----------
    Total assets............................   15,916,534
                                              -----------
Liabilities:
  Cash overdraft............................        3,023
  Payable for securities purchased..........      198,660
  Payable for fund shares redeemed..........       14,099
  Payable for investment management services
    (note 3)................................        9,748
  Other accrued expenses....................       15,045
                                              -----------
    Total liabilities.......................      240,575
                                              -----------
Net assets at market value..................  $15,675,959
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,019,638
  Paid-in capital in excess of par value....   17,037,082
  Accumulated net realized loss on
    investments.............................  +(1,293,597)
  Net unrealized depreciation on
    investments.............................   (2,525,307)
  Undistributed net investment income.......      438,143
                                              -----------
Net assets at market value..................  $15,675,959
                                              ===========
Shares outstanding (note 4).................    2,019,638
Net asset value per share...................  $      7.76
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $1,360,504
  Dividends..................................      10,085
                                               ----------
    Total investment income..................   1,370,589
                                               ----------
Expenses:
  Management fees (note 3)...................      59,639
  Custodian fees (note 3)....................       2,400
  Directors' fees (note 3)...................         199
  Professional fees..........................       3,894
  Accounting and transfer agent fees.........      16,659
  Printing fees..............................         943
  Filing fees................................         347
  Conversion expense.........................       2,103
  Other......................................          31
                                               ----------
    Total expenses...........................      86,215
                                               ----------
    Net investment income....................   1,284,374
                                               ----------
Realized & unrealized loss on investments:
  Net realized loss from investments.........    (706,187)
  Net change in unrealized appreciation/
    (depreciation) on investments............    (255,488)
                                               ----------
      Net loss on investments................    (961,675)
                                               ----------
      Net increase in net assets from
         operations..........................  $  322,699
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2001       DECEMBER 31,
                                                                (UNAUDITED)            2000
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $ 1,284,374        $   912,760
  Realized loss on investments..............................       (706,187)          (390,607)
  Unrealized depreciation on investments....................       (255,488)        (1,553,739)
                                                                -----------        -----------
      Net increase (decrease) in assets from operations.....        322,699         (1,031,586)
                                                                -----------        -----------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................       (858,277)          (914,333)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      5,574,058          3,994,751
  Received from dividends reinvested........................        858,277            914,333
  Paid for shares redeemed..................................     (4,822,285)          (972,169)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      1,610,050          3,936,915
                                                                -----------        -----------
         Increase in net assets.............................      1,074,472          1,990,996
Net Assets:
  Beginning of period.......................................     14,601,487         12,610,491
                                                                -----------        -----------
  End of period (a).........................................    $15,675,959        $14,601,487
                                                                ===========        ===========
  (a) Includes undistributed net investment income of.......    $   438,143        $    12,047
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS ENDED       YEARS ENDED DECEMBER 31,
                                                         JUNE 30, 2001       ----------------------------      MAY 1, 1998 TO
                                                          (UNAUDITED)           2000             1999         DECEMBER 31, 1998
                                                        ----------------        ----             ----         -----------------
Per share data:
Net asset value, beginning of period..................       $ 8.02            $ 9.22           $ 9.59             $10.00
Income (loss) from investment operations:
  Net investment income...............................         0.66              0.58             0.57               0.38
  Net realized & unrealized loss on investments.......        (0.47)            (1.20)           (0.38)             (0.40)
                                                             ------            ------           ------             ------
    Total income (loss) from investment operations....         0.19             (0.62)            0.19              (0.02)
                                                             ------            ------           ------             ------
Less distributions:
  Dividends from net investment income................        (0.45)            (0.58)           (0.56)             (0.37)
  Distributions from net realized capital gains.......         0.00              0.00             0.00              (0.02)
                                                             ------            ------           ------             ------
    Total distributions...............................        (0.45)            (0.58)           (0.56)             (0.39)
                                                             ------            ------           ------             ------
Net asset value, end of period........................       $ 7.76            $ 8.02           $ 9.22             $ 9.59
                                                             ======            ======           ======             ======
Total return..........................................         2.33%(b)         (7.10)%           1.95%              0.20%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets.............         1.09%(a)          1.10%            1.13%              1.20%(a)
  Ratio of net investment income to average net
    assets............................................        16.25%(a)          6.67%            6.19%              5.79%(a)
Portfolio turnover rate...............................           22%(a)            21%              31%                11%(a)
Net assets at end of period (millions)................       $ 15.7            $ 14.6           $ 12.6             $ 10.4

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 OBJECTIVE

The Capital Growth Portfolio seeks capital appreciation by investing primarily in common stocks of emerging growth companies.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURN:
One-Year                                    (36.82)%
Since inception (5/1/98)                     28.22%

A substantial portion of the Capital Growth portfolio's investments have been in initial public offerings or recent issues of technology companies that were purchased during a period favorable for those stocks. There can be no assurance that such investments will continue to be as available or that they will continue to have so positive an effect on the portfolio's future performance. Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

During the period ending June 30, 2001, the Ohio National Capital Growth Portfolio returned (6.21)% compared to 0.15% for the Russell 2000 Growth Index.

We went into the quarter with a broadly diversified portfolio that largely reflected the uncertain market environment. The technology and healthcare sectors, which dragged the market down in the first quarter, both posted double-digit gains in the second quarter, fueling most small growth investors' returns. We saw a big move in April as investors realized that many stocks had been oversold. Things calmed down in May and June as investors migrated out of the more speculative emerging growth companies and tended to return to more predictable growth investment ideas.

Regardless, we are encouraged by the growth prospects in our stock universe. While earnings estimates have been cut by about 15% across our universe, we are still looking at greater than 50% earnings growth rates on stocks that are trading at approximately 36-37 times 2002 earnings. In the historical context of emerging growth investing, this is a very attractive relationship.

We benefited from overweighting in technology throughout the quarter. Software names like Agile Software, Quest Software and Retek all contributed positively to performance. The stocks of several companies involved in wireless voice and data transmission enjoyed a bounce-back after experiencing strong selling pressure over the last several quarters. Stanford Microdevices, and Intersil Holding Corporation were both strong contributors to performance.

We achieved net positive returns from our healthcare positions, which represented approximately 24% of the portfolio, about the same percentage as the benchmark. We continue to favor a number of hospital management companies like Lifepoint and Province Healthcare that concentrate their efforts in rural locations. Province Healthcare owns or leases 14 hospitals and manages 38 hospitals. By focusing its operations in rural markets, Province often operates the dominant or sole hospital in its market. By reducing patient out-migration, adding physicians and services, and containing costs, Province has succeeded in raising gross margins of its hospitals, which has helped to fuel continued earnings growth. We believe the company can continue to generate 25% earnings per share growth for the next several years.

 CHANGE IN VALUE OF $10,000 INVESTMENT

                                                                  CAPITAL GROWTH PORTFOLIO              RUSSELL 2000 INDEX
                                                                  ------------------------              ------------------
5/98                                                                        10000                              10000
6/98                                                                         9706                               9547
12/98                                                                     10339.8                            9165.12
6/99                                                                      18424.5                            10340.1
12/99                                                                     31281.1                            13115.4
6/00                                                                      34359.2                            13276.7
12/00                                                                     23144.3                            10173.9
6/01                                                                      21707.1                            10189.2

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Russell 2000 Index represents the 2,000 smallest companies in the Russell 3,000 index.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 TOP 10 HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Macrovision Corp.                      3.4
 2.  Cytyc Corp.                            2.1
 3.  Cox Radio Inc.                         2.0
 4.  Oakley Inc.                            1.9
 5.  Goto.Com Inc.                          1.9
 6.  Surmodics Inc.                         1.8
 7.  Waddell and Reed Financial,
     Inc.                                   1.7
 8.  Lamar Advertising Company              1.6
 9.  Entercom Communications Corp.          1.6
10.  Intersil Corporation                   1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Medical & Related                     12.8
 2.  Electronics/Semiconductors            11.5
 3.  Telecommunications                     9.6
 4.  Business Services                      9.1
 5.  Retail                                 7.5

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             ADVERTISING (1.6%)
    15,500   *Lamar Advertising Co. ............  $   682,000
                                                  -----------
             BROADCAST RADIO & TV (5.1%)
    30,800   *Cox Radio Inc. CL A...............      857,780
    12,400   *Entercom Communications Corp. ....      664,764
    16,600   *Hispanic Broadcasting Corp. ......      476,254
    15,800   *Spanish Broadcasting System
              Inc. .............................      129,718
                                                  -----------
                                                    2,128,516
                                                  -----------
             BUSINESS SERVICES (9.1%)
    19,100   *Hall Kinion & Associates..........      153,946
    20,200   *I-Many Inc. ......................      272,700
    21,300   *Macrovision Corp. ................    1,459,050
    23,800   *Memberworks Inc. .................      550,732
    18,100   *Navigant International Inc. ......      253,400
     4,950   *Professional Detailing Inc. ......      455,400
    15,200   *Ventiv Health Inc. ...............      313,728
     1,050   *Watson Wyatt & Co. Holdings.......       24,549
    12,700   *West Corp. .......................      279,527
                                                  -----------
                                                    3,763,032
                                                  -----------
             CHEMICALS (1.8%)
    12,900   *Surmodics Inc. ...................      758,520
                                                  -----------
             COMPUTER SERVICES (1.6%)
     1,000   *Alliance Data Systems.............       15,000
     2,900   *Citrix Systems Inc. ..............      101,210
    19,100   *CNET Networks Inc. ...............      248,300
     8,800   *National Instruments Corp. .......      285,560
                                                  -----------
                                                      650,070
                                                  -----------
             COMPUTER SOFTWARE (6.9%)
    29,100   *Actuate Software Corp. ...........      277,905
    20,200   *Agile Software Corp. .............      343,400
    11,900   *Embarcadero Technologies..........      265,489
     8,200   *Interactive Intelligence Inc. ....       90,200
     9,800   *Numerical Technologies Inc. ......      205,800
    18,350   *Quest Software Inc. ..............      692,713
    11,500   *Retek Inc. .......................      551,310
    10,700   *Simplex Solutions Inc. ...........      253,590
    11,300   *Versity LTD.......................      180,800
                                                  -----------
                                                    2,861,207
                                                  -----------
             DRUGS/BIOTECHNOLOGY (6.4%)
     8,100   *Abgenix Inc. .....................      364,500
     4,700   *Albany Molecular Research.........      178,647
     3,100   *Andrx Group.......................      238,700
     5,700   *Charles River Laboratories
              Intl..............................      198,075
     7,300   Cor Therapeutics Inc. .............      222,650
     4,600   *Covance Inc. .....................      104,190
    20,200   *Medarex Inc. .....................      474,700
     4,100   *Pharmaceutical Product
              Development.......................      125,091
     4,700   *Protein Design Labs Inc. .........      407,772
     7,700   *Regeneration Technologies.........       67,760
     8,200   *Syncor Intl. Corp. ...............      254,200
                                                  -----------
                                                    2,636,285
                                                  -----------

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (11.1%)
     5,200   *Astropower Inc. ..................  $   271,128
    25,900   *Chippac Inc. .....................      270,396
     9,300   *Cirrus Logic Inc. ................      214,179
    12,900   *Exar Corp. .......................      254,904
     5,600   *FEI Co. ..........................      229,600
    17,400   *Intersil Corp. ...................      633,360
     8,800   *Ixia..............................      167,200
     7,300   *LTX Corp. ........................      186,588
     5,700   *Microsemi Corp. ..................      404,700
     5,200   *Microtune Inc. ...................      114,400
     4,150   *Molecular Devices Corp. ..........       83,208
     2,250   *Multilink Technologies Corp. .....       32,175
    13,500   *Oak Technology Inc. ..............      142,965
     8,200   *Photon Dynamcis Inc. .............      221,400
    23,800   *PLX Technologies Inc. ............      202,062
    23,300   *Power Integrations Inc. ..........      363,480
     6,800   *Silicon Labs......................      150,280
     6,700   *Sipex Corp. ......................      101,103
     7,300   *Stanford Microdevices Inc. .......      123,370
    11,700   *Virage Logic Corporation..........      181,233
    18,150   *Virata Corp. .....................      215,078
                                                  -----------
                                                    4,562,809
                                                  -----------
             FINANCIAL SERVICES (6.9%)
    18,600   *Financial Federal Corp. ..........      538,470
     1,050   *Instinet Group Inc. ..............       19,572
    14,500   *InterCept Group Inc. .............      551,000
     9,600   *Investment Tech. Group............      482,784
     7,300   *Knight Trading Group Inc. ........       78,037
    35,700   *Nexcard Inc. .....................      394,485
       700   *Odyssey Re Holdings Corp. ........       12,649
     1,350   *Resources Connection Inc. ........       34,884
    23,300   Wadell & Reed Financial Inc. ......      739,775
                                                  -----------
                                                    2,851,656
                                                  -----------
             INTERNET SERVICES (6.8%)
    10,400   *Earthlink Inc. ...................      146,640
    18,600   *Espeed Inc. CL A..................      409,200
    12,400   *Expedia Inc. CL A.................      577,840
    41,400   *GOTO.COM Inc. ....................      805,230
    16,650   *HomeStore.com.....................      582,084
     5,500   *IntraNet Solutions Inc. ..........      209,275
     5,300   *Multex.com Inc. ..................       86,125
                                                  -----------
                                                    2,816,394
                                                  -----------
             INTERNET SOFTWARE (3.4%)
    12,900   *Interwoven Inc. ..................      218,010
     4,100   *Netegrity Inc. ...................      123,000
    46,500   *Vignette Corp. ...................      412,455
    32,100   *Websense Inc. ....................      642,000
                                                  -----------
                                                    1,395,465
                                                  -----------
             MACHINERY (0.3%)
     5,700   *CapstoneTurbine Corp. ............      125,913
       150   *Global Power Equipment Group......        4,395
                                                  -----------
                                                      130,308
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                    MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (12.8%)
     5,700   *Accredo Health Inc. ..............  $   211,983
     4,800   *Biosite Diagnostics Inc. .........      215,040
    38,300   *Cytyc Corp. ......................      882,815
     4,600   *Health Mgmt. Assoc. Inc. CL A.....       96,784
     7,300   *Inhale Therapeutic Systems
              Inc. .............................      167,900
     7,300   Invacare Corp. ....................      281,999
     5,200   *Lifepoint Hospitals Inc. .........      230,256
         1   Medtronic Inc. ....................           46
     6,200   *Rehabcare Group Inc. .............      298,840
     6,650   *Province Healthcare Co. ..........      234,679
     6,200   *Resmed Inc. ......................      313,410
    18,600   *Resperonics Inc. .................      553,536
       250   *Specialty Laboratories............        9,462
    48,400   *Sunrise Assisted Living Inc. .....    1,270,500
       200   *Unilab Corp. .....................        5,040
       850   *United Surgical Partners..........       20,400
    23,300   *Urocor Inc. ......................      364,645
    14,050   *Vascular Solutions Inc. ..........      116,194
                                                  -----------
                                                    5,273,529
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.3%)
    15,500   *Grey Wolf Inc. ...................       62,000
     1,100   *Key Production Co. Inc. ..........       18,315
     2,500   *McDermott International Inc. .....       29,125
                                                  -----------
                                                      109,440
                                                  -----------
             RETAIL (7.5%)
    11,900   *99 Cents Only Stores..............      356,405
     6,800   *Direct Focus Inc. ................      323,000
    11,900   *Factory 2-U Stores Inc. ..........      349,265
       200   *Galyan's Trading Company..........        4,080
    44,050   *Oakley Inc. ......................      814,925
    19,700   *School Specialty Inc. ............      509,245
    11,400   *The Buckle Inc. ..................      215,460
    19,700   *Too Inc. .........................      539,780
                                                  -----------
                                                    3,112,160
                                                  -----------
             TELECOMMUNICATIONS & RELATED (8.9%)
    11,850   *Allegiance Telecom Inc. ..........      177,631
    24,800   *American Tower Corp. .............      512,616
    50,200   *DMC Stratex Networks Inc. ........      502,000
     7,300   *Leap Wireless Intl. Inc. .........      221,190
    41,050   *Metawave Communications Corp. ....      238,999
    17,800   *Metro One Telecommunications......    1,154,686
    21,300   *Powerwave Technologies Inc. ......      308,850
     5,700   *Spectralink Corp. ................       74,157
    10,650   *Triton PCS Holdings...............      436,650
    12,193   *XO Communications Inc. CL A.......       29,170
                                                  -----------
                                                    3,655,949
                                                  -----------
             TOTAL U.S. COMMON STOCK (90.5%)
              (COST $34,273,870)................  $37,387,340
                                                  -----------

                                                    MARKET
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             CANADA (2.6%)
             HOTEL/LODGING (2.1%)
    15,500   Four Seasons Hotels Inc. ..........  $   857,925
             TELECOMMUNICATIONS (0.5%)
     6,100   *Research In Motion................      196,725
                                                  -----------
                                                    1,054,650
                                                  -----------
             CAYMAN ISLANDS (0.6%)
             ELECTRONICS/SEMICONDUCTORS (0.4%)
    13,300   *02Micro International.............      146,300
             TELECOMMUNICATIONS (0.2%)
     4,800   *Garmin Ltd. ......................      109,680
                                                  -----------
                                                      255,980
                                                  -----------
             INDIA (0.6%)
             DRUGS/BIOTECHNOLOGY (0.6%)
    13,900   *Doctor Reddy's Lab ADR............      257,845
                                                  -----------
             ISRAEL (0.9%)
             COMPUTER & RELATED (0.9%)
    13,600   *M-Systems Flash Disk Pioneer......       96,560
     8,500   *Precise Software Solutions........      260,950
                                                  -----------
                                                      357,510
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (4.7%)
              (COST $1,922,818).................  $ 1,925,985
                                                  -----------
             TOTAL COMMON STOCK (95.2%) (COST
              $36,196,688)......................  $39,313,325
                                                  -----------

   FACE                                             MARKET
  AMOUNT            REPURCHASE AGREEMENT             VALUE
-------------------------------------------------------------
             FINANCIAL (7.1%)
$2,921,000   Firstar 3.150% 07/02/01 repurchase
              price $2,921,767 collateralized by
              FHR Market Value: ($2,979,266)
              Face Value: ($4,054,203) Due:
              03/15/25 Interest: 6.000%.........  $ 2,921,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS (7.1%)
              (COST $2,921,000).................  $ 2,921,000
                                                  -----------
             TOTAL HOLDINGS (102.3%) (COST
              $39,117,688) (A)..................  $42,234,325
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (2.3%)................     (942,926)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $41,291,399
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax basis. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $39,117,688).............  $42,234,325
  Receivable for securities sold............      428,234
  Receivable for fund shares sold...........       29,185
  Dividends & accrued interest receivable...        1,080
  Other.....................................           42
                                              -----------
    Total assets............................   42,692,866
                                              -----------
Liabilities:
  Cash overdraft............................       10,551
  Payable for securities purchased..........        3,800
  Payable for fund shares redeemed..........    1,345,302
  Payable for investment management services
    (note 3)................................       38,740
  Other accrued expenses....................        3,074
                                              -----------
    Total liabilities.......................    1,401,467
                                              -----------
Net assets at market value..................  $41,291,399
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,125,063
  Paid-in capital in excess of par value....   48,834,217
  Accumulated net realized loss on
    investments.............................  (12,666,767)
  Net unrealized appreciation on
    investments.............................    3,116,636
  Net investment loss.......................     (117,750)
                                              -----------
Net assets at market value..................  $41,291,399
                                              ===========
Shares outstanding (note 4).................    2,125,063
Net asset value per share...................  $     19.43
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $    69,202
  Dividends..................................        8,778
                                               -----------
    Total investment income..................       77,980
                                               -----------
Expenses:
  Management fees (note 3)...................      165,562
  Custodian fees (note 3)....................        3,361
  Directors' fees (note 3)...................          521
  Professional fees..........................        4,014
  Accounting and transfer agent fees.........       13,311
  Printing fees..............................        2,480
  Filing fees................................          918
  Conversion expense.........................        5,542
  Other......................................           21
                                               -----------
    Total expenses...........................      195,730
                                               -----------
    Net investment loss......................     (117,750)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments.........   (9,962,365)
  Net change in unrealized appreciation/
    (depreciation) on investments............    7,796,160
                                               -----------
    Net loss on investments..................   (2,166,205)
                                               -----------
    Net decrease in net assets from
      operations.............................  $(2,283,955)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2001          YEAR ENDED
                                                                (UNAUDITED)        DECEMBER 31, 2000
                                                              ----------------     -----------------
From operations:
  Net investment loss.......................................    $   (117,750)        $   (236,487)
  Realized loss on investments..............................      (9,962,365)          (2,680,520)
  Unrealized appreciation (depreciation) on investments.....       7,796,160          (12,107,128)
                                                                ------------         ------------
    Net decrease in assets from operations..................      (2,283,955)         (15,024,135)
                                                                ------------         ------------
Dividend and distribution to shareholders:
  Dividends paid from net investment income.................               0              (23,882)
                                                                ------------         ------------
From capital share transactions (note 4):
  Received from shares sold.................................      17,288,284           49,470,820
  Received from dividends reinvested........................               0               23,882
  Paid for shares redeemed..................................     (13,166,508)         (15,264,581)
                                                                ------------         ------------
    Increase in net assets derived from capital share
     transactions...........................................       4,121,776           34,230,121
                                                                ------------         ------------
      Increase in net assets................................       1,837,821           19,182,104
Net Assets:
  Beginning of period.......................................      39,453,578           20,271,474
                                                                ------------         ------------
  End of period.............................................    $ 41,291,399         $ 39,453,578
                                                                ============         ============

 FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS ENDED       YEARS ENDED DECEMBER 31
                                                         JUNE 30, 2001       ----------------------------      MAY 1, 1998 TO
                                                          (UNAUDITED)           2000             1999         DECEMBER 31, 1998
                                                        ----------------     -----------     ------------     -----------------
Per share data:
Net asset value, beginning of period..................       $20.68            $ 28.01         $ 10.47             $10.00
Income (loss) from investment operations:
  Net investment loss.................................        (0.06)             (0.16)          (0.12)             (0.09)
  Net realized & unrealized gain (loss) on
    investments.......................................        (1.19)             (7.15)          21.25               0.56
                                                             ------            -------         -------             ------
    Total income (loss) from investment operations....        (1.25)             (7.31)          21.13               0.47
                                                             ------            -------         -------             ------
Less distributions:
  Dividends from net investment income................         0.00              (0.02)          (3.59)              0.00
                                                             ------            -------         -------             ------
Net asset value, end of period........................       $19.43            $ 20.68         $ 28.01             $10.47
                                                             ======            =======         =======             ======
Total return..........................................        (6.20)%(b)        (26.01)%        202.38%              4.62%(b)
Ratios and supplemental data:
Ratios net of fees waived by advisor:
  Ratio of expenses to average net assets.............         1.05%(a)           1.03%           1.09%              1.96%(a,c)
  Ratio of net investment income (loss) to average net
    assets............................................        (0.63)%(a)         (0.60)%         (0.61)%             1.47%(a,c)
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets.............         1.05%(a)           1.03%           1.09%              2.72%(a,c)
Portfolio turnover rate...............................           52%               152%            185%               121%
Net assets at end of period (millions)................       $ 41.3            $  39.5         $  20.3             $  2.3

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to reimburse certain expenses of the Capital Growth portfolio.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ 100 INDEX PORTFOLIO

 OBJECTIVE

The Nasdaq 100 Index Portfolio seeks long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index.

 PERFORMANCE AS OF JUNE 30, 2001

TOTAL RETURNS:

One Year                                   (51.96)%
Since inception (5/1/00)                   (52.67)%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses. Unlike the other portfolios, the Nasdaq 100 Index portfolio is a non-diversified fund. The portfolio's concentration among relatively few companies and its concentration largely within a narrow range of related industries renders the portfolio vulnerable to greater volatility than is likely to be experienced by diversified portfolios. Changes in the prices of one or a few stocks can greatly affect the net asset value of the portfolio, either up or down.

 COMMENTS

The returns for the Nasdaq-100 Index Portfolio for the first half of the year were significantly negative due to the correction in shares of technology related companies and the slowdown of the US economy. The fund returned (22.28)% for the first six months of 2001, compared to (21.82)% for the Nasdaq-100 Index. The fund's correlation with the Nasdaq-100 index was 99.89%. One of the reasons for the high correlation was that over 10% of the fund was invested in Nasdaq-100 shares. Nasdaq-100 shares represent ownership in the Nasdaq-100 Trust, which is a unit investment trust established to provide the investment returns of the Nasdaq-100 Index. The fund also owned shares in each of the 100 stocks in the index. The top five stock holdings are Microsoft, Intel, Qualcomm, Oracle, and Cisco. These top five positions account for nearly 30% of the fund and are market-weighted relative to the Nasdaq-100 Index.

 TOP 10 PORTFOLIO HOLDINGS AS OF JUNE 30, 2001*

                                      % of Net Assets
 1.  Microsoft                              10.2
 2.  Nasdaq-100 shares                       5.9
 3.  Intel Corporation                       5.3
 4.  Qualcom Inc.                            4.0
 5.  Cisco Systems Inc.                      3.6
 6.  Oracle Systems                          3.4
 7.  Dell Computer Corp.                     1.9
 8.  Siebel Systems, Inc.                    1.8
 9.  Comcast Corp.                           1.5
10.  Peoplesoft Corp.                        1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2001*

                                     % of Net Assets
 1.  Electronics/Semiconductors            18.9
 2.  Computer Software                     17.7
 3.  Telecommunications                    12.7
 4.  Drugs/Biotechnology                    9.2
 5.  Computer & Related                     6.4

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
NASDAQ 100 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             ADVERTISING (0.5%)
       750   *TMP Worldwide Inc. ................  $   45,000
                                                   ----------
             APPLICATION SOFTWARE (6.2%)
     1,530   Adobe Systems Inc. .................      71,910
     1,925   *Broadvision Inc. ..................       9,625
     1,475   *Brocade Communications System......      64,885
     1,450   *Citrix Systems Inc. ...............      50,605
     1,450   *Compuware Corp. ...................      20,285
       550   *Mercury Interactive Corp. .........      32,945
     2,625   *PeopleSoft Inc. ...................     129,228
     3,250   *Siebel Systems Inc. ...............     152,425
                                                   ----------
                                                      531,908
                                                   ----------
             AUTOMOTIVE & RELATED (0.3%)
       550   Paccar Inc. ........................      28,281
                                                   ----------
             BROADCASTING & CABLE TV (3.9%)
     1,055   *Adelphia Communications Corp. CL
              A..................................      43,255
     2,905   *Comcast Corp. CL A.................     126,077
     1,585   *Echostar Communications Corp. .....      51,386
     1,350   *PanAmSat Corp. ....................      52,488
     2,250   *USA Networks Inc. .................      63,000
                                                   ----------
                                                      336,206
                                                   ----------
             BUSINESS SERVICES (3.7%)
     1,300   Cintas Corp. .......................      60,125
     2,375   *CMG Information Services...........       7,125
     1,750   *Concord EFS Inc. ..................      91,017
     1,025   *Fiserv Inc. .......................      65,580
     2,295   Paychex Inc. .......................      91,800
                                                   ----------
                                                      315,647
                                                   ----------
             COMPUTER & RELATED (5.5%)
     3,160   *Apple Computer Inc. ...............      73,470
     6,150   *Dell Computer Corp. ...............     160,823
     3,450   *Palm Inc. .........................      20,942
     2,350   *Parametric Technology Co. .........      32,876
     1,300   *Rational Software Corp. ...........      36,465
     9,195   *Sun Microsystems Inc. .............     144,545
                                                   ----------
                                                      469,121
                                                   ----------
             COMPUTER SOFTWARE (17.7%)
     2,350   *BEA Systems Inc. ..................      72,169
       875   *Electronic Arts Inc. ..............      50,663
     1,675   *Intuit Inc. .......................      66,983
    11,850   *Microsoft Corp. ...................     865,050
    15,310   *Oracle Corp. ......................     290,890
     2,595   *Veritas Software Corp. ............     172,645
                                                   ----------
                                                    1,518,400
                                                   ----------
             DRUGS/BIOTECHNOLOGY (9.2%)
       548   *Abgenix Inc. ......................      24,660
     3,155   *Amgen Inc. ........................     191,445
     1,175   *Biogen Inc. .......................      63,873
     1,725   *Chiron Corp. ......................      87,975
     1,550   *Genzyme Corp. .....................      94,550
       790   *Human Genome Sciences Inc. ........      47,598

                                                     MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (CONTINUED)
     1,000   *IDEC Pharmaceuticals Corp. ........  $   67,690
     4,825   *Immunex Corp. .....................      85,644
     1,495   *Medimmune Inc. ....................      70,564
     1,490   *Millennium Pharmaceuticals Inc. ...      53,014
                                                   ----------
                                                      787,013
                                                   ----------
             ELECTRONICS/SEMICONDUCTORS (17.9%)
     3,500   *Altera Corp. ......................     101,500
     2,675   *Applied Materials Inc. ............     131,342
     2,205   *Applied Micro Circuits Corp. ......      37,926
     2,250   *Atmel Corp. .......................      30,352
     1,050   *Broadcom Corp. CL A................      44,898
     1,735   *Conexant Systems Inc. .............      15,528
     2,775   *Gemstar-TV Guide Intl. Inc. .......     118,215
    15,235   Intel Corp. ........................     445,623
     1,450   *KLA-Tencor Corp. ..................      84,782
     2,940   *Maxium Integrated Products Inc. ...     129,977
       700   *Microchip Technology Inc. .........      23,401
       655   Molex Inc. .........................      23,927
       400   *Nvidia.............................      37,100
     1,155   *PMC-Sierra Inc. ...................      35,886
       620   *Qlogic Corp. ......................      39,959
     1,220   *RF Micro Devices Inc. .............      32,903
     2,120   *Sanmina Corp. .....................      49,629
     1,340   *Vitesse Semiconductor Corp. .......      28,194
     2,855   *Xilinx Inc. .......................     117,740
                                                   ----------
                                                    1,528,882
                                                   ----------
             FOOD & RELATED (0.9%)
     3,400   *Starbucks Corp. ...................      78,200
                                                   ----------
             FORESTRY & PAPER (0.3%)
     1,550   *Smurfit-Stone Container Corp. .....      25,110
                                                   ----------
             INTERNET SERVICES (3.2%)
     1,540   *Ariba Inc. ........................       8,470
     1,650   *At Home Corporation-Ser A..........       3,531
     1,310   *eBay Inc. .........................      89,721
     3,650   *Exodus Communications Inc. ........       7,519
     2,740   *I2 Technologies Inc. ..............      54,252
     1,205   *Verisign Inc. .....................      72,312
     1,730   *Yahoo! Inc. .......................      34,583
                                                   ----------
                                                      270,388
                                                   ----------
             INTERNET SOFTWARE (0.4%)
       750   *Inktomi Corp. .....................       7,193
     2,450   *Novell.............................      13,941
       950   *Real Networks Inc. ................      11,163
                                                   ----------
                                                       32,297
                                                   ----------
             MEDICAL & RELATED (0.9%)
     1,550   Biomet Inc. ........................      74,493
                                                   ----------
             NETWORKING PRODUCTS (5.7%)
     1,150   *3Com Corp. ........................       5,463
     2,515   *Ciena Corp. .......................      95,570
    16,650   *Cisco Systems Inc. ................     303,030

                                                                     (continued)

OHIO NATIONAL FUND, INC.
NASDAQ 100 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

                                                     MARKET
  SHARES              U.S. COMMON STOCK              VALUE
-------------------------------------------------------------
             NETWORKING PRODUCTS (CONTINUED)
     1,000   *Cnet Networks Inc. ................  $   13,000
     1,350   *Juniper Networks Inc. .............      41,985
     2,185   *Network Appliance Inc. ............      29,935
                                                   ----------
                                                      488,983
                                                   ----------
             RETAIL (2.2%)
     1,550   *Amazon.com Inc. ...................      21,933
     2,500   *Bed Bath & Beyond Inc. ............      75,000
     1,510   *Costco Wholesale Corp. ............      62,031
     1,975   *Staples Inc. ......................      31,580
                                                   ----------
                                                      190,544
                                                   ----------
             TELECOMMUNICATIONS (11.0%)
     6,350   *ADC Telecomm Inc. .................      41,910
     1,105   *Comverse Technology Inc. ..........      63,096
     8,685   *JDS Uniphase Corp. ................     108,562
     1,650   *Level 3 Communications Inc. .......       9,058
     2,730   Linear Technology Corp. ............     120,721
     3,050   *McLeod USA Inc. ...................      14,000
     3,810   *Metromedia Fiber Network Inc. .....       7,772
     6,030   *Nextel Communications Inc. ........     105,525
     5,860   *Qualcomm Inc. .....................     342,693
     1,525   *Tellabs Inc. ......................      29,555
       227   Worldcom Inc. - MCI Group...........       3,655
     6,680   *Worldcom Inc. - Worldcom Group.....      94,856
     1,890   *XO Communications Inc. ............       3,629
                                                   ----------
                                                      945,032
                                                   ----------
             TOTAL U.S. COMMON STOCK (89.5%)
              (COST $11,791,501).................  $7,665,505
                                                   ----------

                                                     MARKET
 SHARES             FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
           GERMANY (1.3%)
           TELECOMMUNICATIONS
   5,014   Deutsche Telekom ADR..................  $  112,564
                                                   ----------

                                                     MARKET
 SHARES             FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
           ISRAEL (0.9%)
           COMPUTER & RELATED
   1,470   *Check Point Software Tech. Ltd. .....  $   74,338
                                                   ----------
           SINGAPORE (1.0%)
           ELECTRONICS/SEMICONDUCTORS
   3,300   *Flextronics Intl. Ltd. ..............      86,163
                                                   ----------
           SWEDEN (0.4%)
           TELECOMMUNICATIONS
   6,250   Ericsson (LM) Tel-Sp ADR..............      33,875
                                                   ----------
           TOTAL FOREIGN COMMON STOCK (3.6%)
            (COST $425,952)......................  $  306,940
                                                   ----------
           TOTAL COMMON STOCK (93.1%) (COST
            $12,217,453).........................  $7,972,445
                                                   ----------

                                                     MARKET
 SHARES            UNIT INVESTMENT TRUST             VALUE
-------------------------------------------------------------
  10,965   NASDAQ 100 Shares.....................  $  500,552
                                                   ----------
           TOTAL UNIT INVESTMENT TRUST (5.8%)
            (COST $498,673)......................  $  500,552
                                                   ----------

  FACE                                               MARKET
 AMOUNT               SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
           FINANCIAL (1.3%)
$111,987   American Express 3.850% 07/02/01......  $  111,987
                                                   ----------
           TOTAL SHORT-TERM NOTES (1.3%) (COST
            $111,987)............................  $  111,987
                                                   ----------
           TOTAL HOLDINGS (100.2%) (COST
            $12,828,113) (A).....................  $8,584,984
                                                   ----------
           LIABILITIES, NET OF CASH & RECEIVABLES
            (-0.2%)..............................     (18,785)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $8,566,199
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for federal income tax and financial reporting purposes. See note 1.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
NASDAQ 100 PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $12,828,113).............  $ 8,584,984
  Receivable for fund shares sold...........      111,828
  Dividends & accrued interest receivable...           36
  Other.....................................          496
                                              -----------
    Total assets............................    8,697,344
                                              -----------
Liabilities:
  Cash overdraft............................        2,077
  Payable for securities purchased..........      104,640
  Payable for fund shares redeemed..........       11,928
  Payable for investment management services
    (note 3)................................        2,399
  Other accrued expenses....................       10,101
                                              -----------
    Total liabilities.......................      131,145
                                              -----------
Net assets at market value..................  $ 8,566,199
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,809,819
  Paid-in capital in excess of par value....   11,945,242
  Accumulated net realized loss on
    investments.............................     (919,108)
  Net unrealized depreciation on
    investments.............................   (4,243,129)
  Net investment loss.......................      (26,625)
                                              -----------
Net assets at market value..................  $ 8,566,199
                                              ===========
Shares outstanding (note 4).................    1,809,819
Net asset value per share...................  $      4.73
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2001 (Unaudited)

Investment income:
  Interest...................................  $     4,213
  Dividends..................................        1,485
                                               -----------
    Total investment income..................        5,698
                                               -----------
Expenses:
  Management fees (note 3)...................       28,036
  Custodian fees (note 3)....................        2,402
  Directors' fees (note 3)...................          105
  Professional fees..........................        3,861
  Accounting and transfer agent fees.........        3,832
  Printing fees..............................          496
  Filing fees................................          186
  Conversion expense.........................        1,010
  Other......................................            9
                                               -----------
    Total expenses...........................       39,937
                                               -----------
    Less fees waived (note 3)................       (7,614)
                                               -----------
    Net expenses.............................       32,323
                                               -----------
    Net investment loss......................      (26,625)
                                               -----------
Realized & unrealized loss on investments:
  Net realized loss from investments.........     (823,624)
  Net change in unrealized appreciation/
    (depreciation) on investments............   (1,071,023)
                                               -----------
    Net loss on investments..................   (1,894,647)
                                               -----------
    Net decrease in net assets from
      operations.............................  $(1,921,272)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ 100 PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2001        MAY 1, 2000 TO
                                                                (UNAUDITED)        DECEMBER 31, 2000
                                                              ----------------     -----------------
From operations:
  Net investment loss.......................................    $   (26,625)          $   (35,913)
  Realized loss on investments and forward currency
    transactions............................................       (823,624)              (95,483)
  Unrealized depreciation on investments and futures
    contracts...............................................     (1,071,023)           (3,172,106)
                                                                -----------           -----------
      Net decrease in assets from operations................     (1,921,272)           (3,303,502)
                                                                -----------           -----------
From capital share transactions (note 4):
  Received from shares sold.................................      5,819,430            13,031,924
  Paid for shares redeemed..................................     (1,901,080)           (3,159,301)
                                                                -----------           -----------
      Increase in net assets derived from capital share
       transactions.........................................      3,918,350             9,872,623
                                                                -----------           -----------
         Increase in net assets.............................      1,997,078             6,569,121
Net Assets:
  Beginning of period.......................................      6,569,121                     0
                                                                -----------           -----------
  End of period.............................................    $ 8,566,199           $ 6,569,121
                                                                ===========           ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2001        MAY 1, 2000 TO
                                                                (UNAUDITED)        DECEMBER 31, 2000
                                                              ----------------     -----------------
Per share data:
Net asset value, beginning of period........................      $  6.09               $ 10.00
Loss from investment operations:
  Net investment loss.......................................        (0.02)                (0.05)
  Net realized & unrealized loss on investments.............        (1.34)                (3.86)
                                                                  -------               -------
    Total loss from investment operations...................        (1.36)                (3.91)
                                                                  -------               -------
Net asset value, end of period..............................      $  4.73               $  6.09
                                                                  =======               =======
Total return................................................       (22.27)%(b)           (39.10)%(b)
Ratios and supplemental data:
  Ratio of expenses to average net assets...................         0.87%(a)              1.12%(a)
  Ratio of net investment loss to average net assets........        (0.71)%(a)            (0.86)%(a)
Ratios assuming no fees waived by advisor:
  Ratio of expenses to average net assets...................         1.07%(a)              0.74%(a)
Portfolio turnover rate.....................................           41%                   36%
Net assets at end of period (millions)......................      $   8.6               $   6.6

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of 21 separate investment portfolios that seek the following investment objectives:

   - Equity Portfolio -- long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

   - Money Market Portfolio -- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments and medium-term notes.

   - Bond Portfolio -- high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

   - Omni Portfolio -- high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

   - International Portfolio -- long-term capital growth by investing primarily in common stocks of foreign companies.

   - Capital Appreciation Portfolio -- maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

   - Small Cap Portfolio -- maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

   - International Small Company Portfolio -- long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $1.5 billion or less.

   - Aggressive Growth Portfolio -- capital growth.

   - Core Growth Portfolio -- long-term capital appreciation.

   - Growth & Income Portfolio -- long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

   - S&P 500 Index Portfolio -- total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.

   - Social Awareness Portfolio -- long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Advisor's opinion, conduct their business in a way that enhances society's quality of life.

   - Strategic Income Portfolio -- high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.

   - Firstar Growth and Income Portfolio -- reasonable income and long-term capital appreciation by investing in income producing securities including dividend-paying common, preferred stocks and fixed-income securities.

   - Relative Value Portfolio -- maximum total return consistent with reasonable risk by investing primarily in equity securities.

   - Blue Chip Portfolio -- growth of capital and income by concentrating investment decisions in securities of high quality companies.

   - Equity Income Portfolio -- above average income and capital appreciation by investing primarily in high quality income producing equity securities including common stock, preferred stock, REIT's, and securities convertible into common stock.

   - High Income Bond Portfolio -- seek high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   - Capital Growth -- capital appreciation by investing in and actively managing equity securities in emerging growth companies.

   - Nasdaq 100 Index Portfolio -- long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index. Unlike the other portfolios, the Nasdaq 100 Index portfolio is a non-diversified fund.

   The following is a summary of significant accounting policies:

   Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

   For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

   Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, International Small Company, Aggressive Growth, Firstar Growth & Income, Blue Chip, and Capital Growth Portfolios would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

   In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

   Each portfolio other than the Money Market Portfolio and S&P 500 Index Portfolio may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

   The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

   Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

   The S&P 500 Index Portfolio currently holds investments in S&P 500 Index Futures Contracts. The contracts in the S&P 500 Index Portfolio are fully hedged with commercial paper, cash on deposit with broker and receivable for securities sold. The futures contracts in the S&P 500 Index Portfolio at June 30, 2001 are as follows:

                                             EXPIRATION   UNDERLYING FACE   UNREALIZED    CASH DEPOSITED AS
   PORTFOLIO            PURCHASED               DATE      AMOUNT AT VALUE    GAIN/LOSS    MARGIN REQUIREMENT
   ---------            ---------            ----------   ---------------   -----------   ------------------
    S&P 500    303 S&P 500 Index Contracts   Sept 2001      $96,361,749     $(3,060,475)     $ 5,226,750

   The call option positions in the Growth & Income Portfolio as of June 30, 2001 are as follows:

                                                                                 NUMBER
                                                                 AMOUNT OF    OF CONTRACTS
                                                                 PREMIUMS       OPTIONED
                                                                 ---------    ------------
   Call options outstanding 6/30/01............................  $ 63,773            150
   Call options closed or expired..............................  $(63,773)          (150)
                                                                 --------       --------
   Call options outstanding 6/30/01............................  $      0              0
                                                                 ========       ========

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, International Small Company, Aggressive Growth, Firstar Growth & Income, Blue Chip, and Capital Growth Portfolios, in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method except in the case of the Aggressive Growth and Growth & Income Portfolios in which the identified cost basis is used.

   The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, International Small Company, Aggressive Growth, Growth & Income, Firstar Growth & Income, Blue Chip and Capital Growth Portfolios are translated into U.S. dollars on the following basis:

   (1) market value of investments, other assets and liabilities--at exchange rates prevailing at the end of the period.

   (2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transaction.

   Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At June 30, 2001 certain portfolios invested in repurchase agreements in which the aggregate amounted to $53,037,963. These securities are collateralized by various GNMA certificates with a market value of $53,061,091. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to net operating and wash sale losses. The character of distributions made during the period from net investment income or net realized gains, if any may differ from their ultimate characterization for federal income tax purposes. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made in the International, Small Cap, International Small Company, Aggressive Growth, Core Growth, Growth & Income, Social Awareness, Capital Growth and Nasdaq 100 Index Portfolios: accumulated net investment loss has been decreased by $360,243, $583,421, $403,949, $24,406, $160,158, $55,029, $8,266, $76,077 and $6,154 respectively. This classification has no effect on net assets or net asset value per share.

   For Federal income tax purposes, the Bond, Aggressive Growth, Social Awareness, Strategic Income, Firstar Growth & Income, Relative Value, Equity Income and High Income Bond Portfolios had capital loss carryovers of $305,798, $1,752,158, $2,433,931, $375,826, $50,917, $169,231, $76,310 and
   $196,803 respectively, at December 31, 2000. If not offset by capital gains, $41,235 will expire in 2003 and $2,893 in 2005 in the Bond Portfolio, $230,373, $622,020, $97,030 and $5,714 will expire in 2006 in the Bond,
   Social Awareness, Strategic Income and Equity Income Portfolios, respectively and $31,297, $1,752,158, $1,811,911, $278,796, $50,917, $169,231, $70,596 and
   $196,803 will expire in 2007 in the Bond, Aggressive Growth, Social Awareness, Strategic Income, Firstar Growth & Income, Relative Value, Equity Income and High Income Bond Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 2001 were as follows:

                                                                EQUITY          BOND            OMNI         INTERNATIONAL
                                                             ------------   -------------   ------------   -----------------
   Gross unrealized:
     Appreciation..........................................  $ 69,830,547    $   639,307    $  9,971,438      $ 3,164,441
     Depreciation..........................................   (55,019,818)    (1,277,916)    (13,147,965)      (7,966,772)
   Net Unrealized:
     Appreciation (depreciation)...........................    14,810,729       (638,609)     (3,176,527)      (4,802,331)

                                                               CAPITAL
                                                             APPRECIATION
                                                             ------------
   Gross unrealized:
     Appreciation..........................................  $ 10,603,492
     Depreciation..........................................    (2,789,605)
   Net Unrealized:
     Appreciation (depreciation)...........................     7,813,887

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                            INTERNATIONAL
                                                                SMALL           SMALL        AGGRESSIVE          CORE
                                                                 CAP           COMPANY         GROWTH           GROWTH
                                                             ------------   -------------   ------------   -----------------
   Gross unrealized:
     Appreciation..........................................  $ 20,669,753    $ 1,781,092    $  1,043,010      $ 3,004,058
     Depreciation..........................................   (13,703,756)    (2,008,553)     (3,260,553)      (2,045,663)
   Net Unrealized:
     Appreciation (depreciation)...........................     6,965,997       (227,441)     (2,217,543)         958,395


                                                               GROWTH &
                                                                INCOME
                                                             ------------
   Gross unrealized:
     Appreciation..........................................  $ 14,745,378
     Depreciation..........................................    (8,342,995)
   Net Unrealized:
     Appreciation (depreciation)...........................     6,402,383

                                                               S&P 500         SOCIAL        STRATEGIC      FIRSTAR GROWTH
                                                                INDEX         AWARENESS        INCOME          & INCOME
                                                             ------------   -------------   ------------   -----------------
   Gross unrealized:
     Appreciation..........................................  $ 13,874,444    $   272,255    $    157,378      $   370,248
     Depreciation..........................................   (25,065,545)      (366,747)        (84,384)        (480,516)
   Net Unrealized:
     Appreciation (depreciation)...........................   (11,191,101)       (94,492)         72,994         (110,268)

                                                               RELATIVE
                                                                VALUE
                                                             ------------
   Gross unrealized:
     Appreciation..........................................  $  2,455,166
     Depreciation..........................................      (642,771)
   Net Unrealized:
     Appreciation (depreciation)...........................     1,812,395

                                                                               EQUITY       HIGH INCOME         CAPITAL
                                                              BLUE CHIP        INCOME           BOND            GROWTH
                                                             ------------   -------------   ------------   -----------------
   Gross unrealized:
     Appreciation..........................................  $  1,441,050    $   558,852    $    545,738      $ 8,528,304
     Depreciation..........................................      (850,365)      (591,758)     (3,071,045)      (5,411,668)
   Net Unrealized:
     Appreciation (depreciation)...........................       590,685        (32,906)     (2,525,307)       3,116,636

                                                              NASDAQ 100
                                                                INDEX
                                                             ------------
   Gross unrealized:
     Appreciation..........................................  $    473,865
     Depreciation..........................................    (4,716,994)
   Net Unrealized:
     Appreciation (depreciation)...........................    (4,243,129)

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended June 30, 2001 were as follows:

                                                                                                                         CAPITAL
                                                               EQUITY         BOND          OMNI       INTERNATIONAL   APPRECIATION
                                                             -----------   -----------   -----------   -------------   ------------
   Stocks & Bonds:
     Purchases.............................................  $46,387,732   $14,332,609   $49,693,826   $119,358,000    $65,588,924
     Sales.................................................   26,665,360     2,860,599    63,108,318    127,064,000     55,463,816
   U.S. Government Obligations
     Purchases.............................................           --     1,475,391     1,958,750             --             --
     Sales.................................................           --            --     2,005,000             --             --

                                                                           INTERNATIONAL
                                                                SMALL          SMALL       AGGRESSIVE          CORE
                                                                 CAP          COMPANY        GROWTH           GROWTH
                                                             -----------   -------------   -----------   -----------------
   Stocks & Bonds:
     Purchases.............................................  $73,945,987    $28,991,000    $12,292,766      $25,423,263
     Sales.................................................   76,663,549     30,936,000      9,560,919       25,098,661
   U.S. Government Obligations
     Purchases.............................................           --             --             --               --
     Sales.................................................           --             --             --               --


                                                               GROWTH &
                                                                INCOME
                                                             ------------
   Stocks & Bonds:
     Purchases.............................................  $251,124,790
     Sales.................................................   245,315,969
   U.S. Government Obligations
     Purchases.............................................            --
     Sales.................................................            --

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              S&P 500        SOCIAL        STRATEGIC     FIRSTAR GROWTH
                                                               INDEX        AWARENESS       INCOME          & INCOME
                                                             ----------   -------------   -----------   -----------------
   Stocks & Bonds:
     Purchases.............................................  $9,756,352    $ 1,404,016    $   345,315      $ 1,542,024
     Sales.................................................   5,950,260      1,445,383        230,815          944,855
   U.S. Government Obligations
     Purchases.............................................          --             --             --               --
     Sales.................................................          --             --          2,616               --

                                                               RELATIVE
                                                                VALUE
                                                             ------------
   Stocks & Bonds:
     Purchases.............................................  $    410,195
     Sales.................................................     1,104,347
   U.S. Government Obligations
     Purchases.............................................            --
     Sales.................................................            --

                                                                           HIGH INCOME      EQUITY           CAPITAL
                                                             BLUE CHIP        BOND          INCOME           GROWTH
                                                             ----------   -------------   -----------   -----------------
   Stocks & Bonds:
     Purchases.............................................  $2,975,838    $ 4,482,291    $ 6,594,410      $21,336,529
     Sales.................................................     856,499      3,291,772      4,942,830       18,120,904
   U.S. Government Obligations:
     Purchases.............................................          --             --             --               --
     Sales.................................................          --             --             --               --

                                                              NASDAQ 100
                                                                INDEX
                                                             ------------
   Stocks & Bonds:
     Purchases.............................................  $  6,924,814
     Sales.................................................     3,047,345
   U.S. Government Obligations:
     Purchases.............................................            --
     Sales.................................................            --

(3)INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI") a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each portfolio's average daily net assets based on the following schedule: (a) for each of the Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Firstar Growth & Income, Relative Value, Capital Growth, and Blue Chip Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million,
   (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; (h) for the International Small Company Portfolio, 1.00% of that Portfolio's net assets; (i) for the High Income Bond and Equity Income, 0.75% of each Portfolio's net assets; and (j) for the Equity Portfolio, 0.80% of the first $500 million of the Portfolio's net assets, and 0.75% of net assets over $500 million. However, as to the Money Market Portfolio, the Advisor is presently waiving any of its fee in excess of 0.25%. In addition, after January 1, 1999, the advisor began waiving any fees in excess of 0.85% in the International Portfolio.

   Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the International, Capital Appreciation, Small Cap, International Small Company, Aggressive Growth, Core Growth, Growth & Income, Capital Growth, Strategic Income, Firstar Growth & Income, Relative Value, High Income Bond, Equity Income, Blue Chip, and Equity Portfolios subject to the approval of the Fund's Board of Directors. ONI has entered into Sub-Advisory Agreements with T. Rowe Price Associates, Inc. ("TRPA"), Founders Asset Management, Inc. ("FAM"), Strong Capital Management, Inc. ("SCM"), Pilgrim Baxter & Associates, Ltd. ("PBA"), Robertson Stephens Investment Management, L.P. ("RSIM"), Firstar Bank, N.A. ("Firstar"), Firstar Investment Research and Management Co., L.L.C. ("Firmco"), Federated Investment Counseling ("FIC"), and Legg Mason Fund Advisers, Inc. ("LM") respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) TRPA receives from ONI a fee at an annual rate of 0.50% of average daily net assets of the Capital Appreciation Portfolio, (b) FAM receives from ONI a fee at an annual rate of 0.625% of the first $75 million, 0.55% of the next $75 million, 0.50% between $150 and $300 million, and 0.40% of the average daily net asset value in

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   excess of $300 million of the Small Cap Portfolio; (c) SCM receives from ONI a fee at an annual rate of 0.55% of the first $50 million, and 0.45% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (d) PBA receives from ONI a fee at an annual rate of 0.65% of the first $50 million, 0.60% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth
   Portfolio: (e) RSIM receives from ONI a fee at an annual rate of (i) 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio, and (ii) 0.64% of the first $100 million, 0.60% of the next $100 million, and 0.55% of the average daily net assets in excess of $200 million of the Small Cap Growth Portfolio; (f) Firstar receives from ONI fees at an annual rate of
   (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio; (g) Firmco receives from ONI fees at an annual rate of 0.65% of the first $50 million and 0.60% of average daily assets in excess of $50 million of the First Growth & Income Portfolio; (h) FIC receives from ONI fees at an annual rate of (i) 0.50% of the first $35 million, 0.35% of the next $65 million, and 0.25% of the average daily net assets in excess of $100 million of each of the Equity Income and Blue Chip Portfolios, (ii) 0.50% of the first $30 million, 0.40% of the next $20 million, 0.30% of the next $25 million, and 0.25% of the average daily net assets in excess of $75 million of the High Income Bond Portfolio, (iii) 0.40% of the first $200 million and 0.35% of average daily net assets in excess of $200 million of the International Portfolio, and (iv) 0.75% of the first $100 million and 0.65% of average daily net assets in excess of $100 million of the International Small Company Portfolio; and (i) LM receives from ONI fees at the annual rate of 0.45% of the first $500 million and 0.40% of the average daily net assets in excess of $500 million of the Equity Portfolio.

   Effective January 1, 1999 FIC replaced SGAM as the sub-advisor for the International and Global Contrarian Portfolios. As compensation for their services FIC will receive from ONI fees at an annual rate of (i) 0.40% of the first $200 million and 0.35% of average net assets in excess of $200 million of the International Portfolio and (ii) 0.75% of the first $100 million and 0.65% of the average daily net assets in excess of $100 million of the Global Contrarian Portfolio.

   Effective August 1, 1999 LM replaced ONI (adviser) as the sub-adviser for the Equity Portfolio. As compensation for their services LM will receive from ONI fees at an annual rate of (i) 0.45% of the first $500 million and 0.40% of the average net assets in excess of $200 million of the Equity Portfolio.

   Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.

   The Fund's transfer agent and dividend-paying agent through December 31, 2000 was American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. Effective January 1, 2001, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, took over as transfer agent for the Funds. The Fund's custodian for those portfolios other than the International and International Small Company Portfolios is Firstar Bank, N.A., 425 Walnut Street, Cincinnati. Ohio. The custodian for the International and International Small Company Portfolios is State Street Bank-Kansas City, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, Firstar Bank and State Street Bank-Kansas City enter into subcustodial agreements, subject to approval by the Board of Directors.

(4) CAPITAL SHARE TRANSACTIONS

   Capital share transactions for the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                       EQUITY                   MONEY MARKET                   BOND
                                               -----------------------    ------------------------    -----------------------
                                               SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                 ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                                                06/30/01     12/31/00      6/30/01       12/31/00      6/30/01      12/31/00
                                               ----------    ---------    ----------    ----------    ----------    ---------
      Capital shares issued on sales.........  1,384,375     2,605,688    27,024,464    50,190,660    1,414,883       603,355
      Capital shares issued on reinvested
        dividends............................     19,940       847,435    27,232,899       411,338       63,926       175,889
      Capital shares redeemed................    697,407     1,245,055    24,686,884    49,724,728      297,492       560,345

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                         OMNI                   INTERNATIONAL          CAPITAL APPRECIATION
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........    194,778       239,404    6,123,278     4,267,426    1,169,588       519,625
      Capital shares issued on reinvested
        dividends.............................     30,078     1,688,643           --     3,111,276        9,255       620,429
      Capital shares redeemed.................    988,300     1,754,310    6,620,971     4,902,619      238,765     1,210,564

                                                       SMALL CAP             INT'L SMALL COMPANY         AGGRESSIVE GROWTH
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........    432,906       904,408    1,800,215     2,347,975      374,997     1,049,634
      Capital shares issued on reinvested
        dividends.............................         --     1,504,593           --       138,272        5,515            --
      Capital shares redeemed.................    651,086       581,342    1,930,513     2,069,442      292,186       224,037

                                                      CORE GROWTH              GROWTH & INCOME             S&P 500 INDEX
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........    448,727     1,068,107      530,063     1,329,604    1,303,978     2,408,428
      Capital shares issued on reinvested
        dividends.............................         --       474,790       27,924     1,033,467      113,645       558,686
      Capital shares redeemed.................    827,722       336,015      400,682       513,050      996,549     1,465,550

                                                   SOCIAL AWARENESS           STRATEGIC INCOME        FIRSTAR GROWTH & INCOME
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........     25,967        82,738       40,079        21,953       94,576       111,869
      Capital shares issued on reinvested
        dividends.............................         --            --        6,259        26,733           --            79
      Capital shares redeemed.................     36,199        99,300       22,032        37,566       36,276        14,215

                                                    RELATIVE VALUE                BLUE CHIP                EQUITY INCOME
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........     32,527       113,936      262,166       329,216      303,337       540,329
      Capital shares issued on reinvested
        dividends.............................      1,612         7,016        1,259         5,825        3,084         7,682
      Capital shares redeemed.................     79,229       132,466       80,835        38,498      127,654        53,491

                                                      HIGH INCOME              CAPITAL GROWTH            NASDAQ 100 INDEX
                                                -----------------------    -----------------------    -----------------------
                                                SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                  ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 6/30/01      12/31/00      6/30/01      12/31/00      6/30/01      12/31/00
                                                ----------    ---------    ----------    ---------    ----------    ---------
      Capital shares issued on sales..........    670,267       457,486      970,661     1,693,102    1,120,411     1,412,257
      Capital shares issued on reinvested
        dividends.............................    108,368       107,197           --           680           --            --
      Capital shares redeemed.................    580,652       110,946      753,067       509,969      389,374       333,476

   The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, and 10,000,000 are allocated to each of the other portfolios. The remaining 20,000,000 are unallocated at this time.

                                                                     (continued)
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
OHIO NATIONAL FUND, INC.                               June 30, 2001 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) COMMITMENTS

   As of June 30, 2001 the International, International Small Company, and Aggressive Growth Portfolios had entered into forward currency contracts, as set forth below, summarized by currency:

                            INTERNATIONAL PORTFOLIO

                  CURRENCY TO BE DELIVERED                  CURRENCY TO BE RECEIVED                       UNREALIZED
       SETTLE    --------------------------  U.S. $ VAL.   --------------------------  U.S. $ VAL.   --------------------
       DATES       AMOUNT         TYPE       AT 6/30/01      AMOUNT         TYPE       AT 6/30/01      GAIN       LOSS
       ------    ----------  --------------  -----------   ----------  --------------  -----------   --------   ---------
      10/05/01    3,650,000  New Zld Dollar  $1,476,425     1,750,175  U.S. Dollar     $1,750,175    $273,750
      10/05/01    1,942,425  U.S. Dollar      1,942,165     3,650,000  New Zld Dollar   1,476,425               $(465,740)
                                             ----------                                ----------    --------   ---------
                                             $3,418,590                                $3,226,600    $273,750   $(465,740)
                                             ==========                                ==========    ========   =========

                          INTERNATIONAL SMALL COMPANY

                   CURRENCY TO BE DELIVERED                   CURRENCY TO BE RECEIVED                       UNREALIZED
       SETTLE    ----------------------------  U.S. $ VAL.   --------------------------  U.S. $ VAL.   ---------------------
       DATES       AMOUNT           TYPE       AT 6/30/01      AMOUNT         TYPE       AT 6/30/01      GAIN        LOSS
       ------    -----------   --------------  -----------   ----------  --------------  -----------   ---------   ---------
       7/3/01    136,620,000   Japanese        $1,095,940     1,111,689  U.S. Dollar     $1,111,689    $  15,748
       7/3/01     51,800,432   Japanese           415,533       429,879  U.S. Dollar        429,879       14,345
       7/3/01     34,527,471   Japanese           276,973       287,704  U.S. Dollar        287,704       10,731
       7/3/01     77,245,021   Japanese           619,645       651,708  U.S. Dollar        651,708       32,062
                                               ----------                                ----------    ---------   ---------
                                               $2,408,091                                $2,480,980    $  72,889   $       0
                                               ==========                                ==========    =========   =========

                               AGGRESSIVE GROWTH

                  CURRENCY TO BE DELIVERED                  CURRENCY TO BE RECEIVED                       UNREALIZED
      SETTLE     --------------------------  U.S. $ VAL.   --------------------------  U.S. $ VAL.   ---------------------
      DATES        AMOUNT         TYPE       AT 6/30/01      AMOUNT         TYPE       AT 6/30/01      GAIN        LOSS
      ------     ----------  --------------  -----------   ----------  --------------  -----------   ---------   ---------
      10/26/01   39,100,000  Japanese        $  324,118       317,600  U.S. Dollar     $  317,600    $   6,518
      11/09/01      375,000  Eurobond           338,043       316,756  U.S. Dollar        316,756       21,288
      10/26/01       15,000  Great Britain       21,442        20,999  U.S. Dollar         20,999          443
      11/02/01       30,000  Great Britain       42,832        41,985  U.S. Dollar         41,985          847
                                             ----------                                ----------    ---------   ---------
                                             $  726,436                                $  697,340    $  20,096   $       0
                                             ==========                                ==========    =========   =========

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Ohio National Fund, Inc.
Post Office Box 371
Cincinnati, Ohio 45201



Form 1325 Rev. 8/01